UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2010
(unaudited)

CREDIT SUISSE TRUST
■  COMMODITY RETURN STRATEGY
  PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2010; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2010 (unaudited)

August 18, 2010

Dear Shareholder:

For the six-month period ended June 30, 2010, the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") had a loss of 9.79%.1 Its benchmark, the Dow Jones-UBS Commodity Index Total Return2 ("DJ-UBS Index") decreased 9.60%. Also, the S&P 500 Index3 had a decrease of 6.65%.

Market Review: A challenging period

The six-month period ended June 30, 2010 was a volatile one. Global markets fluctuated between signs of economic recovery and uncertainty as a result of the potential debt crisis in the Eurozone and slower economic growth in China. Commodities declined for the six-month period ended June 30, 2010, due in large part to investor fears of a double dip recession. The Dow Jones-UBS Commodity Index Total Return declined 9.60% for the period, with commodities underperforming most other asset classes. The S&P 500 Index dropped by 6.65% and the Dow Jones Industrial Average lost 5.00%, while the Barclays Capital U.S. Aggregate Bond Index Total Return gained 5.33%.

Investors continued to worry about the soundness of the global economy — especially with regard to China, Europe and the United States. The main fear in China was that recent tightening measures (designed to control robust economic growth) might eventually curb global growth. At the same time, Europe continued to be weighed down by concerns over the Euro and European sovereign debt. In the United States, there has been growing concern over the government debt burden. Thus far, however, U.S. government debt and the U.S. dollar have been benefiting from the sovereign debt-related concerns emanating from across the Atlantic. Increased fears of a double-dip recession in the United States have also kept demand for U.S. government bonds strong, while other "risky" assets continued to falter.

Economically sensitive commodities were not spared by the continued risk aversion and industrial metals were particularly vulnerable. However, broad commodity markets were slightly buoyed by the combination of strong pockets in otherwise soft commodities markets, continued precious metals strength and positive energy markets.

Strategic Review and Outlook: Diversification and Potential Upside

The Portfolio seeks total return and is designed to achieve positive return relative to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity-linked derivative instruments and fixed-income securities. The DJ-UBS Index is a broadly diversified futures index composed of futures

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

contracts on 19 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year.

For the semiannual period, the Portfolio underperformed the benchmark. Precious metals continued its momentum from the previous year-end and was the top performing commodity group, returning 12.87% for the period. Gold and silver were up 13.29% and 10.52%, respectively. In contrast, industrial metals was the worst performing commodity group for the period, declining 14.11% due to concerns over slower economic growth and a pull-back in development. Zinc was the weakest performer of all industrial metals, losing 32.01%, while nickel, up 5.91%, was the only commodity within the sector to post a gain. The livestock sector was up 2.96% with fairly steady returns from live cattle and lean hogs, up 3.38% and 2.38%, respectively.

Energy continued its decline during the period, losing 13.93%. Natural gas, down 22.62%, remained the leading contributor to the sector's poor performance, continuing to suffer from unexpected surpluses and lower than expected industrial demand. Crude oil, heating oil, and gasoline all detracted from performance as well, declining 10.57%, 8.17%, and 7.59%, respectively. Agriculture was down 13.66% for the period. Sugar declined 40.45%, making it the weakest commodity year-to-date, after rising 86.26% in 2009. Additionally, the negative returns of corn, wheat, soybean oil and soybean all contributed to agriculture's poor performance year-to-date. Up 17.66%, not only was coffee the only positively performing commodity within agriculture, but it was also the strongest commodity year-to-date due to tight inventory and lower production than anticipated.

In the fixed income portion of the portfolio, we maintained a bias toward high-quality, short-term assets — specifically bonds issued by U.S. Government-Sponsored Enterprises (GSE's) and U.S. Treasury issued debt. In the current credit environment, we remain confident in our high-quality fixed income positions, which performed well during the past six months.

Despite increasing economic concerns, developed market demand for key commodities, such as crude oil and copper, continues to increase and emerging market demand remains robust. Further, although supply side growth is still modest, capacity for supply-constrained commodities continues to rise. This may generally be supportive of commodity prices over time. In addition, as risk aversion fades and investors sell government debt to fund riskier investments geared toward economic development and growth, commodity prices may rise.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

For now, investors appear squarely focused on safety, while markets are pricing in a seemingly benign inflation environment. We know that times of increased uncertainty often coincide with heightened volatility, which is likely to continue in the near-term. We believe investors will continue to benefit from the inflation protection and diversification potential of commodities going forward.

Effective August 17, 2010, Nelson Louie* joined the Credit Suisse Commodities Management Team as co-manager of the Portfolio.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

*  Nelson Louie, Managing Director, is Global Head of the Commodities Group. Mr. Louie re-joined Credit Suisse Asset Management, LLC in August 2010. From May 2009 to August 2010 he was an Executive Director in the Commodity Index Products area at UBS Securities, LLC. From June 2007 to May 2009 he was a Managing Director at AIG Financial Products responsible for North American Marketing of commodities-based solutions. From April 1993 to June 2007 he held positions within Credit Suisse Asset Management, LLC. His responsibilities included portfolio management and overseeing a team that was responsible for enhanced commodity and equity index strategies, option based hedging solutions and option arbitrage products. He was a team member of the Portfolio from inception through May 2007. Mr. Louie holds a Bachelor of Arts degree in Economics from Union College.

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost.

At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Average Annual Returns as of June 30, 20101

1 Year	Since Inception	Inception Date
2.67%	(2.61)%	2/28/06

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 1.08%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 0.95%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2010.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2010

Actual Portfolio Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$902.10
Expenses Paid per $1,000*	$4.48
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$1,020.08
Expenses Paid per $1,000*	$4.76
Annualized Expense Ratio*	0.95%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Sector Breakdown*
United States Agency Obligations	59.9%
Wholly-Owned Subsidiary	23.0%
Commodity Indexed Structured Notes	11.1%
United States Treasury Obligations	5.0%
Short-Term Investment	1.0%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

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Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (11.2%)
$4,500	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	11/26/10	0.205	$4,209,750
1,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	02/15/11	0.190	965,700
2,700	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	04/21/11	0.188	2,218,050
6,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	04/15/11	0.033	3,741,996
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,700,000)					11,135,496
UNITED STATES AGENCY OBLIGATIONS (60.0%)
3,400	Fannie Mae Discount Notes	(AAA, Aaa)	08/09/10	0.213	3,399,217
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	09/20/10	0.250	1,999,596
3,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/01/10	0.240	2,998,926
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	01/18/11	0.300	2,496,510
5,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.331	5,001,500
3,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.650	3,014,859
2,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/06/10	0.180	1,999,640
1,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/08/10	0.150	1,499,742
2,500	Federal Home Loan Banks#	(AAA, Aaa)	10/15/10	0.243	2,500,450
2,500	Federal Home Loan Banks	(AAA, Aaa)	10/25/10	0.500	2,503,840
2,000	Federal Home Loan Banks	(AAA, Aaa)	10/29/10	0.270	2,000,490
2,500	Federal Home Loan Banks	(AAA, Aaa)	02/25/11	0.450	2,500,352
2,000	Federal Home Loan Banks	(AAA, Aaa)	03/25/11	0.750	2,006,248
3,000	Federal Home Loan Banks	(AAA, Aaa)	04/13/11	0.570	3,001,689
2,000	Federal Home Loan Banks	(AAA, Aaa)	05/16/11	0.610	2,000,418
3,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	0.253	3,001,371
2,500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/02/12	0.271	2,497,818
2,500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/16/12	0.310	2,499,192
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/12/10	0.180	1,999,890
4,100	Freddie Mac Discount Notes	(AAA, Aaa)	09/28/10	0.250	4,099,090
2,500	Freddie Mac Discount Notes	(AAA, Aaa)	10/05/10	0.250	2,499,067
2,500	Freddie Mac Discount Notes	(AAA, Aaa)	11/15/10	0.230	2,498,193
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	1,993,518
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $59,991,067)					60,011,616
UNITED STATES TREASURY OBLIGATIONS (5.0%)
2,000	United States Treasury Bills	(AAA, Aaa)	12/02/10	0.215	1,998,528
3,000	United States Treasury Notes	(AAA, Aaa)	02/28/11	0.875	3,012,072
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,009,496)					5,010,600
SHORT-TERM INVESTMENT (1.0%)
984	State Street Bank and Trust Co. Euro Time Deposit (Cost $984,000)		07/01/10	0.010	984,000

See Accompanying Notes to Financial Statements.
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Credit Suisse Trust — Commodity Return Strategy Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

Number of Shares		Value
WHOLLY-OWNED SUBSIDIARY (23.0%)
42,540,242	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $23,260,501)	$23,002,635
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $103,945,064)		100,144,347
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(161,430)
NET ASSETS (100.0%)		$99,982,917

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2010.

^  Affiliated issuer. See Note 3.

See Accompanying Notes to Financial Statements.
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Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

Assets
Investments at value (Cost $80,684,563) (Note 2)	$77,141,712
Investment in wholly-owned subsidiary at value (Cost $23,260,501) (Note 2)	23,002,635
Cash	67
Receivable for portfolio shares sold	48,566
Interest receivable	37,058
Prepaid expenses and other assets	1,010
Total Assets	100,231,048
Liabilities
Advisory fee payable (Note 3)	30,369
Administrative services fee payable (Note 3)	15,618
Shareholder servicing/Distribution fee payable (Note 3)	20,685
Payable for portfolio shares redeemed	128,343
Trustees' fee payable	4,627
Other accrued expenses payable	48,489
Total Liabilities	248,131
Net Assets
Capital stock, $.001 par value (Note 6)	14,469
Paid-in capital (Note 6)	147,026,017
Accumulated net investment loss	(11,464,230)
Accumulated net realized loss on investments	(31,792,622)
Net unrealized depreciation from investments	(3,800,717)
Net Assets	$99,982,917
Shares outstanding	14,468,690
Net asset value, offering price and redemption price per share	$6.91

See Accompanying Notes to Financial Statements.
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Credit Suisse Trust — Commodity Return Strategy Portfolio
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 2)
Interest	$85,224
Securities lending	2,545
Total investment income	87,769
Expenses
Investment advisory fees (Note 3)	259,007
Administrative services fees (Note 3)	73,918
Shareholder servicing/Distribution fees (Note 3)	129,504
Printing fees (Note 3)	24,752
Legal fees	19,552
Audit and tax fees	17,701
Trustees' fees	12,901
Transfer agent fees	9,639
Insurance expense	5,450
Custodian fees	3,500
Commitment fees (Note 4)	1,160
Miscellaneous expense	3,263
Total expenses	560,347
Less: fees waived (Note 3)	(68,233)
Net expenses	492,114
Net investment loss	(404,345)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments	7,339,487
Net change in unrealized appreciation (depreciation) from investments	(11,798,517)
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	(5,975,393)
Net realized and unrealized loss from investments	(10,434,423)
Net decrease in net assets resulting from operations	$(10,838,768)

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.
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Credit Suisse Trust — Commodity Return Strategy Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment loss	$(404,345)	$(439,869)
Net realized gain (loss) from investments	7,339,487	(28,640,354)
Net change in unrealized appreciation (depreciation) from investments	(17,773,910)	45,901,879
Net increase (decrease) in net assets resulting from operations	(10,838,768)	16,821,656
From Dividends
Dividends from net investment income	—	(10,619,456)
Net decrease in net assets resulting from dividends	—	(10,619,456)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	7,080,945	25,522,866
Reinvestment of dividends	—	10,619,456
Net asset value of shares redeemed	(4,469,865)	(4,053,406)
Net increase in net assets from capital share transactions	2,611,080	32,088,916
Net increase (decrease) in net assets	(8,227,688)	38,291,116
Net Assets
Beginning of period	108,210,605	69,919,489
End of period	$99,982,917	$108,210,605
Accumulated net investment loss	$(11,464,230)	$(11,059,885)

See Accompanying Notes to Financial Statements.
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Credit Suisse Trust — Commodity Return Strategy Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,			For the Period Ended
	(unaudited)	2009	2008	2007	December 31, 2006[1]
Per share data
Net asset value, beginning of period	$7.66	$7.11	$11.58	$10.37	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.03)	(0.04)	0.15	0.54	0.38
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.72)	1.43	(3.80)	1.22	0.25
Total from investment operations	(0.75)	1.39	(3.65)	1.76	0.63
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.84)	(0.15)	(0.55)	(0.26)
Distributions from net realized gains	—	—	(0.67)	—	—
Total dividends and distributions	—	(0.84)	(0.82)	(0.55)	(0.26)
Net asset value, end of period	$6.91	$7.66	$7.11	$11.58	$10.37
Total return[3]	(9.79)%	19.48%	(33.72)%	17.33%	6.36%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$99,983	$108,211	$69,919	$56,624	$145,907
Ratio of expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%[4]
Ratio of net investment income (loss) to average net assets	(0.78)%[4]	(0.52)%	1.35%	4.06%	4.28%[4]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.13%[4]	0.25%	0.11%	0.08%	0.31%[4]
Portfolio turnover rate	47%	53%	140%	93%	27%

1  For the period February 28, 2006 (commencement of operations) through December 31, 2006.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
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Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements
June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers three managed investment portfolios of which one, the Commodity Return Strategy Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities'

14

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$11,135,496	$—	$11,135,496
United States Agency Obligations	—	60,011,616	—	60,011,616
United States Treasury Obligations	—	5,010,600	—	5,010,600
Short-Term Investment	—	984,000	—	984,000
Wholly-Owned Subsidiary	—	23,002,635	—	23,002,635
Other Financial Instruments*	—	—	—	—
	$—	$100,144,347	$—	$100,144,347

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

16

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Portfolio has received a private letter ruling from the IRS which confirms that the Portfolio's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Portfolio may, through its investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly owned and controlled Cayman Islands subsidiary, ("the Subsidiary"), seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns. If the Portfolio should fail to qualify as a RIC, it would be considered as a single investment, which may result in variable contracts invested in the Portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contracts would be taxed currently to the holders, and the contracts would remain subject to taxation as ordinary income thereafter, even if they become adequately diversified.

17

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures

18

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2010, the Portfolio had no open futures contracts.

I) SWAPS — The Portfolio may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2010, the Portfolio had no outstanding swap contracts.

19

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

J) COMMODITY INDEX-LINKED STRUCTURED NOTES — The Portfolio may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2010, the value of these securities comprised 11.2% of the Portfolio's net assets and resulted in unrealized depreciation of $(3,564,504).

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2010, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $10,396, of which $7,215 was rebated to borrowers (brokers). The Fund retained $2,545 in income from the cash collateral investment, and SSB, as lending agent, was paid $636. Securities lending income is accrued as earned.

L) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss

20

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Statement of Assets and Liabilities.

The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended June 30, 2010, investment advisory fees earned and voluntarily waived were $259,007 and $68,233, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six

21

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

months ended June 30, 2010, co-administrative services fees earned by CSAMSI were $46,621.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $27,297.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares. Pursuant to distribution plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2010, Merrill was paid $8,107 for its services by the Portfolio.

Investment in Cayman Commodity Fund II, Ltd. The Portfolio may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity and financial futures, swaps and options contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Credit Suisse.

The Portfolio does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Portfolio's Schedule of Investments. Unrealized appreciation or depreciation on the Portfolio's investment in the Subsidiary is recorded in the Portfolio's Statement of Assets and Liabilities and Portfolio's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's

22

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 06/30/10
Credit Suisse Cayman Commodity Fund II, Ltd.	34,673,968	7,866,274	—	42,540,242	$—	$23,002,635

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2010, and during the six months ended June 30, 2010, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$14,200,000	$15,234,622	$19,513,276	$17,313,199

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $103,945,064, $22,634, $(3,823,351) and $(3,800,717), respectively.

23

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Shares sold	974,201	3,454,889
Shares issued in reinvestment of dividends	—	1,387,148
Shares redeemed	(627,215)	(558,672)
Net increase	346,986	4,283,365

On June 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	92%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

Effective June 30, 2009, the Portfolio adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 25, 2010. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

24

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

25

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

26

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

27

■  CREDIT SUISSE
CAYMAN COMMODITY FUND II, LTD.

for the Six Months Ended June 30, 2010
(unaudited)

28

Credit Suisse Cayman Commodity Fund II, Ltd.
Schedule of Investments
June 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (70.5%)
$1,000	Fannie Mae Discount Notes^^	(AAA, Aaa)	08/09/10	0.210	$999,772
500	Fannie Mae Discount Notes	(AAA, Aaa)	10/01/10	0.350	499,821
1,220	Fannie Mae Discount Notes‡‡	(AAA, Aaa)	01/18/11	0.300	1,218,297
1,000	Federal Farm Credit Bank#	(AAA, Aaa)	11/02/11	0.331	1,000,300
1,000	Federal Farm Credit Bank#	(AAA, Aaa)	12/07/11	0.190	998,227
1,000	Federal Farm Credit Bank#	(AAA, Aaa)	01/13/12	0.650	1,004,953
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/11/10	0.140	999,841
1,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/03/10	0.200	999,840
1,000	Federal Home Loan Banks	(AAA, Aaa)	02/25/11	0.450	1,000,141
500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	05/04/11	0.254	500,498
500	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	10/21/11	0.338	500,213
1,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	02/10/12	0.310	999,715
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/09/10	0.200	999,956
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/06/10	0.130	999,870
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/30/10	0.230	999,772
1,500	Freddie Mac Discount Notes	(AAA, Aaa)	11/15/10	0.230	1,498,915
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	05/04/11	0.400	996,759
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $16,211,905)					16,216,890
UNITED STATES TREASURY OBLIGATION (4.4%)
1,000	United States Treasury Notes (Cost $1,003,778)	(AAA, Aaa)	02/28/11	0.875	1,004,024
SHORT-TERM INVESTMENT (5.5%)
1,268	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,268,000)		07/01/10	0.010	1,268,000
TOTAL INVESTMENTS AT VALUE (80.4%) (Cost $18,483,683)					18,488,914
OTHER ASSETS IN EXCESS OF LIABILITIES (19.6%)					4,513,721
NET ASSETS (100.0%)					$23,002,635

†  Credit ratings given by the Standard & Poor's Division of the The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

^^  Collateral segregated for swap contracts.

‡‡  Collateral segregated for futures contracts.

#  Variable rate obligations — The interest rate is the rate as of June 30, 2010.

See Accompanying Notes to Financial Statements.
29

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

Assets
Investments at value (Cost $18,483,683) (Note 2)	$18,488,914
Cash	514
Cash segregated at brokers for futures contracts and swap contracts	4,927,134
Receivable from investment adviser (Note 3)	6,382
Interest receivable	5,669
Total Assets	23,428,613
Liabilities
Unrealized depreciation on open swap contracts	413,332
Variation margin payable (Note 2)	10,110
Other accrued expenses payable	2,536
Total Liabilities	425,978
Net Assets
Par value of participating shares (Note 4)	42,540
Paid-in capital (Note 4)	50,357,460
Undistributed net investment income	324,260
Accumulated net realized loss on investments, futures contracts and swap contracts	(27,284,503)
Net unrealized depreciation from investments, futures contracts and swap contracts	(437,122)
Net Assets	$23,002,635
Shares outstanding	42,540,242
Net asset value, offering price and redemption price per share	$0.54

See Accompanying Notes to Financial Statements.
30

Credit Suisse Cayman Commodity Fund II, Ltd.
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 2)
Interest	$26,057
Expenses
Administrative services fees (Note 3)	7,251
Audit fees	8,720
Custodian fees	4,887
Legal fees	3,633
Miscellaneous expense	91
Total expenses	24,582
Less: fees reimbursed (Note 3)	(24,582)
Net expenses	—
Net investment income	26,057
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	3,378
Net realized loss from futures contracts	(215,024)
Net realized loss from swap contracts	(5,617,576)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(172,228)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(6,001,450)
Net decrease in net assets resulting from operations	$(5,975,393)

See Accompanying Notes to Financial Statements.
31

Credit Suisse Cayman Commodity Fund II, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment income	$26,057	$57,407
Net realized gain (loss) from investments, futures contracts and swap contracts	(5,829,222)	13,446,712
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(172,228)	(2,206,126)
Net increase (decrease) in net assets resulting from operations	(5,975,393)	11,297,993
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	4,000,000	4,000,000
Net asset value of shares redeemed	—	(7,000,000)
Net increase (decrease) in net assets from capital share transactions	4,000,000	(3,000,000)
Net increase (decrease) in net assets	(1,975,393)	8,297,993
Net Assets
Beginning of period	24,978,028	16,680,035
End of period (including undistributed net investment income of $324,260, and $298,203, respectively)	$23,002,635	$24,978,028

See Accompanying Notes to Financial Statements.
32

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements
June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund II, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of June 30, 2010, 100% of the Fund's participating shares were owned by Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio").

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

33

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$16,216,890	$—	$16,216,890
United States Treasury Obligation	—	1,004,024	—	1,004,024
Short-Term Investment	—	1,268,000	—	1,268,000
Other Financial Instruments*
Futures	(29,021)	—	—	(29,021)
Swaps	—	(413,332)	—	(413,332)
	$(29,021)	$18,075,582	$—	$18,046,561

*Other financial instruments include futures, forwards and swap contracts.

34

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of June 30, 2010

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts on Commodities	Variation margin receivable, Net Assets — Unrealized Appreciation	$0	Variation margin payable, Liabilities — Unrealized Depreciation	$29,021	*
Commodity Index Swaps	Net Assets — Unrealized Appreciation	0	Liabilities — Unrealized Depreciation	413,332
Total		$0		$442,353

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$(215,024)
Commodity Index Swaps	(5,617,576)
Total	$(5,832,600)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$25,256
Commodity Index Swaps	(204,059)
Total	$(178,803)

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Portfolio is generally

35

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

representative of open positions throughout the reporting period for the Portfolio.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for

36

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2010, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	4,545,950	$(112,549)
Agriculture	347,280	2,605
		$(109,944)
Contracts To Sell
Energy	(4,482,310)	$87,452
Agriculture	(362,880)	(6,529)
		$80,923
Net unrealized appreciation (depreciation)		$(29,021)

G) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The Fund's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated

37

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2010, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$16,410,942	7/27/2010	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	$(112,060)
USD	$578,361	7/27/2010	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	(3,943)
USD	$936,458	7/27/2010	Morgan Stanley Capital Group	Commodity Index Return	Fee plus Treasury Bill Rate	(6,382)
USD	$37,658,112	7/27/2010	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	(257,142)
USD	$4,956,213	7/27/2010	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	(33,805)
						$(413,332)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Trust - Commodity Return Strategy Portfolio pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the period ended June 30, 2010, Credit Suisse voluntarily reimbursed the Fund $24,582 in Fund expenses. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

38

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds / portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/portfolio, subject to annual minimum fee. For the six months ended June 30, 2010, administrative services fees earned by SSB were $7,251.

Note 4. Capital Share Transactions

The Fund issued 100,000 participating shares for $1,000,000 on July 27, 2007 in conjunction with the initial capitalization of the Fund. Transactions in capital shares of the Fund were as follows:

	For the Six Months Ended June 30, 2010 (unaudited)		For the Year Ended December 31, 2009
	Shares	Value	Shares	Value
Shares sold	7,866,274	$4,000,000	11,899,312	$4,000,000
Shares redeemed	—	—	(15,252,402)	(7,000,000)
Net increase (decrease)	7,866,274	$4,000,000	(3,353,090)	$(3,000,000)

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended June 30, 2010 and the year ended December 31, 2009, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. Total returns for periods less than one year are not annualized.

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Total Return	(25.00)%	63.64%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes.

Ratio to Average Net Assets:	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Net investment income	0.23%	0.31%
Total expenses (before expense reimbursement)	0.22%	0.18%
Total expenses (after expense reimbursement)	0.00%	0.00%

39

Credit Suisse Cayman Commodity Fund II, Ltd.
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Subsequent Events

Effective June 30, 2009, the Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 25, 2010. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

40

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TRCOM-SAR-0610

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2010
(unaudited)

CREDIT SUISSE TRUST
■  U.S. EQUITY FLEX I PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2010; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report
June 30, 2010 (unaudited)

July 21, 2010

Dear Shareholder:

For the six-month period ended June 30, 2010, the Credit Suisse Trust — U.S. Equity Flex I Portfolio (the "Portfolio") had a loss of 7.86%, versus a decrease of 6.05% for the Russell 3000® Index.1

Market Review: A challenging period

The six-month period ending June 30, 2010 was a challenging one. The markets overall declined during the period, with the Russell 3000 Index losing 6.05%, while the Dow Jones Industrial Average declined 5.00%. Despite what seemed to be a global recovery in 2009, developments in the Eurozone, beginning with the budget deficit in Greece, combined with signals from emerging markets, like China, to cause a global pullback.

Strategic Review and Outlook: A period of change

For the semiannual period ended June 30, 2010, the Portfolio underperformed its benchmark. Overall, the long sleeve of the portfolio contributed to performance while the short sleeve detracted from performance. Stock selection and sector weighting in consumer staples made the leading positive contributions to performance. Additionally, stock selection and sector weightings in financials and energy also helped relative performance. Conversely, stock selection and sector weighting in information technology and utilities were the leading detractors from performance. Stock selection in consumer discretionary also detracted from relative performance.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive long-term investment process going forward. Our investment process relies on a systematic quantitative approach that takes into account historical results as well as near- and long-term views. In further detail, the process can be broken into four steps: 1. Research supporting the five financial models and blended risk model; 2. Construction of Expected Returns and Optimization; 3. Implementation; 4. Risk/Return Monitoring and Attribution Analysis. Research is conducted to identify new sources of alpha, improve existing factors, and strengthen risk control. Research on prospective factors is sourced from academic papers, sell side research, and internal dialogue. Research ideas are always based on sound financial principles and economic intuition. In step two, the signals from the five financial models are blended to construct the expected returns. The expected returns, the blended risk model, transaction costs, investment objectives, as well as client-specific constraints are then fed into a proprietary optimizer to determine optimal portfolio weights.

1

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Then the optimal weights from the optimizer are used for trading and rebalancing of the portfolio. The proprietary in-house risk monitoring system checks the optimal portfolio prior to trading. Once the optimal portfolio passes the appropriate checks, the trades are implemented. Lastly, all monitoring is done on an intraday basis and is relative to the portfolio's specific benchmark.

Effective May 3, 2010, Mika Toikka* joined the Credit Suisse Quantitative Equities Group and serves as the lead manager of the Portfolio.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

*  Mika Toikka, Managing Director, is Global Head of the Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG's Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading. Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group. Before joining Credit Suisse First Boston in September 2000, Mr. Toikka worked for Goldman Sachs & Co. in the Fixed Income and Currency and Commodity division where he played a leadership role in fixed income derivatives strategy. Prior to 1997, he worked for Salomon Brothers in Equity Derivatives and Quantitative Research. Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable to close out its short position.

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

2

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

The use of leverage subjects the Portfolio to the risk of magnified capital losses that can occur when losses affect an asset base that has been enlarged by borrowings or the creation of liabilities. The net asset value of the Portfolio, when employing leverage, will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Portfolio to pay interest.

Investments in small to medium-sized companies may be more volatile and less liquid than investments in larger companies.

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

3

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Average Annual Returns as of June 30, 2010

1 Year	5 Years	10 Years	Since Inception	Inception Date
11.67%	(5.23)%	(5.68)%	2.94%	6/30/95

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.75%.

1  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. equity market. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2010.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2010

Actual Portfolio Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$921.40
Expenses Paid per $1,000*	$8.34
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$1,016.12
Expenses Paid per $1,000*	$8.75
Annualized Expense Ratio*	1.75%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

6

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Information Technology	22.5%	(2.7)%	19.8%
Consumer Discretionary	20.0%	(2.7)%	17.3%
Health Care	17.9%	(1.9)%	16.0%
Financials	17.0%	(3.4)%	13.6%
Energy	10.3%	(1.4)%	8.9%
Consumer Staples	8.6%	(0.9)%	7.7%
Materials	7.7%	(1.4)%	6.3%
Industrials	8.9%	(3.4)%	5.5%
Telecommunication Services	2.5%	(0.2)%	2.3%
Utilities	3.6%	(1.4)%	2.2%
Short-Term Investment	0.4%	0.0%	0.4%
Total	119.4%	(19.4)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (119.2%)
COMMON STOCKS (119.2%)
Aerospace & Defense (0.1%)
HEICO Corp.	250	$8,980
L-3 Communications Holdings, Inc.	1,200	85,008
The Boeing Co.§	100	6,275
		100,263
Air Freight & Logistics (0.8%)
United Parcel Service, Inc. Class B	19,700	1,120,733
Airlines (2.7%)
Alaska Air Group, Inc.*	70,032	3,147,938
Delta Air Lines, Inc.*§	25,000	293,750
JetBlue Airways Corp.*§	3,900	21,411
UAL Corp.*§	9,500	195,320
		3,658,419
Auto Components (1.6%)
Autoliv, Inc.*§	42,811	2,048,506
Johnson Controls, Inc.	3,600	96,732
TRW Automotive Holdings Corp.*	1,600	44,112
		2,189,350
Automobiles (0.2%)
Ford Motor Co.*§	27,700	279,216
Thor Industries, Inc.§	400	9,500
		288,716
Beverages (0.3%)
Brown-Forman Corp. Class B§	1,300	74,399
PepsiCo, Inc.	800	48,760
The Boston Beer Co., Inc. Class A*§	200	13,490
The Coca-Cola Co.	6,500	325,780
		462,429
Biotechnology (6.5%)
Amgen, Inc.*	42,800	2,251,280
Cephalon, Inc.*§	75,097	4,261,755
Cubist Pharmaceuticals, Inc.*§	6,250	128,750
Gilead Sciences, Inc.*	58,600	2,008,808
InterMune, Inc.*	300	2,805
Martek Biosciences Corp.*§	7,300	173,083
Regeneron Pharmaceuticals, Inc.*§	233	5,200
Talecris Biotherapeutics Holdings Corp.*	700	14,770
		8,846,451
Building Products (0.4%)
Armstrong World Industries, Inc.*§	2,200	66,396
Griffon Corp.*§	6,652	73,571
Lennox International, Inc.§	1,100	45,727
Owens Corning*	9,900	296,109
Universal Forest Products, Inc.§	2,500	75,775
		557,578

See Accompanying Notes to Financial Statements.
8

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Capital Markets (3.9%)
Affiliated Managers Group, Inc.*	11,300	$686,701
American Capital, Ltd.*	2,800	13,496
Apollo Investment Corp.	2,512	23,437
Ares Capital Corp.§	1,300	16,289
BlackRock Kelso Capital Corp.§	100	987
Eaton Vance Corp.§	29,300	808,973
Federated Investors, Inc. Class B	2,085	43,180
Franklin Resources, Inc.	19,900	1,715,181
Greenhill & Co., Inc.§	100	6,113
Northern Trust Corp.§	11,700	546,390
T. Rowe Price Group, Inc.§	2,200	97,658
The Goldman Sachs Group, Inc.	2,000	262,540
Waddell & Reed Financial, Inc. Class A	48,800	1,067,744
		5,288,689
Chemicals (4.0%)
Ashland, Inc.	3,000	139,260
Celanese Corp. Series A	1,500	37,365
CF Industries Holdings, Inc.§	3,842	243,775
Huntsman Corp.	57,300	496,791
International Flavors & Fragrances, Inc.	1,000	42,420
Lubrizol Corp.§	51,000	4,095,810
Minerals Technologies, Inc.	1,100	52,294
NewMarket Corp.§	4,600	401,672
		5,509,387
Commercial Banks (3.3%)
Bancorpsouth, Inc.§	9,378	167,679
CapitalSource, Inc.§	3,700	17,612
City Holding Co.§	1,500	41,820
Cullen/Frost Bankers, Inc.	2,100	107,940
Fifth Third Bancorp§	2,800	34,412
First Financial Bankshares, Inc.§	3,641	175,096
First Midwest Bancorp, Inc.§	10,850	131,936
FNB Corp.§	4,700	37,741
Glacier Bancorp, Inc.§	910	13,350
Hancock Holding Co.	1,000	33,360
Home Bancshares, Inc.§	1,650	37,636
Huntington Bancshares, Inc.§	732	4,055
International Bancshares Corp.§	800	13,352
M&T Bank Corp.§	1,400	118,930
MB Financial, Inc.§	1,200	22,068
NBT Bancorp, Inc.§	5,500	112,310
S&T Bancorp, Inc.§	6,400	126,464
Signature Bank*§	100	3,801
Synovus Financial Corp.§	4,700	11,938
Tompkins Financial Corp.§	770	29,067
U.S. Bancorp	520	11,622

See Accompanying Notes to Financial Statements.
9

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Commercial Banks
UMB Financial Corp.§	400	$14,224
Umpqua Holdings Corp.§	34,000	390,320
Wells Fargo & Co.	107,800	2,759,680
Westamerica Bancorp.§	1,800	94,536
		4,510,949
Commercial Services & Supplies (0.4%)
ATC Technology Corp.*§	12,800	206,336
Consolidated Graphics, Inc.*§	3,065	132,531
Healthcare Services Group, Inc.§	4,200	79,590
Mine Safety Appliances Co.§	3,000	74,340
		492,797
Communications Equipment (1.4%)
Acme Packet, Inc.*§	1,100	29,568
QUALCOMM, Inc.	56,500	1,855,460
		1,885,028
Computers & Peripherals (5.1%)
Apple, Inc.*	2,891	727,173
Hewlett-Packard Co.	800	34,624
Lexmark International, Inc. Class A*§	52,200	1,724,166
SanDisk Corp.*§	19,000	799,330
Seagate Technology*§	6,200	80,848
Teradata Corp.*	3,900	118,872
Western Digital Corp.*	115,498	3,483,420
		6,968,433
Construction & Engineering (0.1%)
Aecom Technology Corp.*§	500	11,530
URS Corp.*	3,400	133,790
		145,320
Consumer Finance (1.0%)
American Express Co.§	17,900	710,630
AmeriCredit Corp.*	4,100	74,702
Capital One Financial Corp.§	14,800	596,440
First Cash Financial Services, Inc.*§	1,100	23,980
		1,405,752
Diversified Consumer Services (3.6%)
Apollo Group, Inc. Class A*	10,200	433,194
Career Education Corp.*§	16,900	389,038
Corinthian Colleges, Inc.*§	92,570	911,815
DeVry, Inc.	18,800	986,812
H&R Block, Inc.§	117,600	1,845,144
ITT Educational Services, Inc.*§	1,100	91,322
Sotheby's§	8,700	198,969
		4,856,294

See Accompanying Notes to Financial Statements.
10

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Diversified Financial Services (2.2%)
Citigroup, Inc.*	240,000	$902,400
CME Group, Inc.	1,200	337,860
Compass Diversified Holdings§	300	4,023
JPMorgan Chase & Co.	31,600	1,156,876
Moody's Corp.§	22,100	440,232
MSCI, Inc. Class A*	4,300	117,820
NYSE Euronext§	200	5,526
PHH Corp.*§	1,900	36,176
		3,000,913
Diversified Telecommunication Services (1.9%)
Alaska Communications Systems Group, Inc.§	5,800	49,242
AT&T, Inc.	100,007	2,419,169
Cbeyond, Inc.*§	2,000	25,000
General Communication, Inc. Class A*§	5,800	44,022
Qwest Communications International, Inc.§	20,300	106,575
		2,644,008
Electric Utilities (0.0%)
FirstEnergy Corp.§	800	28,184
Electrical Equipment (1.0%)
Belden, Inc.§	600	13,200
General Cable Corp.*§	44,256	1,179,422
Regal-Beloit Corp.	1,400	78,092
Rockwell Automation, Inc.	900	44,181
		1,314,895
Electronic Equipment, Instruments & Components (1.0%)
Avnet, Inc.*§	1,000	24,110
Brightpoint, Inc.*§	5,900	41,300
Jabil Circuit, Inc.§	43,200	574,560
Tech Data Corp.*§	19,000	676,780
		1,316,750
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	13,600	347,072
Diamond Offshore Drilling, Inc.§	4,900	304,731
Dresser-Rand Group, Inc.*	1,429	45,085
Global Industries, Ltd.*§	19,344	86,855
National-Oilwell Varco, Inc.§	32,700	1,081,389
Rowan Cos., Inc.*§	5,800	127,252
		1,992,384
Food & Staples Retailing (0.1%)
Spartan Stores, Inc.§	2,900	39,788
SUPERVALU, Inc.§	1,400	15,176
The Pantry, Inc.*§	3,000	42,330
		97,294

See Accompanying Notes to Financial Statements.
11

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Food Products (3.2%)
Bunge, Ltd.§	1,600	$78,704
Fresh Del Monte Produce, Inc.*§	400	8,096
J & J Snack Foods Corp.§	2,500	105,250
Lancaster Colony Corp.§	7,727	412,313
Lance, Inc.§	3,200	52,768
Mead Johnson Nutrition Co.	2,650	132,818
Sanderson Farms, Inc.§	1,900	96,406
The Hershey Co.§	59,750	2,863,817
Tyson Foods, Inc. Class A	39,200	642,488
		4,392,660
Gas Utilities (0.0%)
Energen Corp.	800	35,464
Health Care Equipment & Supplies (2.8%)
ABIOMED, Inc.*§	2,100	20,328
American Medical Systems Holdings, Inc.*§	2,500	55,300
Becton, Dickinson and Co.§	1,200	81,144
CareFusion Corp.*§	2,500	56,750
Edwards Lifesciences Corp.*§	2,200	123,244
Greatbatch, Inc.*§	1,300	29,003
Hologic, Inc.*§	106,300	1,480,759
Integra LifeSciences Holdings*§	1,700	62,900
Medtronic, Inc.	43,700	1,584,999
Stryker Corp.	900	45,054
Varian Medical Systems, Inc.*§	5,100	266,628
Volcano Corp.*§	600	13,092
		3,819,201
Health Care Providers & Services (2.8%)
AMERIGROUP Corp.*	1,200	38,976
Amsurg Corp.*§	300	5,346
Catalyst Health Solutions, Inc.*§	104	3,588
Emergency Medical Services Corp. Class A*	1,300	63,739
Genoptix, Inc.*§	600	10,320
Gentiva Health Services, Inc.*§	1,895	51,184
Humana, Inc.*	59,600	2,721,932
McKesson Corp.§	3,200	214,912
Medco Health Solutions, Inc.*§	600	33,048
Tenet Healthcare Corp.*	5,300	23,002
UnitedHealth Group, Inc.	1,500	42,600
WellPoint, Inc.*	12,100	592,053
		3,800,700
Health Care Technology (0.0%)
Phase Forward, Inc.*	3,000	50,040
Quality Systems, Inc.§	100	5,799
		55,839

See Accompanying Notes to Financial Statements.
12

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Hotels, Restaurants & Leisure (0.1%)
Brinker International, Inc.	1,400	$20,244
DineEquity, Inc.*	1,300	36,296
Hyatt Hotels Corp. Class A*§	500	18,545
Starbucks Corp.§	700	17,010
Wendy's/Arby's Group, Inc. Class A§	4,600	18,400
WMS Industries, Inc.*§	900	35,325
Wyndham Worldwide Corp.§	200	4,028
		149,848
Household Durables (2.1%)
American Greetings Corp. Class A§	200	3,752
Helen of Troy, Ltd.*§	300	6,618
National Presto Industries, Inc.§	100	9,286
Newell Rubbermaid, Inc.§	21,900	320,616
NVR, Inc.*§	100	65,503
Tupperware Brands Corp.	12,500	498,125
Whirlpool Corp.§	21,800	1,914,476
		2,818,376
Household Products (0.3%)
Colgate-Palmolive Co.§	3,900	307,164
Kimberly-Clark Corp.	100	6,063
The Procter & Gamble Co.	680	40,786
		354,013
Independent Power Producers & Energy Traders (3.0%)
Constellation Energy Group, Inc.§	125,600	4,050,600
NRG Energy, Inc.*§	200	4,242
RRI Energy, Inc.*§	3,700	14,023
		4,068,865
Industrial Conglomerates (1.9%)
3M Co.	31,800	2,511,882
General Electric Co.	1,600	23,072
Tredegar Corp.§	3,900	63,648
		2,598,602
Insurance (2.8%)
Aflac, Inc.§	25,200	1,075,284
Alterra Capital Holdings Ltd.§	500	9,390
American International Group, Inc.*§	4,900	168,756
Argo Group International Holdings, Ltd.§	300	9,177
Assurant, Inc.	27,900	968,130
Assured Guaranty, Ltd.§	1,100	14,597
eHealth, Inc.*§	1,400	15,918
Genworth Financial, Inc. Class A*	11,400	148,998
Infinity Property & Casualty Corp.§	800	36,944
MBIA, Inc.*§	1,800	10,098

See Accompanying Notes to Financial Statements.
13

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Insurance
Navigators Group, Inc.*§	5,500	$226,215
Prudential Financial, Inc.	2,100	112,686
The Travelers Cos., Inc.	15,800	778,150
Unitrin, Inc.	800	20,480
Unum Group	400	8,680
Validus Holdings, Ltd.	1,200	29,304
Wesco Financial Corp.	100	32,320
XL Group PLC	4,900	78,449
		3,743,576
Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*§	400	43,704
Expedia, Inc.§	45,900	862,002
priceline.com, Inc.*§	100	17,654
		923,360
Internet Software & Services (0.9%)
AOL, Inc.*§	1,581	32,869
DealerTrack Holdings, Inc.*§	1,800	29,610
eBay, Inc.*§	30,300	594,183
Google, Inc. Class A*§	400	177,980
Sohu.com, Inc.*	200	8,218
United Online, Inc.§	7,200	41,472
VeriSign, Inc.*§	10,900	289,395
		1,173,727
IT Services (2.6%)
Automatic Data Processing, Inc.§	400	16,104
CSG Systems International, Inc.*§	3,500	64,155
Fidelity National Information Services, Inc.	2,600	69,732
Gartner, Inc.*	2,332	54,219
Global Cash Access Holdings, Inc.*§	1,804	13,007
International Business Machines Corp.	10,100	1,247,148
Lender Processing Services, Inc.	21,060	659,388
Mastercard, Inc. Class A	100	19,953
The Western Union Co.§	68,700	1,024,317
VeriFone Holdings, Inc.*§	10,000	189,300
Visa, Inc. Class A	2,800	198,100
		3,555,423
Leisure Equipment & Products (0.3%)
Callaway Golf Co.§	3,000	18,120
Eastman Kodak Co.*§	3,700	16,058
Mattel, Inc.§	18,700	395,692
Polaris Industries, Inc.	800	43,696
		473,566

See Accompanying Notes to Financial Statements.
14

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc. Class A*	1,100	$95,139
Dionex Corp.*§	400	29,784
		124,923
Machinery (1.3%)
Caterpillar, Inc.§	4,500	270,315
Donaldson Co., Inc.§	7,100	302,815
Graco, Inc.§	23,500	662,465
Illinois Tool Works, Inc.§	700	28,896
Mueller Water Products, Inc. Class A§	1,900	7,049
Oshkosh Corp.*§	3,100	96,596
Parker Hannifin Corp.§	1,000	55,460
Sauer-Danfoss, Inc.*§	200	2,444
The Manitowoc Co., Inc.§	400	3,656
Timken Co.	12,300	319,677
Toro Co.§	1,000	49,120
		1,798,493
Media (2.8%)
Central European Media Enterprises, Ltd. Class A*§	400	7,960
Comcast Corp. Class A	14,000	243,180
DIRECTV Class A*§	7,100	240,832
DISH Network Corp. Class A	5,800	105,270
Gannett Co., Inc.§	108,600	1,461,756
Harte-Hanks, Inc.§	6,614	69,116
John Wiley & Sons, Inc. Class A§	4,500	174,015
Liberty Media Corp. - Capital Series A*§	6,000	251,460
Liberty Media Corp. - Starz Series A*	500	25,920
National CineMedia, Inc.§	11,800	196,588
Scholastic Corp.§	3,300	79,596
The McGraw-Hill Cos., Inc.§	12,000	337,680
The Washington Post Co. Class B§	1,300	533,624
Virgin Media, Inc.§	3,955	66,009
		3,793,006
Metals & Mining (3.4%)
Freeport-McMoRan Copper & Gold, Inc.	72,300	4,275,099
Hecla Mining Co.*§	13,500	70,470
Newmont Mining Corp.	4,800	296,352
		4,641,921
Multi-Utilities (0.6%)
CH Energy Group, Inc.§	1,457	57,173
DTE Energy Co.	13,700	624,857
Integrys Energy Group, Inc.	1,300	56,862
Public Service Enterprise Group, Inc.§	348	10,903
		749,795

See Accompanying Notes to Financial Statements.
15

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Multiline Retail (2.8%)
99 Cents Only Stores*§	14,400	$213,120
Big Lots, Inc.*§	21,900	702,771
Dollar General Corp.*§	400	11,020
Dollar Tree, Inc.*§	14,850	618,206
Fred's, Inc. Class A	18,400	203,504
Kohl's Corp.*§	5,300	251,750
Macy's, Inc.§	93,600	1,675,440
Nordstrom, Inc.§	200	6,438
Target Corp.	3,800	186,846
		3,869,095
Oil, Gas & Consumable Fuels (8.9%)
Apache Corp.§	9,200	774,548
ATP Oil & Gas Corp.*§	1,300	13,767
Brigham Exploration Co.*§	22,900	352,202
Chevron Corp.	46,400	3,148,704
Cimarex Energy Co.	49,200	3,521,736
Cobalt International Energy, Inc.*§	900	6,705
Consol Energy, Inc.	200	6,752
Continental Resources, Inc.*	7,600	339,112
Enterprise Products Partners LP	28,915	1,022,724
Exxon Mobil Corp.	24,649	1,406,718
GMX Resources, Inc.*§	6,600	42,834
Gran Tierra Energy, Inc.*§	2,800	13,888
Hess Corp.	21,000	1,057,140
Marathon Oil Corp.§	1,500	46,635
McMoRan Exploration Co.*§	22,000	244,420
Newfield Exploration Co.*§	100	4,886
Occidental Petroleum Corp.	400	30,860
Ship Finance International, Ltd.§	500	8,940
Stone Energy Corp.*§	2,300	25,668
Swift Energy Co.*§	200	5,382
Tesoro Corp.§	2,000	23,340
		12,096,961
Paper & Forest Products (0.3%)
Domtar Corp.§	6,200	304,730
International Paper Co.	2,900	65,627
		370,357
Personal Products (4.3%)
NBTY, Inc.*	9,862	335,407
The Estee Lauder Cos., Inc. Class A§	98,400	5,483,832
		5,819,239

See Accompanying Notes to Financial Statements.
16

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Pharmaceuticals (5.7%)
Abbott Laboratories	2,300	$107,594
Allergan, Inc.	21,100	1,229,286
Bristol-Myers Squibb Co.§	2,200	54,868
Eli Lilly & Co.§	9,500	318,250
Endo Pharmaceuticals Holdings, Inc.*§	138,200	3,015,524
Forest Laboratories, Inc.*§	1,000	27,430
Indevus Pharmaceuticals, Inc. (Escrow shares)^	2,200	0
King Pharmaceuticals, Inc.*§	15,900	120,681
Medicis Pharmaceutical Corp. Class A§	104,261	2,281,231
Mylan, Inc.*§	33,700	574,248
Nektar Therapeutics*§	2,100	25,410
		7,754,522
Professional Services (0.2%)
Towers Watson & Co. Class A§	6,600	256,410
Verisk Analytics, Inc. Class A*§	1,300	38,870
		295,280
Real Estate Investment Trusts (3.2%)
Annaly Capital Management, Inc.§	214,995	3,687,164
Chimera Investment Corp.§	10,471	37,800
DCT Industrial Trust, Inc.	3,400	15,368
Developers Diversified Realty Corp.	5,900	58,410
Public Storage§	121	10,637
Rayonier, Inc.	10,592	466,260
Starwood Property Trust, Inc.§	600	10,170
Vornado Realty Trust	413	30,129
		4,315,938
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.§	9,100	597,324
Semiconductors & Semiconductor Equipment (5.8%)
Altera Corp.§	72,900	1,808,649
Atmel Corp.*§	5,000	24,000
Broadcom Corp. Class A§	8,500	280,245
Cirrus Logic, Inc.*§	800	12,648
FEI Co.*§	100	1,971
Intel Corp.§	168,600	3,279,270
Linear Technology Corp.§	4,400	122,364
LSI Corp.*§	8,400	38,640
MKS Instruments, Inc.*§	7,300	136,656
National Semiconductor Corp.§	12,700	170,942
NVIDIA Corp.*§	7,100	72,491
Power Integrations, Inc.§	100	3,219
RF Micro Devices, Inc.*§	4,700	18,377
Veeco Instruments, Inc.*§	100	3,428
Xilinx, Inc.§	74,800	1,889,448
		7,862,348

See Accompanying Notes to Financial Statements.
17

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Software (5.8%)
Activision Blizzard, Inc.§	99,100	$1,039,559
ANSYS, Inc.*§	1,066	43,248
Blackbaud, Inc.§	932	20,290
BMC Software, Inc.*	2,000	69,260
FactSet Research Systems, Inc.§	5,800	388,542
Fair Isaac Corp.§	6,200	135,098
Microsoft Corp.	246,000	5,660,460
Novell, Inc.*§	5,462	31,024
Oracle Corp.	100	2,146
Red Hat, Inc.*	1,470	42,542
Take-Two Interactive Software, Inc.*	49,100	441,900
TIBCO Software, Inc.*	2,956	35,649
Websense, Inc.*§	300	5,670
		7,915,388
Specialty Retail (4.5%)
Advance Auto Parts, Inc.	2,600	130,468
Aeropostale, Inc.*§	54,886	1,571,935
Best Buy Co., Inc.	37,300	1,262,978
Dick's Sporting Goods, Inc.*§	24,300	604,827
Group 1 Automotive, Inc.*§	1,200	28,236
Monro Muffler, Inc.§	2,200	86,966
Office Depot, Inc.*	4,200	16,968
Penske Auto Group, Inc.*§	8,800	99,968
Pier 1 Imports, Inc.*§	1,200	7,692
Rent-A-Center, Inc.*§	21,300	431,538
Ross Stores, Inc.§	6,200	330,398
The Dress Barn, Inc.*§	29,100	692,871
Tiffany & Co.§	1,800	68,238
TJX Cos., Inc.	1,700	71,315
Williams-Sonoma, Inc.§	30,000	744,600
		6,148,998
Textiles, Apparel & Luxury Goods (1.3%)
American Apparel, Inc.*§	300	549
Fossil, Inc.*§	1,200	41,640
NIKE, Inc. Class B	12,727	859,709
Phillips-Van Heusen Corp.	500	23,135
Polo Ralph Lauren Corp.§	2,400	175,104
Skechers U.S.A., Inc. Class A*	1,900	69,388
The Timberland Co. Class A*§	15,500	250,325
The Warnaco Group, Inc.*	3,900	140,946
VF Corp.§	2,800	199,304
		1,760,100

See Accompanying Notes to Financial Statements.
18

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance (0.3%)
Dime Community Bancshares§	7,100	$87,543
MGIC Investment Corp.*	19,900	137,111
NewAlliance Bancshares, Inc.§	5,787	64,872
Trustco Bank Corp. NY§	15,110	84,616
		374,142
Tobacco (0.4%)
Philip Morris International, Inc.	7,100	325,464
Universal Corp.§	5,169	205,106
		530,570
Trading Companies & Distributors (0.0%)
MSC Industrial Direct Co., Inc. Class A§	892	45,189
Water Utilities (0.0%)
SJW Corp.§	900	21,096
Wireless Telecommunication Services (0.5%)
Leap Wireless International, Inc.*§	600	7,788
NII Holdings, Inc.*§	200	6,504
Sprint Nextel Corp.*§	41,900	177,656
Telephone & Data Systems, Inc.§	6,000	182,340
United States Cellular Corp.*§	5,245	215,832
USA Mobility, Inc.§	2,500	32,300
		622,420
TOTAL COMMON STOCKS (Cost $173,890,012)		162,151,341
TOTAL LONG STOCK POSITIONS (Cost $173,890,012)		162,151,341
SHORT-TERM INVESTMENTS (24.4%)
State Street Navigator Prime Portfolio§§	32,673,986	32,673,986
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 07/01/10	$509	509,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,182,986)		33,182,986
TOTAL INVESTMENTS AT VALUE (143.6%) (Cost $207,072,998)		195,334,327
TOTAL SECURITIES SOLD SHORT (-19.5%) (Proceeds $26,055,534)		(26,586,222)
LIABILITIES IN EXCESS OF OTHER ASSETS (-24.1%)		(32,741,372)
NET ASSETS (100.0%)		$136,006,733

See Accompanying Notes to Financial Statements.
19

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS (-19.5%)
COMMON STOCKS (-19.5%)
Aerospace & Defense (-0.4%)
AAR Corp.*	(1,500)	$(25,110)
American Science and Engineering, Inc.	(200)	(15,242)
BE Aerospace, Inc.*	(1,200)	(30,516)
Ceradyne, Inc.*	(1,000)	(21,370)
Curtiss-Wright Corp.	(1,000)	(29,040)
Esterline Technologies Corp.*	(700)	(33,215)
General Dynamics Corp.	(500)	(29,280)
Goodrich Corp.	(500)	(33,125)
Hexcel Corp.*	(2,000)	(31,020)
Honeywell International, Inc.	(700)	(27,321)
Lockheed Martin Corp.	(200)	(14,900)
Moog, Inc. Class A*	(1,000)	(32,230)
Northrop Grumman Corp.	(600)	(32,664)
Orbital Sciences Corp.*	(1,800)	(28,386)
Precision Castparts Corp.	(300)	(30,876)
Rockwell Collins, Inc.	(600)	(31,878)
Spirit Aerosystems Holdings, Inc. Class A*	(1,600)	(30,496)
Teledyne Technologies, Inc.*	(900)	(34,722)
TransDigm Group, Inc.	(700)	(35,721)
Triumph Group, Inc.	(500)	(33,315)
		(580,427)
Air Freight & Logistics (-0.1%)
Atlas Air Worldwide Holdings, Inc.*	(700)	(33,250)
CH Robinson Worldwide, Inc.	(500)	(27,830)
Expeditors International of Washington, Inc.	(900)	(31,059)
FedEx Corp.	(400)	(28,044)
Forward Air Corp.	(500)	(13,625)
HUB Group, Inc. Class A*	(1,000)	(30,010)
		(163,818)
Airlines (-0.0%)
AMR Corp.*	(3,200)	(21,696)
Hawaiian Holdings, Inc.*	(3,000)	(15,510)
Southwest Airlines Co.	(2,400)	(26,664)
		(63,870)
Auto Components (-0.1%)
American Axle & Manufacturing Holdings, Inc.*	(3,000)	(21,990)
BorgWarner, Inc.*	(800)	(29,872)
Cooper Tire & Rubber Co.	(1,500)	(29,250)
Dana Holding Corp.*	(1,600)	(16,000)
Drew Industries, Inc.*	(1,100)	(22,220)
Gentex Corp.	(1,400)	(25,172)
Superior Industries International, Inc.	(1,500)	(20,160)
Tenneco, Inc.*	(1,400)	(29,484)
The Goodyear Tire & Rubber Co.*	(1,100)	(10,934)
		(205,082)

See Accompanying Notes to Financial Statements.
20

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Automobiles (-0.0%)
Harley-Davidson, Inc.	(1,000)	$(22,230)
Winnebago Industries, Inc.*	(800)	(7,952)
		(30,182)
Beverages (-0.1%)
Central European Distribution Corp.*	(900)	(19,242)
Constellation Brands, Inc. Class A*	(1,900)	(29,678)
Dr. Pepper Snapple Group, Inc.	(900)	(33,651)
Hansen Natural Corp.*	(800)	(31,288)
Molson Coors Brewing Co. Class B	(700)	(29,652)
		(143,511)
Biotechnology (-0.3%)
Acorda Therapeutics, Inc.*	(1,000)	(31,110)
Allos Therapeutics, Inc.*	(3,000)	(18,390)
AMAG Pharmaceuticals, Inc.*	(600)	(20,610)
Amylin Pharmaceuticals, Inc.*	(1,600)	(30,080)
Biogen Idec, Inc.*	(600)	(28,470)
BioMarin Pharmaceutical, Inc.*	(1,600)	(30,336)
Celgene Corp.*	(200)	(10,164)
Cepheid, Inc.*	(1,700)	(27,234)
Dendreon Corp.*	(800)	(25,864)
Emergent Biosolutions, Inc.*	(1,900)	(31,046)
Genzyme Corp.*	(500)	(25,385)
Human Genome Sciences, Inc.*	(1,000)	(22,660)
Incyte Corp., Ltd.*	(2,200)	(24,354)
Myriad Genetics, Inc.*	(900)	(13,455)
Onyx Pharmaceuticals, Inc.*	(800)	(17,272)
Pharmasset, Inc.*	(500)	(13,670)
Savient Pharmaceuticals, Inc.*	(2,000)	(25,200)
Seattle Genetics, Inc.*	(1,600)	(19,184)
United Therapeutics Corp.*	(600)	(29,286)
Vertex Pharmaceuticals, Inc.*	(800)	(26,320)
		(470,090)
Building Products (-0.1%)
A.O. Smith Corp.	(500)	(24,095)
Ameron International Corp.	(400)	(24,132)
Masco Corp.	(2,000)	(21,520)
Simpson Manufacturing Co., Inc.	(1,100)	(27,005)
		(96,752)
Capital Markets (-0.4%)
AllianceBernstein Holding LP	(800)	(20,672)
Ameriprise Financial, Inc.	(800)	(28,904)
Cohen & Steers, Inc.	(1,200)	(24,888)
Invesco, Ltd.	(1,500)	(25,245)
Investment Technology Group, Inc.*	(1,600)	(25,696)
Janus Capital Group, Inc.	(2,200)	(19,536)

See Accompanying Notes to Financial Statements.
21

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Capital Markets
Jefferies Group, Inc.	(1,200)	$(25,296)
KBW, Inc.*	(1,100)	(23,584)
Knight Capital Group, Inc. Class A*	(2,200)	(30,338)
Legg Mason, Inc.	(1,100)	(30,833)
Morgan Stanley	(1,500)	(34,815)
optionsXpress Holdings, Inc.*	(1,900)	(29,906)
Piper Jaffray Cos.*	(500)	(16,110)
Raymond James Financial, Inc.	(1,200)	(29,628)
SEI Investments Co.	(1,600)	(32,576)
State Street Corp.	(800)	(27,056)
Stifel Financial Corp.*	(600)	(26,034)
TD Ameritrade Holding Corp.*	(1,700)	(26,010)
The Bank of New York Mellon Corp.	(1,100)	(27,159)
The Charles Schwab Corp.	(1,600)	(22,688)
		(526,974)
Chemicals (-0.6%)
Air Products & Chemicals, Inc.	(500)	(32,405)
Albemarle Corp.	(900)	(35,739)
Arch Chemicals, Inc.	(800)	(24,592)
Cabot Corp.	(1,100)	(26,521)
Calgon Carbon Corp.*	(1,600)	(21,184)
Cytec Industries, Inc.	(800)	(31,992)
E.I. Du Pont de Nemours & Co.	(800)	(27,672)
Eastman Chemical Co.	(400)	(21,344)
Ecolab, Inc.	(800)	(35,928)
Ferro Corp.*	(2,900)	(21,373)
FMC Corp.	(600)	(34,458)
H.B. Fuller Co.	(1,200)	(22,788)
Intrepid Potash, Inc.*	(1,100)	(21,527)
Monsanto Co.	(600)	(27,732)
Nalco Holding Co.	(1,300)	(26,598)
Olin Corp.	(1,700)	(30,753)
OM Group, Inc.*	(900)	(21,474)
PolyOne Corp.*	(400)	(3,368)
Praxair, Inc.	(500)	(37,995)
Rockwood Holdings, Inc.*	(1,200)	(27,228)
RPM International, Inc.	(1,200)	(21,408)
Sensient Technologies Corp.	(1,200)	(31,116)
Sigma-Aldrich Corp.	(400)	(19,932)
Solutia, Inc.*	(1,900)	(24,890)
The Dow Chemical Co.	(800)	(18,976)
The Mosaic Co.	(600)	(23,388)
The Scotts Miracle-Gro Co. Class A	(300)	(13,323)
The Sherwin-Williams Co.	(500)	(34,595)
Valspar Corp.	(1,100)	(33,132)
W.R. Grace & Co.*	(1,200)	(25,248)
		(778,679)

See Accompanying Notes to Financial Statements.
22

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Commercial Banks (-0.5%)
Associated Banc-Corp.	(2,100)	$(25,746)
Bank of Hawaii Corp.	(700)	(33,845)
BB&T Corp.	(1,000)	(26,310)
BOK Financial Corp.	(300)	(14,241)
Cathay General Bancorp	(2,600)	(26,858)
City National Corp.	(700)	(35,861)
Comerica, Inc.	(900)	(33,147)
Commerce Bancshares, Inc.	(740)	(26,632)
East West Bancorp, Inc.	(1,900)	(28,975)
First Horizon National Corp.*	(2,280)	(26,102)
FirstMerit Corp.	(1,505)	(25,781)
Iberiabank Corp.	(300)	(15,444)
Keycorp	(3,700)	(28,453)
Marshall & Ilsley Corp.	(3,500)	(25,130)
Old National Bancorp	(2,200)	(22,792)
PNC Financial Services Group, Inc.	(300)	(16,950)
PrivateBancorp, Inc.	(2,200)	(24,376)
Regions Financial Corp.	(3,900)	(25,662)
SunTrust Banks, Inc.	(1,100)	(25,630)
SVB Financial Group*	(800)	(32,984)
TCF Financial Corp.	(1,900)	(31,559)
Valley National Bancorp	(2,315)	(31,530)
Webster Financial Corp.	(1,700)	(30,498)
Whitney Holding Corp.	(2,200)	(20,350)
Wilmington Trust Corp.	(2,000)	(22,180)
Zions Bancorporation	(700)	(15,099)
		(672,135)
Commercial Services & Supplies (-0.6%)
ABM Industries, Inc.	(1,500)	(31,425)
American Reprographics Co.*	(3,200)	(27,936)
Avery Dennison Corp.	(900)	(28,917)
Cenveo, Inc.*	(2,200)	(12,056)
Cintas Corp.	(1,300)	(31,161)
Clean Harbors, Inc.*	(500)	(33,205)
Copart, Inc.*	(900)	(32,229)
Corrections Corp. of America*	(1,600)	(30,528)
Covanta Holding Corp.*	(1,900)	(31,521)
Deluxe Corp.	(1,500)	(28,125)
EnergySolutions, Inc.	(3,800)	(19,342)
Herman Miller, Inc.	(1,200)	(22,644)
HNI Corp.	(1,000)	(27,590)
Iron Mountain, Inc.	(1,300)	(29,198)
Knoll, Inc.	(2,200)	(29,238)
M&F Worldwide Corp.*	(500)	(13,550)
Pitney Bowes, Inc.	(1,300)	(28,548)
R. R. Donnelley & Sons Co.	(1,600)	(26,192)

See Accompanying Notes to Financial Statements.
23

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Commercial Services & Supplies
Republic Services, Inc.	(1,100)	$(32,703)
Rollins, Inc.	(1,300)	(26,897)
Steelcase, Inc. Class A	(2,900)	(22,475)
Stericycle, Inc.*	(700)	(45,906)
Team, Inc.*	(1,000)	(13,050)
Tetra Tech., Inc.*	(1,400)	(27,454)
The Brink's Co.	(1,100)	(20,933)
The Geo Group, Inc.*	(1,400)	(29,050)
United Stationers, Inc.*	(600)	(32,682)
Waste Connections, Inc.*	(1,000)	(34,890)
Waste Management, Inc.	(1,000)	(31,290)
		(800,735)
Communications Equipment (-0.4%)
ADC Telecommunications, Inc.*	(4,000)	(29,640)
ADTRAN, Inc.	(1,200)	(32,724)
Arris Group, Inc.*	(2,600)	(26,494)
Aruba Networks, Inc.*	(2,300)	(32,752)
Blue Coat Systems, Inc.*	(800)	(16,344)
Brocade Communications Systems, Inc.*	(4,300)	(22,188)
Ciena Corp.*	(1,800)	(22,824)
CommScope, Inc.*	(1,100)	(26,147)
Comtech Telecommunications Corp.*	(700)	(20,951)
DG FastChannel, Inc.*	(400)	(13,032)
Emulex Corp.*	(2,500)	(22,950)
F5 Networks, Inc.*	(600)	(41,142)
Hughes Communications, Inc.*	(400)	(9,732)
InterDigital, Inc.*	(1,300)	(32,097)
JDS Uniphase Corp.*	(2,600)	(25,584)
Juniper Networks, Inc.*	(1,100)	(25,102)
Motorola, Inc.*	(4,200)	(27,384)
Plantronics, Inc.	(500)	(14,300)
Polycom, Inc.*	(900)	(26,811)
Riverbed Technology, Inc.*	(1,100)	(30,382)
Tellabs, Inc.	(3,500)	(22,365)
		(520,945)
Computers & Peripherals (-0.2%)
3PAR, Inc.*	(2,900)	(26,999)
Dell, Inc.*	(1,900)	(22,914)
Diebold, Inc.	(1,100)	(29,975)
EMC Corp.*	(1,400)	(25,620)
Intermec, Inc.*	(2,100)	(21,525)
NCR Corp.*	(2,500)	(30,300)
NetApp, Inc.*	(800)	(29,848)
QLogic Corp.*	(1,700)	(28,254)
		(215,435)

See Accompanying Notes to Financial Statements.
24

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Construction & Engineering (-0.2%)
EMCOR Group, Inc.*	(1,300)	$(30,121)
Granite Construction, Inc.	(1,000)	(23,580)
Insituform Technologies, Inc. Class A*	(600)	(12,288)
Jacobs Engineering Group, Inc.*	(400)	(14,576)
KBR, Inc.	(1,400)	(28,476)
MasTec, Inc.*	(2,500)	(23,500)
Quanta Services, Inc.*	(1,500)	(30,975)
The Shaw Group, Inc.*	(800)	(27,376)
Tutor Perini Corp.*	(1,500)	(24,720)
		(215,612)
Construction Materials (-0.1%)
Eagle Materials, Inc.	(1,100)	(28,523)
Martin Marietta Materials, Inc.	(400)	(33,924)
Vulcan Materials Co.	(700)	(30,681)
		(93,128)
Consumer Finance (-0.1%)
Cash America International, Inc.	(900)	(30,843)
Discover Financial Services	(2,100)	(29,358)
EZCORP, Inc. Class A*	(1,600)	(29,680)
Nelnet, Inc. Class A	(1,000)	(19,280)
SLM Corp.*	(2,600)	(27,014)
		(136,175)
Containers & Packaging (-0.3%)
Aptargroup, Inc.	(900)	(34,038)
Ball Corp.	(700)	(36,981)
Bemis Co., Inc.	(1,100)	(29,700)
Crown Holdings, Inc.*	(1,400)	(35,056)
Greif, Inc. Class A	(700)	(38,878)
Owens-Illinois, Inc.*	(1,000)	(26,450)
Packaging Corp. of America	(1,500)	(33,030)
Pactiv Corp.*	(1,100)	(30,635)
Rock-Tenn Co. Class A	(700)	(34,769)
Sealed Air Corp.	(1,600)	(31,552)
Silgan Holdings, Inc.	(1,000)	(28,380)
Sonoco Products Co.	(1,100)	(33,528)
		(392,997)
Distributors (-0.0%)
Genuine Parts Co.	(800)	(31,560)
LKQ Corp.*	(1,600)	(30,848)
		(62,408)

See Accompanying Notes to Financial Statements.
25

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Diversified Consumer Services (-0.2%)
American Public Education, Inc.*	(500)	$(21,850)
Capella Education Co.*	(200)	(16,270)
Coinstar, Inc.*	(700)	(30,079)
Grand Canyon Education, Inc.*	(900)	(21,087)
Hillenbrand, Inc.	(500)	(10,695)
K12, Inc.*	(800)	(17,744)
Lincoln Educational Services Corp.*	(1,400)	(28,826)
Regis Corp.	(1,500)	(23,355)
Service Corp. International	(4,000)	(29,600)
Weight Watchers International, Inc.	(1,000)	(25,690)
		(225,196)
Diversified Financial Services (-0.1%)
Interactive Brokers Group, Inc. Class A*	(1,200)	(19,920)
IntercontinentalExchange, Inc.*	(300)	(33,909)
Leucadia National Corp.*	(1,300)	(25,363)
The NASDAQ OMX Group, Inc.*	(1,500)	(26,670)
		(105,862)
Diversified Telecommunication Services (-0.1%)
Atlantic Tele-Network, Inc.	(300)	(12,390)
CenturyTel, Inc.	(900)	(29,979)
Frontier Communications Corp.	(3,800)	(27,018)
Premiere Global Services, Inc.*	(3,500)	(22,190)
tw telecom, Inc.*	(1,500)	(25,020)
		(116,597)
Electric Utilities (-0.5%)
Allete, Inc.	(1,000)	(34,240)
American Electric Power Co., Inc.	(900)	(29,070)
Cleco Corp.	(1,300)	(34,333)
DPL, Inc.	(1,100)	(26,290)
Duke Energy Corp.	(2,000)	(32,000)
Edison International	(800)	(25,376)
El Paso Electric Co.*	(1,700)	(32,895)
Great Plains Energy, Inc.	(1,800)	(30,636)
Hawaiian Electric Industries, Inc.	(1,500)	(34,170)
IDACORP, Inc.	(1,000)	(33,270)
ITC Holdings Corp.	(600)	(31,746)
Northeast Utilities	(1,300)	(33,124)
NV Energy, Inc.	(2,700)	(31,887)
Pepco Holdings, Inc.	(1,900)	(29,792)
Pinnacle West Capital Corp.	(800)	(29,088)
PNM Resources, Inc.	(2,300)	(25,714)
Portland General Electric Co.	(1,700)	(31,161)
PPL Corp.	(1,100)	(27,445)
Progress Energy, Inc.	(900)	(35,298)
Southern Co.	(1,000)	(33,280)

See Accompanying Notes to Financial Statements.
26

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Electric Utilities
The Empire District Electric Co.	(1,800)	$(33,786)
UIL Holdings Corp.	(1,100)	(27,533)
Unisource Energy Corp.	(1,100)	(33,198)
Westar Energy, Inc.	(1,400)	(30,254)
		(745,586)
Electrical Equipment (-0.3%)
Acuity Brands, Inc.	(800)	(29,104)
AMETEK, Inc.	(800)	(32,120)
AZZ, Inc.	(600)	(22,062)
Baldor Electric Co.	(1,000)	(36,080)
Brady Corp. Class A	(900)	(22,428)
Emerson Electric Co.	(100)	(4,369)
EnerSys*	(1,200)	(25,644)
Franklin Electric Co., Inc.	(500)	(14,410)
GrafTech International, Ltd.*	(2,000)	(29,240)
Hubbell, Inc. Class B	(500)	(19,845)
Polypore International, Inc.*	(1,700)	(38,658)
Powell Industries, Inc.*	(500)	(13,670)
Roper Industries, Inc.	(600)	(33,576)
Thomas & Betts Corp.*	(800)	(27,760)
Woodward Governor Co.	(1,000)	(25,530)
		(374,496)
Electronic Equipment, Instruments & Components (-0.4%)
Agilent Technologies, Inc.*	(1,000)	(28,430)
Amphenol Corp. Class A	(800)	(31,424)
Anixter International, Inc.*	(700)	(29,820)
Arrow Electronics, Inc.*	(1,100)	(24,585)
AVX Corp.	(2,300)	(29,486)
Benchmark Electronics, Inc.*	(1,600)	(25,360)
Checkpoint Systems, Inc.*	(1,400)	(24,304)
Cogent, Inc.*	(1,600)	(14,416)
Corning, Inc.	(1,500)	(24,225)
Dolby Laboratories, Inc. Class A*	(600)	(37,614)
FLIR Systems, Inc.*	(1,100)	(31,999)
Ingram Micro, Inc. Class A*	(1,800)	(27,342)
Itron, Inc.*	(500)	(30,910)
L-1 Identity Solutions, Inc.*	(3,000)	(24,570)
Littelfuse, Inc.*	(400)	(12,644)
Molex, Inc.	(1,300)	(23,712)
Multi-Fineline Electronix, Inc.*	(600)	(14,976)
National Instruments Corp.	(1,100)	(34,958)
Plexus Corp.*	(700)	(18,718)
Rofin-Sinar Technologies, Inc.*	(700)	(14,574)
SYNNEX Corp.*	(900)	(23,058)
Trimble Navigation, Ltd.*	(1,100)	(30,800)
Vishay Intertechnology, Inc.*	(2,900)	(22,446)
		(580,371)

See Accompanying Notes to Financial Statements.
27

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Energy Equipment & Services (-0.4%)
Baker Hughes, Inc.	(600)	$(24,942)
Bristow Group, Inc.*	(900)	(26,460)
Cal Dive International, Inc.*	(3,800)	(22,230)
Cameron International Corp.*	(811)	(26,374)
CARBO Ceramics, Inc.	(500)	(36,095)
Complete Production Services, Inc.*	(2,100)	(30,030)
Dril-Quip, Inc.*	(600)	(26,412)
Exterran Holdings, Inc.*	(1,300)	(33,553)
Halliburton Co.	(900)	(22,095)
Helmerich & Payne, Inc.	(700)	(25,564)
Hornbeck Offshore Services, Inc.*	(1,400)	(20,440)
Lufkin Industries, Inc.	(1,000)	(38,990)
Nabors Industries, Ltd.*	(1,400)	(24,668)
Oceaneering International, Inc.*	(600)	(26,940)
Oil States International, Inc.*	(800)	(31,664)
Patterson-UTI Energy, Inc.	(2,000)	(25,740)
Pride International, Inc.*	(1,100)	(24,574)
RPC, Inc.	(2,300)	(31,395)
SEACOR Holdings, Inc.*	(400)	(28,264)
Superior Energy Services, Inc.*	(1,300)	(24,271)
Tetra Technologies, Inc.*	(2,800)	(25,424)
Tidewater, Inc.	(600)	(23,232)
Willbros Group, Inc.*	(2,100)	(15,540)
		(614,897)
Food & Staples Retailing (-0.2%)
BJ's Wholesale Club, Inc.*	(800)	(29,608)
Costco Wholesale Corp.	(500)	(27,415)
CVS Caremark Corp.	(900)	(26,388)
Pricesmart, Inc.	(462)	(10,732)
Ruddick Corp.	(1,100)	(34,089)
Safeway, Inc.	(1,400)	(27,524)
Sysco Corp.	(1,100)	(31,427)
The Kroger Co.	(1,400)	(27,566)
Walgreen Co.	(1,000)	(26,700)
Whole Foods Market, Inc.*	(900)	(32,418)
		(273,867)
Food Products (-0.4%)
Archer-Daniels-Midland Co.	(1,200)	(30,984)
Campbell Soup Co.	(900)	(32,247)
Chiquita Brands International, Inc.*	(1,800)	(21,870)
ConAgra Foods, Inc.	(1,400)	(32,648)
Corn Products International, Inc.	(1,000)	(30,300)
Darling International, Inc.*	(3,700)	(27,787)
Dean Foods Co.*	(1,700)	(17,119)
Del Monte Foods Co.	(2,000)	(28,780)

See Accompanying Notes to Financial Statements.
28

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Food Products
Flowers Foods, Inc.	(1,300)	$(31,759)
Green Mountain Coffee Roasters, Inc.*	(600)	(15,420)
H.J. Heinz Co.	(400)	(17,288)
Hormel Foods Corp.	(700)	(28,336)
Kraft Foods, Inc. Class A	(1,200)	(33,600)
McCormick & Co., Inc.	(800)	(30,368)
Ralcorp Holdings, Inc.*	(500)	(27,400)
Smithfield Foods, Inc.*	(1,800)	(26,820)
The J.M. Smucker Co.	(600)	(36,132)
Tootsie Roll Industries, Inc.	(1,236)	(29,231)
TreeHouse Foods, Inc.*	(800)	(36,528)
		(534,617)
Gas Utilities (-0.3%)
AGL Resources, Inc.	(900)	(32,238)
Atmos Energy Corp.	(1,100)	(29,744)
EQT Corp.	(800)	(28,912)
National Fuel Gas Co.	(500)	(22,940)
New Jersey Resources Corp.	(1,000)	(35,200)
Northwest Natural Gas Co.	(500)	(21,785)
ONEOK, Inc.	(800)	(34,600)
Piedmont Natural Gas Co., Inc.	(1,300)	(32,890)
Questar Corp.	(800)	(36,392)
South Jersey Industries, Inc.	(800)	(34,368)
Southwest Gas Corp.	(900)	(26,550)
The Laclede Group, Inc.	(900)	(29,817)
UGI Corp.	(1,100)	(27,984)
WGL Holdings, Inc.	(800)	(27,224)
		(420,644)
Health Care Equipment & Supplies (-0.5%)
Analogic Corp.	(400)	(18,204)
Baxter International, Inc.	(600)	(24,384)
Beckman Coulter, Inc.	(500)	(30,145)
Boston Scientific Corp.*	(4,200)	(24,360)
Conmed Corp.*	(800)	(14,904)
CR Bard, Inc.	(400)	(31,012)
DENTSPLY International, Inc.	(1,000)	(29,910)
Gen-Probe, Inc.*	(800)	(36,336)
Haemonetics Corp.*	(400)	(21,408)
Hill-Rom Holdings, Inc.	(1,100)	(33,473)
ICU Medical, Inc.*	(400)	(12,868)
Idexx Laboratories, Inc.*	(500)	(30,450)
Intuitive Surgical, Inc.*	(200)	(63,124)
Inverness Medical Innovations, Inc.*	(800)	(21,328)
Meridian Bioscience, Inc.	(700)	(11,900)
ResMed, Inc.*	(600)	(36,486)

See Accompanying Notes to Financial Statements.
29

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Equipment & Supplies
Sirona Dental Systems, Inc.*	(400)	$(13,936)
St. Jude Medical, Inc.*	(900)	(32,481)
STERIS Corp.	(800)	(24,864)
Teleflex, Inc.	(600)	(32,568)
The Cooper Cos., Inc.	(900)	(35,811)
Thoratec Corp.*	(300)	(12,819)
West Pharmaceutical Services, Inc.	(800)	(29,192)
Wright Medical Group, Inc.*	(900)	(14,949)
Zimmer Holdings, Inc.*	(600)	(32,430)
		(669,342)
Health Care Providers & Services (-0.6%)
Aetna, Inc.	(1,100)	(29,018)
AmerisourceBergen Corp.	(1,100)	(34,925)
Brookdale Senior Living, Inc.*	(1,600)	(24,000)
Cardinal Health, Inc.	(500)	(16,805)
Centene Corp.*	(1,400)	(30,100)
Chemed Corp.	(600)	(32,784)
CIGNA Corp.	(900)	(27,954)
Community Health Systems, Inc.*	(400)	(13,524)
Coventry Health Care, Inc.*	(1,300)	(22,984)
DaVita, Inc.*	(600)	(37,464)
Health Management Associates, Inc. Class A*	(3,400)	(26,418)
Health Net, Inc.*	(1,400)	(34,118)
Healthspring, Inc.*	(1,700)	(26,367)
Henry Schein, Inc.*	(400)	(21,960)
HMS Holdings Corp.*	(300)	(16,266)
Kindred Healthcare, Inc.*	(1,400)	(17,976)
Laboratory Corp. of America Holdings*	(500)	(37,675)
Landauer, Inc.	(200)	(12,176)
LifePoint Hospitals, Inc.*	(1,000)	(31,400)
Lincare Holdings, Inc.*	(1,200)	(39,012)
Magellan Health Services, Inc.*	(500)	(18,160)
Mednax, Inc.*	(600)	(33,366)
Molina Healthcare, Inc.*	(1,200)	(34,560)
Omnicare, Inc.	(1,200)	(28,440)
Owens & Minor, Inc.	(500)	(14,190)
Patterson Cos., Inc.	(1,000)	(28,530)
PharMerica Corp.*	(1,400)	(20,524)
Quest Diagnostics, Inc.	(600)	(29,862)
Universal American Corp.*	(2,200)	(31,680)
Universal Health Services, Inc. Class B	(400)	(15,260)
VCA Antech, Inc.*	(1,300)	(32,188)
WellCare Health Plans, Inc.*	(500)	(11,870)
		(831,556)

See Accompanying Notes to Financial Statements.
30

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Health Care Technology (-0.1%)
Allscripts-Misys Heathcare Solutions, Inc.*	(1,700)	$(27,370)
athenahealth, Inc.*	(700)	(18,291)
Cerner Corp.*	(400)	(30,356)
MedAssets, Inc.*	(1,000)	(23,080)
		(99,097)
Hotels, Restaurants & Leisure (-0.6%)
Ameristar Casinos, Inc.	(1,800)	(27,108)
Bally Technologies, Inc.*	(800)	(25,912)
Bob Evans Farms, Inc.	(700)	(17,234)
Boyd Gaming Corp.*	(2,400)	(20,376)
Buffalo Wild Wings, Inc.*	(400)	(14,632)
Burger King Holdings, Inc.	(1,700)	(28,628)
Carnival Corp.	(800)	(24,192)
CEC Entertainment, Inc.*	(900)	(31,734)
Chipotle Mexican Grill, Inc.*	(200)	(27,362)
Choice Hotels International, Inc.	(1,000)	(30,210)
Churchill Downs, Inc.	(400)	(13,120)
Cracker Barrel Old Country Store, Inc.	(500)	(23,280)
Darden Restaurants, Inc.	(900)	(34,965)
Domino's Pizza, Inc.*	(2,400)	(27,120)
Gaylord Entertainment Co.*	(1,100)	(24,299)
International Game Technology	(1,600)	(25,120)
International Speedway Corp. Class A	(1,100)	(28,336)
Jack in the Box, Inc.*	(700)	(13,615)
Life Time Fitness, Inc.*	(1,000)	(31,790)
Marriott International, Inc. Class A	(1,119)	(33,503)
McDonald's Corp.	(600)	(39,522)
P.F. Chang's China Bistro, Inc.	(500)	(19,825)
Penn National Gaming, Inc.*	(1,200)	(27,720)
Pinnacle Entertainment, Inc.*	(2,600)	(24,596)
Scientific Games Corp. Class A*	(2,000)	(18,400)
Sonic Corp.*	(2,800)	(21,700)
Speedway Motorsports, Inc.	(900)	(12,204)
Starwood Hotels & Resorts Worldwide, Inc.	(700)	(29,001)
Texas Roadhouse, Inc. Class A*	(2,400)	(30,288)
The Cheesecake Factory, Inc.*	(1,300)	(28,938)
Tim Hortons, Inc.	(1,000)	(32,000)
Vail Resorts, Inc.*	(800)	(27,928)
Wynn Resorts, Ltd.	(500)	(38,135)
Yum! Brands, Inc.	(500)	(19,520)
		(872,313)
Household Durables (-0.3%)
D.R. Horton, Inc.	(2,500)	(24,575)
Ethan Allen Interiors, Inc.	(1,500)	(20,985)
Fortune Brands, Inc.	(800)	(31,344)
Jarden Corp.	(1,100)	(29,557)

See Accompanying Notes to Financial Statements.
31

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Household Durables
KB Home	(1,900)	$(20,900)
La-Z-Boy, Inc.*	(1,600)	(11,888)
Leggett & Platt, Inc.	(1,000)	(20,060)
Lennar Corp. Class A	(1,700)	(23,647)
M.D.C. Holdings, Inc.	(1,000)	(26,950)
Meritage Homes Corp.*	(1,500)	(24,420)
Mohawk Industries, Inc.*	(700)	(32,032)
Pulte Group, Inc.*	(2,555)	(21,155)
Stanley Black & Decker, Inc.	(300)	(15,156)
Tempur-Pedic International, Inc.*	(500)	(15,375)
The Ryland Group, Inc.	(1,300)	(20,566)
Toll Brothers, Inc.*	(1,400)	(22,904)
		(361,514)
Household Products (-0.1%)
Church & Dwight Co., Inc.	(500)	(31,355)
Clorox Co.	(600)	(37,296)
Energizer Holdings, Inc.*	(500)	(25,140)
		(93,791)
Independent Power Producers & Energy Traders (-0.1%)
Calpine Corp.*	(2,300)	(29,256)
Ormat Technologies, Inc.	(700)	(19,803)
The AES Corp.*	(2,400)	(22,176)
		(71,235)
Industrial Conglomerates (-0.1%)
Carlisle Cos., Inc.	(900)	(32,517)
Otter Tail Corp.	(900)	(17,397)
Textron, Inc.	(1,400)	(23,758)
Tyco International, Ltd.	(230)	(8,103)
		(81,775)
Insurance (-0.7%)
American Equity Investment Life Holding Co.	(1,900)	(19,608)
American Financial Group, Inc.	(700)	(19,124)
Amtrust Financial Services, Inc.	(1,300)	(15,652)
AON Corp.	(800)	(29,696)
Arthur J. Gallagher & Co.	(1,400)	(34,132)
Brown & Brown, Inc.	(1,700)	(32,538)
Cincinnati Financial Corp.	(1,200)	(31,044)
CNA Financial Corp.*	(1,000)	(25,560)
Delphi Financial Group, Inc. Class A	(1,300)	(31,733)
Employers Holdings, Inc.	(1,800)	(26,514)
FBL Financial Group, Inc. Class A	(1,000)	(21,000)
Fidelity National Financial, Inc. Class A	(2,300)	(29,877)
First American Financial Corp.	(342)	(4,337)
Hanover Insurance Group, Inc.	(800)	(34,800)

See Accompanying Notes to Financial Statements.
32

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Insurance
HCC Insurance Holdings, Inc.	(1,100)	$(27,236)
Hilltop Holdings, Inc.*	(2,300)	(23,023)
Lincoln National Corp.	(1,100)	(26,719)
Loews Corp.	(900)	(29,979)
Marsh & McLennan Cos., Inc.	(1,500)	(33,825)
Mercury General Corp.	(800)	(33,152)
MetLife, Inc.	(600)	(22,656)
Old Republic International Corp.	(2,300)	(27,899)
Principal Financial Group, Inc.	(1,100)	(25,784)
ProAssurance Corp.*	(700)	(39,732)
Protective Life Corp.	(1,500)	(32,085)
Reinsurance Group of America, Inc.	(700)	(31,997)
RLI Corp.	(500)	(26,255)
StanCorp Financial Group, Inc.	(600)	(24,324)
The Allstate Corp.	(1,000)	(28,730)
The Progressive Corp.	(1,700)	(31,824)
Torchmark Corp.	(700)	(34,657)
Tower Group, Inc.	(700)	(15,071)
United Fire & Casualty Co.	(700)	(13,874)
W.R. Berkley Corp.	(1,200)	(31,752)
		(916,189)
Internet & Catalog Retail (-0.0%)
HSN, Inc.*	(1,100)	(26,400)
Liberty Media Corp. - Interactive Class A*	(2,300)	(24,150)
		(50,550)
Internet Software & Services (-0.2%)
Akamai Technologies, Inc.*	(900)	(36,513)
Equinix, Inc.*	(300)	(24,366)
GSI Commerce, Inc.*	(1,200)	(34,560)
IAC/InterActiveCorp*	(1,400)	(30,758)
Monster Worldwide, Inc.*	(1,900)	(22,135)
Rackspace Hosting, Inc.*	(1,700)	(31,178)
ValueClick, Inc.*	(2,300)	(24,587)
Yahoo!, Inc.*	(1,900)	(26,277)
		(230,374)
IT Services (-0.4%)
Acxiom Corp.*	(1,700)	(24,973)
Alliance Data Systems Corp.*	(400)	(23,808)
Broadridge Financial Solutions, Inc.	(1,300)	(24,765)
CACI International, Inc. Class A*	(500)	(21,240)
Cognizant Technology Solutions Corp. Class A*	(400)	(20,024)
Computer Sciences Corp.	(300)	(13,575)
Convergys Corp.*	(2,600)	(25,506)
CoreLogic, Inc.	(342)	(6,040)
DST Systems, Inc.	(600)	(21,684)

See Accompanying Notes to Financial Statements.
33

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
IT Services
Fiserv, Inc.*	(800)	$(36,528)
Global Payments, Inc.	(600)	(21,924)
Heartland Payment Systems, Inc.	(1,900)	(28,196)
Hewitt Associates, Inc. Class A*	(800)	(27,568)
MAXIMUS, Inc.	(500)	(28,935)
Paychex, Inc.	(1,100)	(28,567)
SAIC, Inc.*	(1,700)	(28,458)
SRA International, Inc. Class A*	(1,600)	(31,472)
Syntel, Inc.	(400)	(13,580)
TNS, Inc.*	(1,300)	(22,672)
Total System Services, Inc.	(1,900)	(25,840)
Unisys Corp.*	(900)	(16,641)
Wright Express Corp.*	(800)	(23,760)
		(515,756)
Leisure Equipment & Products (-0.0%)
Brunswick Corp.	(1,600)	(19,888)
Hasbro, Inc.	(400)	(16,440)
Pool Corp.	(1,400)	(30,688)
		(67,016)
Life Sciences Tools & Services (-0.2%)
Charles River Laboratories International, Inc.*	(800)	(27,368)
Covance, Inc.*	(600)	(30,792)
Furiex Pharmaceuticals, Inc.*	(108)	(1,101)
Illumina, Inc.*	(800)	(34,824)
Life Technologies Corp.*	(700)	(33,075)
Mettler-Toledo International, Inc.*	(300)	(33,489)
Paraxel International Corp.*	(1,100)	(23,848)
PerkinElmer, Inc.	(1,300)	(26,871)
Pharmaceutical Product Development, Inc.	(1,300)	(33,033)
Techne Corp.	(400)	(22,980)
Thermo Fisher Scientific, Inc.*	(600)	(29,430)
		(296,811)
Machinery (-0.8%)
Actuant Corp. Class A	(1,600)	(30,128)
AGCO Corp.*	(1,000)	(26,970)
Albany International Corp. Class A	(1,300)	(21,047)
American Railcar Industries, Inc.*	(1,100)	(13,288)
ArvinMeritor, Inc.*	(2,000)	(26,200)
Astec Industries, Inc.*	(1,100)	(30,503)
Barnes Group, Inc.	(1,700)	(27,863)
Briggs & Stratton Corp.	(1,400)	(23,828)
Bucyrus International, Inc.	(300)	(14,235)
Cascade Corp.	(400)	(14,244)
Chart Industries, Inc.*	(900)	(14,022)
CLARCOR, Inc.	(1,000)	(35,520)

See Accompanying Notes to Financial Statements.
34

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Machinery
Columbus McKinnon Corp.*	(1,000)	$(13,970)
Crane Co.	(900)	(27,189)
Cummins, Inc.	(500)	(32,565)
Danaher Corp.	(1,000)	(37,120)
Deere & Co.	(400)	(22,272)
Dover Corp.	(700)	(29,253)
ESCO Technologies, Inc.	(500)	(12,875)
Federal Signal Corp.	(1,900)	(11,476)
Flowserve Corp.	(300)	(25,440)
FreightCar America, Inc.	(600)	(13,572)
Gardner Denver, Inc.	(800)	(35,672)
Harsco Corp.	(1,100)	(25,850)
IDEX Corp.	(1,000)	(28,570)
Joy Global, Inc.	(600)	(30,054)
Kaydon Corp.	(900)	(29,574)
Kennametal, Inc.	(1,100)	(27,973)
Lincoln Electric Holdings, Inc.	(700)	(35,693)
Mueller Industries, Inc.	(1,200)	(29,520)
Navistar International Corp.*	(400)	(19,680)
Nordson Corp.	(500)	(28,040)
PACCAR, Inc.	(700)	(27,909)
Pentair, Inc.	(1,000)	(32,200)
Robbins & Myers, Inc.	(1,200)	(26,088)
Snap-on, Inc.	(800)	(32,728)
SPX Corp.	(600)	(31,686)
Tennant Co.	(800)	(27,056)
Terex Corp.*	(1,300)	(24,362)
Titan International, Inc.	(2,500)	(24,925)
Trinity Industries, Inc.	(1,400)	(24,808)
Valmont Industries, Inc.	(400)	(29,064)
WABCO Holdings, Inc.*	(800)	(25,184)
Wabtec Corp.	(800)	(31,912)
Watts Water Technologies, Inc. Class A	(1,000)	(28,660)
		(1,160,788)
Marine (-0.0%)
Alexander & Baldwin, Inc.	(900)	(26,802)
Kirby Corp.*	(900)	(34,425)
		(61,227)
Media (-0.4%)
Arbitron, Inc.	(1,100)	(28,193)
Cablevision Systems Corp. Group A	(1,300)	(31,213)
CBS Corp. Class B	(2,000)	(25,860)
Cinemark Holdings, Inc.	(1,900)	(24,985)
CTC Media, Inc.	(1,800)	(25,992)
DreamWorks Animation SKG, Inc. Class A*	(800)	(22,840)
E.W. Scripps Co. Class A*	(3,100)	(23,033)

See Accompanying Notes to Financial Statements.
35

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Media
Interpublic Group of Cos., Inc.*	(3,300)	$(23,529)
Lamar Advertising Co. Class A*	(200)	(4,904)
Liberty Global, Inc. Class A*	(1,200)	(31,188)
Meredith Corp.	(1,000)	(31,130)
News Corp. Class A	(1,400)	(16,744)
Omnicom Group, Inc.	(800)	(27,440)
Regal Entertainment Group Class A	(2,100)	(27,384)
Scripps Networks Interactive, Inc. Class A	(700)	(28,238)
The New York Times Co. Class A*	(2,400)	(20,760)
The Walt Disney Co.	(800)	(25,200)
Time Warner Cable, Inc.	(724)	(37,706)
Time Warner, Inc.	(800)	(23,128)
Valassis Communications, Inc.*	(1,000)	(31,720)
Viacom, Inc. Class B	(800)	(25,096)
World Wrestling Entertainment, Inc. Class A	(1,600)	(24,896)
		(561,179)
Metals & Mining (-0.4%)
AK Steel Holding Corp.	(1,400)	(16,688)
Alcoa, Inc.	(2,300)	(23,138)
Allegheny Technologies, Inc.	(700)	(30,933)
Carpenter Technology Corp.	(900)	(29,547)
Century Aluminum Co.*	(2,000)	(17,660)
Cliffs Natural Resources, Inc.	(600)	(28,296)
Commercial Metals Co.	(2,000)	(26,440)
Compass Minerals International, Inc.	(300)	(21,084)
Kaiser Aluminum Corp.	(500)	(17,335)
Nucor Corp.	(800)	(30,624)
Reliance Steel & Aluminum Co.	(500)	(18,075)
Royal Gold, Inc.	(700)	(33,600)
RTI International Metals, Inc.*	(1,200)	(28,932)
Schnitzer Steel Industries, Inc. Class A	(700)	(27,440)
Southern Copper Corp.	(1,100)	(29,194)
Steel Dynamics, Inc.	(1,800)	(23,742)
Stillwater Mining Co.*	(2,200)	(25,564)
Titanium Metals Corp.*	(1,900)	(33,421)
United States Steel Corp.	(600)	(23,130)
Walter Energy, Inc.	(400)	(24,340)
Worthington Industries, Inc.	(1,100)	(14,146)
		(523,329)
Multi-Utilities (-0.4%)
Alliant Energy Corp.	(1,000)	(31,740)
Ameren Corp.	(1,300)	(30,901)
Avista Corp.	(1,500)	(29,295)
Black Hills Corp.	(1,100)	(31,317)
CenterPoint Energy, Inc.	(2,400)	(31,584)
CMS Energy Corp.	(1,700)	(24,905)

See Accompanying Notes to Financial Statements.
36

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Multi-Utilities
Consolidated Edison, Inc.	(800)	$(34,480)
Dominion Resources, Inc.	(800)	(30,992)
MDU Resources Group, Inc.	(1,400)	(25,242)
NiSource, Inc.	(2,100)	(30,450)
NorthWestern Corp.	(1,000)	(26,200)
OGE Energy Corp.	(900)	(32,904)
PG&E Corp.	(800)	(32,880)
SCANA Corp.	(1,000)	(35,760)
Sempra Energy	(700)	(32,753)
Vectren Corp.	(1,400)	(33,124)
Wisconsin Energy Corp.	(700)	(35,518)
Xcel Energy, Inc.	(1,500)	(30,915)
		(560,960)
Multiline Retail (-0.1%)
Dillard's, Inc. Class A	(1,200)	(25,800)
J.C. Penney Co., Inc.	(900)	(19,332)
Saks, Inc.*	(3,200)	(24,288)
		(69,420)
Office Electronics (-0.0%)
Xerox Corp.	(2,933)	(23,581)
Zebra Technologies Corp. Class A*	(1,100)	(27,907)
		(51,488)
Oil, Gas & Consumable Fuels (-1.0%)
Alon USA Energy, Inc.	(3,900)	(24,804)
Alpha Natural Resources, Inc.*	(700)	(23,709)
Anadarko Petroleum Corp.	(500)	(18,045)
Arch Coal, Inc.	(1,300)	(25,753)
Arena Resources, Inc.*	(900)	(28,710)
Atlas Energy, Inc.*	(400)	(10,828)
Berry Petroleum Co. Class A	(1,100)	(28,292)
Bill Barrett Corp.*	(1,000)	(30,770)
Cabot Oil & Gas Corp.	(800)	(25,056)
Carrizo Oil & Gas, Inc.*	(1,200)	(18,636)
Chesapeake Energy Corp.	(1,300)	(27,235)
Clayton Williams Energy, Inc.*	(300)	(12,636)
Clean Energy Fuels Corp.*	(1,700)	(25,398)
Comstock Resources, Inc.*	(800)	(22,176)
Concho Resources, Inc.*	(700)	(38,731)
CVR Energy, Inc.*	(3,500)	(26,320)
Delek US Holdings, Inc.	(3,800)	(27,740)
Denbury Resources, Inc.*	(1,700)	(24,888)
Devon Energy Corp.	(500)	(30,460)
El Paso Corp.	(2,400)	(26,664)
El Paso Pipeline Partners LP	(1,000)	(28,670)
Enbridge Energy Partners LP	(400)	(20,968)

See Accompanying Notes to Financial Statements.
37

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Oil, Gas & Consumable Fuels
Energy Transfer Partners LP	(500)	$(23,200)
EXCO Resources, Inc.	(1,500)	(21,915)
Forest Oil Corp.*	(1,100)	(30,096)
Frontier Oil Corp.	(2,300)	(30,935)
Holly Corp.	(1,300)	(34,554)
Inergy LP	(800)	(31,656)
Kinder Morgan Management LLC*	(638)	(36,100)
Massey Energy Co.	(500)	(13,675)
Murphy Oil Corp.	(700)	(34,685)
Noble Energy, Inc.	(400)	(24,132)
NuStar Energy LP	(300)	(17,217)
Peabody Energy Corp.	(400)	(15,652)
Penn Virginia Corp.	(1,200)	(24,132)
Petrohawk Energy Corp.*	(1,500)	(25,455)
Pioneer Natural Resources Co.	(600)	(35,670)
Plains Exploration & Production Co.*	(1,000)	(20,610)
Quicksilver Resources, Inc.*	(2,000)	(22,000)
Range Resources Corp.	(500)	(20,075)
Rosetta Resources, Inc.*	(600)	(11,886)
SandRidge Energy, Inc.*	(3,300)	(19,239)
Southern Union Co.	(1,500)	(32,790)
Southwestern Energy Co.*	(800)	(30,912)
Spectra Energy Corp.	(1,500)	(30,105)
Sunoco, Inc.	(1,100)	(38,247)
The Williams Cos., Inc.	(1,400)	(25,592)
Valero Energy Corp.	(1,500)	(26,970)
Venoco, Inc.*	(2,000)	(32,940)
Whiting Petroleum Corp.*	(500)	(39,210)
World Fuel Services Corp.	(1,300)	(33,722)
		(1,329,861)
Paper & Forest Products (-0.1%)
Buckeye Technologies, Inc.*	(2,300)	(22,885)
Clearwater Paper Corp.*	(200)	(10,952)
Glatfelter	(1,300)	(14,105)
Louisiana-Pacific Corp.*	(2,800)	(18,732)
MeadWestvaco Corp.	(1,200)	(26,640)
Schweitzer-Mauduit International, Inc.	(400)	(20,180)
Wausau Paper Corp.*	(2,900)	(19,633)
Weyerhaeuser Co.	(800)	(28,160)
		(161,287)
Personal Products (-0.1%)
Alberto-Culver Co.	(1,200)	(32,508)
Avon Products, Inc.	(1,000)	(26,500)
Nu Skin Enterprises, Inc. Class A	(900)	(22,437)
		(81,445)

See Accompanying Notes to Financial Statements.
38

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Pharmaceuticals (-0.2%)
Auxilium Pharmaceuticals, Inc.*	(600)	$(14,100)
Impax Laboratories, Inc.*	(700)	(13,342)
Par Pharmaceutical Cos., Inc.*	(1,200)	(31,152)
Perrigo Co.	(300)	(17,721)
Pfizer, Inc.	(1,500)	(21,390)
Salix Pharmaceuticals, Ltd.*	(900)	(35,127)
Valeant Pharmaceuticals International*	(800)	(41,832)
Viropharma, Inc.*	(2,300)	(25,783)
Watson Pharmaceuticals, Inc.*	(900)	(36,513)
		(236,960)
Professional Services (-0.3%)
Administaff, Inc.	(1,300)	(31,408)
CBIZ, Inc.*	(4,000)	(25,440)
CoStar Group, Inc.*	(500)	(19,400)
Dolan Media Co.*	(2,500)	(27,800)
Dun & Bradstreet Corp.	(400)	(26,848)
Equifax, Inc.	(1,100)	(30,866)
Huron Consulting Group, Inc.*	(1,200)	(23,292)
IHS, Inc. Class A*	(700)	(40,894)
Korn/Ferry International*	(1,700)	(23,630)
Manpower, Inc.	(600)	(25,908)
Navigant Consulting, Inc.*	(2,000)	(20,760)
Resources Global Professionals, Inc.*	(1,100)	(14,960)
Robert Half International, Inc.	(1,000)	(23,550)
The Corporate Executive Board Co.	(800)	(21,016)
		(355,772)
Real Estate Investment Trusts (-1.4%)
Acadia Realty Trust	(1,300)	(21,866)
Alexandria Real Estate Equities, Inc.	(400)	(25,348)
AMB Property Corp.	(1,200)	(28,452)
Anworth Mortgage Asset Corp.	(3,200)	(22,784)
Apartment Investment & Management Co. Class A	(1,400)	(27,118)
AvalonBay Communities, Inc.	(400)	(37,348)
BioMed Realty Trust, Inc.	(1,800)	(28,962)
Boston Properties, Inc.	(500)	(35,670)
Brandywine Realty Trust	(2,700)	(29,025)
BRE Properties, Inc.	(900)	(33,237)
Camden Property Trust	(800)	(32,680)
Capstead Mortgage Corp.	(2,100)	(23,226)
CBL & Associates Properties, Inc.	(2,200)	(27,368)
Colonial Properties Trust	(1,700)	(24,701)
Corporate Office Properties Trust	(900)	(33,984)
Cousins Properties, Inc.	(3,755)	(25,309)
DiamondRock Hospitality Co.*	(3,405)	(27,986)
Digital Realty Trust, Inc.	(700)	(40,376)
Douglas Emmett, Inc.	(1,900)	(27,018)

See Accompanying Notes to Financial Statements.
39

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Investment Trusts
Duke Realty Corp.	(2,300)	$(26,105)
DuPont Fabros Technology, Inc.	(1,300)	(31,928)
EastGroup Properties, Inc.	(500)	(17,790)
Entertainment Properties Trust	(600)	(22,842)
Equity Lifestyle Properties, Inc.	(500)	(24,115)
Equity Residential	(700)	(29,148)
Essex Property Trust, Inc.	(400)	(39,016)
Extra Space Storage, Inc.	(2,300)	(31,970)
Federal Realty Investment Trust	(500)	(35,135)
Hatteras Financial Corp.	(1,200)	(33,384)
HCP, Inc.	(1,000)	(32,250)
Healthcare Realty Trust, Inc.	(1,100)	(24,167)
Highwoods Properties, Inc.	(1,100)	(30,536)
Home Properties, Inc.	(600)	(27,042)
Hospitality Properties Trust	(1,300)	(27,430)
Host Hotels & Resorts, Inc.	(2,085)	(28,106)
HRPT Properties Trust	(2,200)	(13,662)
Inland Real Estate Corp.	(3,600)	(28,512)
Kilroy Realty Corp.	(1,000)	(29,730)
Kimco Realty Corp.	(2,100)	(28,224)
LaSalle Hotel Properties	(1,400)	(28,798)
Liberty Property Trust	(1,100)	(31,735)
Mack-Cali Realty Corp.	(1,000)	(29,730)
Medical Properties Trust, Inc.	(3,000)	(28,320)
MFA Financial, Inc.	(4,700)	(34,780)
Mid-America Apartment Communities, Inc.	(300)	(15,441)
National Health Investors, Inc.	(400)	(15,424)
Nationwide Health Properties, Inc.	(800)	(28,616)
OMEGA Healthcare Investors, Inc.	(1,700)	(33,881)
Plum Creek Timber Co., Inc.	(800)	(27,624)
Post Properties, Inc.	(1,300)	(29,549)
ProLogis	(2,200)	(22,286)
PS Business Parks, Inc.	(300)	(16,734)
Redwood Trust, Inc.	(1,700)	(24,888)
Regency Centers Corp.	(900)	(30,960)
Senior Housing Properties Trust	(1,600)	(32,176)
Simon Property Group, Inc.	(497)	(40,133)
SL Green Realty Corp.	(600)	(33,024)
Sovran Self Storage, Inc.	(900)	(30,987)
Sunstone Hotel Investors, Inc.*	(2,700)	(26,811)
Tanger Factory Outlet Centers, Inc.	(800)	(33,104)
Taubman Centers, Inc.	(800)	(30,104)
The Macerich Co.	(837)	(31,237)
UDR, Inc.	(1,500)	(28,695)
Ventas, Inc.	(700)	(32,865)
Washington Real Estate Investment Trust	(1,100)	(30,349)
Weingarten Realty Investors	(1,600)	(30,480)
		(1,892,281)

See Accompanying Notes to Financial Statements.
40

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Real Estate Management & Development (-0.0%)
CB Richard Ellis Group, Inc. Class A*	(1,700)	$(23,137)
Forestar Group, Inc.*	(1,200)	(21,552)
The St. Joe Co.*	(1,000)	(23,160)
		(67,849)
Road & Rail (-0.4%)
Amerco Inc.*	(300)	(16,515)
Arkansas Best Corp.	(1,000)	(20,750)
Avis Budget Group, Inc.*	(2,300)	(22,586)
Con-way, Inc.	(900)	(27,018)
CSX Corp.	(700)	(34,741)
Genesee & Wyoming, Inc. Class A*	(1,000)	(37,310)
Heartland Express, Inc.	(1,700)	(24,684)
Hertz Global Holdings, Inc.*	(2,600)	(24,596)
J.B. Hunt Transport Services, Inc.	(1,000)	(32,670)
Kansas City Southern*	(900)	(32,715)
Knight Transportation, Inc.	(1,700)	(34,408)
Landstar System, Inc.	(400)	(15,596)
Norfolk Southern Corp.	(600)	(31,830)
Old Dominion Freight Line, Inc.*	(900)	(31,626)
Ryder System, Inc.	(800)	(32,184)
Union Pacific Corp.	(500)	(34,755)
Werner Enterprises, Inc.	(1,500)	(32,835)
		(486,819)
Semiconductors & Semiconductor Equipment (-0.6%)
Advanced Micro Devices, Inc.*	(3,100)	(22,692)
Analog Devices, Inc.	(1,000)	(27,860)
Applied Materials, Inc.	(2,400)	(28,848)
ATMI, Inc.*	(1,300)	(19,032)
Cabot Microelectronics Corp.*	(300)	(10,377)
Cavium Networks, Inc.*	(1,200)	(31,428)
Cree, Inc.*	(500)	(30,015)
Cymer, Inc.*	(500)	(15,020)
Cypress Semiconductor Corp.*	(2,300)	(23,092)
Fairchild Semiconductor International, Inc.*	(2,700)	(22,707)
FormFactor, Inc.*	(1,400)	(15,120)
Hittite Microwave Corp.*	(500)	(22,370)
Integrated Device Technology, Inc.*	(3,100)	(15,345)
International Rectifier Corp.*	(1,600)	(29,776)
Intersil Corp. Class A	(2,100)	(25,431)
KLA-Tencor Corp.	(1,000)	(27,880)
Lam Research Corp.*	(900)	(34,254)
Maxim Integrated Products, Inc.	(1,600)	(26,768)
MEMC Electronic Materials, Inc.*	(2,200)	(21,736)
Microchip Technology, Inc.	(1,200)	(33,288)
Micron Technology, Inc.*	(2,800)	(23,772)
Microsemi Corp.*	(1,800)	(26,334)
Monolithic Power Systems, Inc.*	(1,200)	(21,432)

See Accompanying Notes to Financial Statements.
41

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Netlogic Microsystems, Inc.*	(800)	$(21,760)
Novellus Systems, Inc.*	(1,300)	(32,968)
OmniVision Technologies, Inc.*	(1,700)	(36,448)
ON Semiconductor Corp.*	(3,700)	(23,606)
PMC-Sierra, Inc.*	(3,700)	(27,824)
Rambus, Inc.*	(500)	(8,760)
Silicon Laboratories, Inc.*	(500)	(20,280)
Skyworks Solutions, Inc.*	(2,000)	(33,580)
Teradyne, Inc.*	(2,500)	(24,375)
Tessera Technologies, Inc.*	(1,400)	(22,470)
Texas Instruments, Inc.	(1,000)	(23,280)
TriQuint Semiconductor, Inc.*	(4,300)	(26,273)
Varian Semiconductor Equipment Associates, Inc.*	(900)	(25,794)
		(881,995)
Software (-0.6%)
Adobe Systems, Inc.*	(900)	(23,787)
ArcSight, Inc.*	(1,000)	(22,390)
Ariba, Inc.*	(2,000)	(31,860)
AsiaInfo Holdings, Inc.*	(1,100)	(24,046)
Autodesk, Inc.*	(900)	(21,924)
Blackboard, Inc.*	(600)	(22,398)
CA, Inc.	(1,300)	(23,920)
Cadence Design Systems, Inc.*	(4,200)	(24,318)
Citrix Systems, Inc.*	(800)	(33,784)
Compuware Corp.*	(3,900)	(31,122)
Concur Technologies, Inc.*	(500)	(21,340)
Electronic Arts, Inc.*	(1,700)	(24,480)
Informatica Corp.*	(1,300)	(31,044)
Intuit, Inc.*	(900)	(31,293)
Jack Henry & Associates, Inc.	(700)	(16,716)
JDA Software Group, Inc.*	(1,200)	(26,376)
MICROS Systems, Inc.*	(800)	(25,496)
MicroStrategy, Inc. Class A*	(200)	(15,018)
Netscout Systems, Inc.*	(1,100)	(15,642)
Nuance Communications, Inc.*	(1,700)	(25,415)
Parametric Technology Corp.*	(1,800)	(28,206)
Pegasystems, Inc.	(500)	(16,055)
Progress Software Corp.*	(800)	(24,024)
Quest Software, Inc.*	(1,700)	(30,668)
Rovi Corp.*	(400)	(15,164)
Salesforce.com, Inc.*	(500)	(42,910)
Solera Holdings, Inc.	(1,000)	(36,200)
Symantec Corp.*	(1,800)	(24,984)
Synopsys, Inc.*	(1,500)	(31,305)
Taleo Corp. Class A*	(600)	(14,574)
TiVo, Inc.*	(2,000)	(14,760)
VMware, Inc. Class A*	(600)	(37,554)
		(808,773)

See Accompanying Notes to Financial Statements.
42

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Specialty Retail (-0.6%)
Aaron's, Inc.	(1,050)	$(17,924)
Abercrombie & Fitch Co. Class A	(800)	(24,552)
American Eagle Outfitters, Inc.	(1,900)	(22,325)
AnnTaylor Stores Corp.*	(1,400)	(22,778)
Asbury Automotive Group, Inc.*	(1,700)	(17,918)
AutoNation, Inc.*	(1,100)	(21,450)
AutoZone, Inc.*	(200)	(38,644)
Bebe Stores, Inc.	(3,400)	(21,760)
Bed Bath & Beyond, Inc.*	(800)	(29,664)
CarMax, Inc.*	(1,400)	(27,860)
Chico's FAS, Inc.	(2,200)	(21,736)
Collective Brands, Inc.*	(1,300)	(20,540)
Foot Locker, Inc.	(2,200)	(27,764)
Guess?, Inc.	(800)	(24,992)
hhgregg, Inc.*	(1,100)	(25,652)
Hibbett Sports, Inc.*	(1,300)	(31,148)
Home Depot, Inc.	(900)	(25,263)
J. Crew Group, Inc.*	(400)	(14,724)
Jo-Ann Stores, Inc.*	(800)	(30,008)
JOS. A. Bank Clothiers, Inc.*	(600)	(32,394)
Lowe's Cos., Inc.	(1,100)	(22,462)
Ltd Brands, Inc.	(1,200)	(26,484)
O'Reilly Automotive, Inc.*	(800)	(38,048)
PetSmart, Inc.	(1,000)	(30,170)
RadioShack Corp.	(1,500)	(29,265)
Sally Beauty Holdings, Inc.*	(3,200)	(26,240)
Staples, Inc.	(1,400)	(26,670)
The Children's Place Retail Stores, Inc.*	(800)	(35,216)
The Finish Line, Inc. Class A	(900)	(12,537)
The Gap, Inc.	(900)	(17,514)
The Gymboree Corp.*	(500)	(21,355)
The Men's Wearhouse, Inc.	(1,400)	(25,704)
Tractor Supply Co.	(500)	(30,485)
Urban Outfitters, Inc.*	(900)	(30,951)
		(872,197)
Textiles, Apparel & Luxury Goods (-0.2%)
Carter's, Inc.*	(1,100)	(28,875)
Columbia Sportswear Co.	(700)	(32,669)
CROCS, Inc.*	(2,900)	(30,682)
Deckers Outdoor Corp.*	(300)	(42,861)
Hanesbrands, Inc.*	(1,200)	(28,872)
Iconix Brand Group, Inc.*	(2,000)	(28,740)
Steven Madden, Ltd.*	(450)	(14,184)
True Religion Apparel, Inc.*	(900)	(19,863)
Unifirst Corp.	(400)	(17,608)
Wolverine World Wide, Inc.	(1,200)	(30,264)
		(274,618)

See Accompanying Notes to Financial Statements.
43

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Thrifts & Mortgage Finance (-0.2%)
Astoria Financial Corp.	(2,100)	$(28,896)
Capitol Federal Financial	(700)	(23,212)
First Niagara Financial Group, Inc.	(2,500)	(31,325)
Hudson City Bancorp, Inc.	(2,300)	(28,152)
New York Community Bancorp, Inc.	(2,100)	(32,067)
Ocwen Financial Corp.*	(2,800)	(28,532)
People's United Financial, Inc.	(2,000)	(27,000)
Provident Financial Services, Inc.	(2,300)	(26,887)
TFS Financial Corp.	(1,900)	(23,579)
Washington Federal, Inc.	(1,700)	(27,506)
		(277,156)
Tobacco (-0.1%)
Altria Group, Inc.	(1,600)	(32,064)
Lorillard, Inc.	(400)	(28,792)
Reynolds American, Inc.	(600)	(31,272)
Vector Group, Ltd.	(2,165)	(36,415)
		(128,543)
Trading Companies & Distributors (-0.1%)
Applied Industrial Technologies, Inc.	(1,200)	(30,384)
Beacon Roofing Supply, Inc.*	(1,000)	(18,020)
GATX Corp.	(1,100)	(29,348)
Kaman Corp.	(800)	(17,696)
RSC Holdings, Inc.*	(3,900)	(24,063)
Titan Machinery, Inc.*	(2,200)	(28,886)
United Rentals, Inc.*	(2,300)	(21,436)
WESCO International, Inc.*	(400)	(13,468)
WW Grainger, Inc.	(100)	(9,945)
		(193,246)
Water Utilities (-0.1%)
American States Water Co.	(600)	(19,884)
American Water Works Co., Inc.	(1,600)	(32,960)
Aqua America, Inc.	(1,900)	(33,592)
California Water Service Group	(500)	(17,850)
		(104,286)
Wireless Telecommunication Services (-0.1%)
American Tower Corp. Class A*	(400)	(17,800)
Crown Castle International Corp.*	(400)	(14,904)
MetroPCS Communications, Inc.*	(3,700)	(30,303)
SBA Communications Corp. Class A*	(900)	(30,609)
Syniverse Holdings, Inc.*	(1,600)	(32,720)
		(126,336)
TOTAL COMMON STOCKS (Proceeds $26,055,534)		(26,586,222)
TOTAL SECURITIES SOLD SHORT (Proceeds $26,055,534)		$(26,586,222)

See Accompanying Notes to Financial Statements.
44

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.
45

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $32,673,986 (Cost $207,072,998) (Note 2)	$195,334,327[1]
Cash	164
Cash segregated at brokers for short sales	27,772,444
Receivable for investments sold	6,427,270
Dividend and interest receivable	282,480
Receivable for portfolio shares sold	24,451
Prepaid expenses and other assets	5,409
Total Assets	229,846,545
Liabilities
Advisory fee payable (Note 3)	83,778
Administrative services fee payable (Note 3)	53,515
Payable upon return of securities loaned (Note 2)	60,446,430
Securities sold short, at value (Proceeds $26,055,534)	26,586,222
Payable for investments purchased	6,132,930
Payable for portfolio shares redeemed	247,846
Dividend expense payable on securities sold short	38,970
Trustees' fee payable	4,627
Other accrued expenses payable	245,494
Total Liabilities	93,839,812
Net Assets
Capital stock, $.001 par value (Note 6)	11,836
Paid-in capital (Note 6)	281,576,005
Undistributed net investment income	502,896
Accumulated net realized loss on investments, short sales and foreign currency transactions	(133,814,645)
Net unrealized depreciation from investments and short sales	(12,269,359)
Net Assets	$136,006,733
Shares outstanding	11,835,654
Net asset value, offering price and redemption price per share	$11.49

1  Including $58,542,441 of securities on loan.

See Accompanying Notes to Financial Statements.
46

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 2)
Dividends	$1,554,136
Interest	224
Securities lending	24,930
Total investment income	1,579,290
Expenses
Investment advisory fees (Note 3)	544,261
Administrative services fees (Note 3)	166,654
Dividend expense for securities sold short	246,199
Custodian fees	147,786
Short sales expense	108,266
Printing fees (Note 3)	66,964
Audit and tax fees	21,511
Legal fees	18,837
Transfer agent fees	13,497
Trustees' fees	12,901
Insurance expense	7,720
Commitment fees (Note 4)	1,802
Miscellaneous expense	3,875
Total expenses	1,360,273
Net investment income	219,017
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized gain from investments	10,267,646
Net realized loss from short sales	(2,699,761)
Net realized loss from foreign currency transactions	(6)
Net change in unrealized appreciation (depreciation) from investments	(21,649,053)
Net change in unrealized appreciation (depreciation) from short sales	2,530,676
Net realized and unrealized loss from investments, short sales and foreign currency related items	(11,550,498)
Net decrease in net assets resulting from operations	$(11,331,481)

See Accompanying Notes to Financial Statements.
47

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment income	$219,017	$454,374
Net realized gain from investments, short sales and foreign currency transactions	7,567,879	5,010,866
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	(19,118,377)	24,524,443
Net increase (decrease) in net assets resulting from operations	(11,331,481)	29,989,683
From Dividends
Dividends from net investment income	—	(1,448,705)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,797,990	3,732,464
Exchange value of shares due to merger	—	34,189,262
Reinvestment of dividends	—	1,448,705
Net asset value of shares redeemed	(17,575,824)	(40,154,222)
Net decrease in net assets from capital share transactions	(15,777,834)	(783,791)
Net increase (decrease) in net assets	(27,109,315)	27,757,187
Net Assets
Beginning of period	163,116,048	135,358,861
End of period	$136,006,733	$163,116,048
Undistributed net investment income	$502,896	$283,879

See Accompanying Notes to Financial Statements.
48

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2010 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$1,469,114
Gain received from litigation	552,616
Operating expenses paid	(1,106,362)
Dividend expense paid on securities sold short	(256,967)
Purchases of long-term securities	(464,519,438)
Proceeds from sales of long-term securities	481,974,059
Purchases to cover securities sold short	(23,182,186)
Proceeds from securities sold short	14,059,968
Proceeds from short-term securities, net	6,702,000
Net cash provided by operating activities		$15,692,804
Cash Flows from Financing Activities
Proceeds from sale of shares	1,790,612
Cost of shares redeemed	(17,484,033)
Net cash used by financing activities		(15,693,421)
Effect of exchange rate on cash		(5)
Net decrease in cash		(622)
Cash — beginning of period		786
Cash — end of period		$164
RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net decrease in net assets resulting from operations		$(11,331,481)
Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividends and interest receivable	$(110,176)
Change in accrued expenses	9,262
Change in prepaid expenses and other assets	10,889
Change in advisory fee payable	(12,439)
Change in dividend expense payable on securities sold short	(10,768)
Purchases of long-term securities	(464,519,438)
Proceeds from sales of long-term securities	481,974,059
Purchases to cover securities sold short	(23,182,186)
Proceeds from securities sold short	14,059,968
Proceeds from short-term securities, net	6,702,000
Net change in unrealized depreciation from investments and short sales	19,118,377
Net realized gain from investments, short sales and foreign currency transactions	(7,015,263)
Total adjustments		27,024,285
Net cash provided by operating activities		$15,692,804
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.
49

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$12.47	$10.10	$15.47	$15.60	$14.89	$15.30
INVESTMENT OPERATIONS
Net investment income (loss)	0.02	0.06	0.10	0.02	(0.14)	(0.14)
Net gain (loss) on investments, short sales, foreign currency related items and futures contracts (both realized and unrealized)	(1.00)	2.44	(5.46)	(0.15)	0.85	(0.27)
Total from investment operations	(0.98)	2.50	(5.36)	(0.13)	0.71	(0.41)
LESS DIVIDENDS
Dividends from net investment income	—	(0.13)	(0.01)	—	—	—
Net asset value, end of period	$11.49	$12.47	$10.10	$15.47	$15.60	$14.89
Total return[1]	(7.86)%	24.79%	(34.66)%	(0.83)%	4.77%	(2.68)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$136,007	$163,116	$135,359	$286,855	$413,335	$557,377
Ratio of expenses to average net assets	1.75%[2]	1.81%	0.93%	0.92%	1.11%	1.14%
Ratio of expenses to average net assets excluding short sales dividend expense	1.43%[2]	1.56%	—	—	—	—
Ratio of net investment income (loss) to average net assets	0.28%[2]	0.34%	0.65%	0.08%	(0.75)%	(0.84)%
Portfolio turnover rate	310%	643%	204%	203%	208%	82%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.
50

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements
June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers three managed investment portfolios of which one, the U.S. Equity Flex I Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Small Cap Core I Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board

51

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

52

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$162,151,341	$—	$—	$162,151,341
Short-Term Investments	32,673,986	509,000	—	33,182,986
Securities Sold Short
Common Stocks	(26,586,222)	—	—	(26,586,222)
Other Financial Instruments*	—	—	—	—
	$168,239,105	$509,000	$—	$168,748,105

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

53

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to, or hedge against changes in equities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a

54

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2010, the Portfolio had no open futures contracts.

I) SHORT SALES — The Portfolio enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note J) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities

55

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

lending activity is either in the form of cash segregated at brokers or pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2010, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $66,408, of which $35,747 was rebated to borrowers (brokers). The Portfolio retained $24,930 in income from the cash collateral investment, and SSB, as lending agent, was paid $5,731. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.70% of the Portfolio's average daily net assets. For the six months ended June 30, 2010, investment advisory fees earned were $544,261.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2010, co-administrative services fees earned by CSAMSI were $69,977.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $96,677.

56

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2010, Merrill was paid $12,222 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2010, and during the six months ended June 30, 2010, the Portfolio had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2010, purchases and sales of investment securities (excluding short sales and short-term investments) were $466,947,479 and $485,012,149, respectively. Securities sold short and purchases to cover securities sold short were $13,465,595 and $22,933,582, respectively.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $207,072,998, $4,262,432, $(16,001,103) and $(11,738,671), respectively.

At June 30, 2010, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(26,055,534), $1,813,490, $(2,344,178) and $(530,688), respectively.

57

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Shares sold	141,853	360,363
Shares exchanged due to merger	—	2,981,912
Shares issued in reinvestment of dividends	—	123,854
Shares redeemed	(1,391,802)	(3,776,088)
Net decrease	(1,249,949)	(309,959)

On June 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	81%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Acquisition of Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio

On October 2, 2009, Credit Suisse Trust — U.S. Equity Flex I Portfolio acquired all of the net assets of Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio, all of which are open-end investment companies, pursuant to a plan of reorganization approved by the Board of Trustees on May 12, 2009. The purpose of the transaction was to combine four funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,284,769 shares of Credit Suisse Trust — U.S. Equity Flex II Portfolio valued at $11,153,778, 1,203,118 shares of Credit Suisse Trust — U.S. Equity Flex III Portfolio valued at $13,133,970 and 1,026,788 shares of Credit Suisse Trust — U.S. Equity Flex IV Portfolio valued at $9,901,514 for 2,981,912 shares of Credit Suisse Trust — U.S. Equity Flex I Portfolio. The investment portfolios of Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio had a fair

58

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 7. Acquisition of Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio

value at October 2, 2009 of $11,132,420, $13,104,370 and $9,878,210 and identified costs of $10,483,399, $12,252,732 and $9,160,031, respectively, which were the principal assets acquired by Credit Suisse Trust — U.S. Equity Flex I Portfolio. For financial reporting purposes, assets received and shares issued by Credit Suisse Trust — U.S. Equity Flex I Portfolio were recorded at fair value; however the cost basis of the investments received from Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio were carried forward to align ongoing reporting of Credit Suisse Trust — U.S. Equity Flex I Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse Trust — U.S. Equity Flex I Portfolio were $132,557,155.

Credit Suisse Trust — U.S. Equity Flex I Portfolio pro forma results of operations for the year ended December 31, 2009 are as follows:

Net investment income	$815,573[1]
Net gain from investments, short sales and foreign currency related items	35,210,770[2]
Net increase in net assets resulting from operations	$36,026,343

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio that have been included in Credit Suisse Trust — U.S. Equity Flex I Portfolio's statement of operations since October 2, 2009.

1  $454,374 as reported, plus $152,979, $78,352 and $86,228 for Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio, respectively, premerger, plus $43,640 of pro-forma gross expenses eliminated.

2  $29,535,309 as reported, plus $1,785,307, $2,097,371 and $1,792,783 for Credit Suisse Trust — U.S. Equity Flex II Portfolio, Credit Suisse Trust — U.S. Equity Flex III Portfolio and Credit Suisse Trust — U.S. Equity Flex IV Portfolio respectively, premerger.

59

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective June 30, 2009, the Portfolio adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 25, 2010. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

60

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

61

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

62

Credit Suisse Trust — U.S. Equity Flex I Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

63

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ WWW.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   TRSCC I-SAR-0610

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2010
(unaudited)

CREDIT SUISSE TRUST
■  INTERNATIONAL EQUITY FLEX III PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Trust is advised by Credit Suisse Asset Management, LLC.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2010; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report
June 30, 2010 (unaudited)

July 21, 2010

Dear Shareholder:

For the six-month period ended June 30, 2010, the Credit Suisse Trust — International Equity Flex III Portfolio (the "Portfolio") had a loss of 12.80%1, versus a decrease of 13.23% for the MSCI EAFE Index Net Dividends.2

Market Review: A challenging period

The six-month period ending June 30, 2010 was a challenging one. The markets overall declined during the period, with the MSCI EAFE Index Net Dividends declining by 13.23%. Additionally, the Dow Jones Euro STOXX Index, which represents large, mid, and small capitalization companies of 12 Eurozone countries (Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain), lost 8.38%, while Japan's Topix Index, a capitalization weighted index of all companies listed on the First Section of the Tokyo Stock Exchange, decreased by 6.36%. Despite what seemed to be a global recovery in 2009, developments in the Eurozone, beginning with the budget deficit in Greece, combined with signals from emerging markets, like China, to cause a global pullback.

Strategic Review and Outlook: A period of change

For the semiannual period ended June 30, 2010, the Portfolio outperformed its benchmark. Overall, the long sleeve of the portfolio hurt performance while the short sleeve contributed to performance. On a net basis, stock selection and sector weighting in financials made the leading positive contributions to performance. Additionally, stock selection and sector weightings in utilities and materials also helped relative performance. Conversely, stock selection and sector weighting in consumer discretionary was the leading detractor from performance. Stock selection and sector weighting in telecommunication services also detracted from relative performance.

Although we expect the market to remain difficult in the near term, we are comfortable with our proactive long-term investment process going forward. Our investment process relies on a systematic quantitative approach that takes into account historical results as well as near- and long-term views. In further detail, the process can be broken into four steps: 1. Research supporting the five financial models and blended risk model; 2. Construction of Expected Returns and Optimization; 3. Implementation; 4. Risk/Return Monitoring and Attribution Analysis. Research is conducted to identify new sources of alpha, improve existing factors, and strengthen risk control. Research on prospective factors is sourced from academic papers, sell side research, and internal dialogue.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Research ideas are always based on sound financial principles and economic intuition. In step two, the signals from the five financial models are blended to construct the expected returns. The expected returns, the blended risk model, transaction costs, investment objectives, as well as client-specific constraints are then fed into a proprietary optimizer to determine optimal portfolio weights. Then the optimal weights from the optimizer are used for trading and rebalancing of the portfolio. The proprietary in-house risk monitoring system checks the optimal portfolio prior to trading. Once the optimal portfolio passes the appropriate checks, the trades are implemented. Lastly, all monitoring is done on an intraday basis and is relative to the portfolio's specific benchmark.

Effective May 3, 2010, Mika Toikka* joined the Credit Suisse Quantitative Equities Group and serves as the lead manager of the Portfolio.

Credit Suisse Quantitative Equities Group

Mika Toikka
Timothy Schwider

*  Mika Toikka, Managing Director, is Global Head of the Quantitative Equities Group and Quantitative Strategies. Mr. Toikka joined Credit Suisse Asset Management, LLC in May 2010. From September 2000 to April 2010 he held positions within Credit Suisse Group AG's Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading. Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group. Before joining Credit Suisse First Boston in September 2000, Mr. Toikka worked for Goldman Sachs & Co. in the Fixed Income and Currency and Commodity division where he played a leadership role in fixed income derivatives strategy. Prior to 1997, he worked for Salomon Brothers in Equity Derivatives and Quantitative Research. Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable to close out its short position.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Derivatives are subject to a number of risks such as correlation risk, liquidity risk, interest-rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

The use of leverage subjects the Portfolio to the risk of magnified capital losses that can occur when losses affect an asset base that has been enlarged by borrowings or the creation of liabilities. The net asset value of the Portfolio, when employing leverage, will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Portfolio to pay interest.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Average Annual Returns as of June 30, 20101

1 Year	5 Years	10 Years	Since Inception	Inception Date
5.15%	5.17%	3.39%	5.36%	12/31/97

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance includes the effect of deducting expenses, but does not include charges and expenses attributable to any particular variable contract or plan. Accordingly, the Prospectus of the sponsoring Participating Insurance Company separate account or plan documents or other informational materials supplied by plan sponsors should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing performance to that of other mutual funds. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratio is 2.68%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 2.32%.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2010.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended June 30, 2010

Actual Portfolio Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$872.00
Expenses Paid per $1,000*	$10.77
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$1,013.29
Expenses Paid per $1,000*	$11.58
Annualized Expense Ratio*	2.32%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Trust — International Equity Flex III Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2010 (unaudited)

SECTOR BREAKDOWN*

	Long	Short	Net
Financials	29.0%	(3.3)%	25.7%
Industrials	20.4%	(4.2)%	16.2%
Consumer Staples	12.5%	(1.8)%	10.7%
Health Care	11.4%	(1.5)%	9.9%
Materials	10.4%	(2.0)%	8.4%
Energy	8.5%	(0.6)%	7.9%
Consumer Discretionary	10.4%	(3.3)%	7.1%
Information Technology	6.9%	(0.7)%	6.2%
Telecommunication Services	4.7%	(0.5)%	4.2%
Utilities	4.7%	(1.0)%	3.7%
Total	118.9%	(18.9)%	100.0%

*  Expressed as a percentage of total long/short investments, respectively, (excluding security lending collateral, if applicable) and may vary over time.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (118.6%)
COMMON STOCKS (117.8%)
Asia (3.2%)
Diversified Financial Services (3.2%)
iShares MSCI Pacific ex-Japan Index Fund§	96,803	$3,459,739
TOTAL ASIA		3,459,739
Australia (5.9%)
Air Freight & Logistics (0.0%)
Toll Holdings, Ltd.§	5,727	26,171
Airlines (0.0%)
Qantas Airways, Ltd.*	9,568	17,600
Beverages (0.1%)
Coca-Cola Amatil, Ltd.§	4,837	48,599
Foster's Group, Ltd.	16,635	79,063
		127,662
Biotechnology (0.1%)
CSL, Ltd.	4,854	132,987
Capital Markets (0.1%)
Macquarie Group, Ltd.§	2,868	88,456
Chemicals (0.1%)
Incitec Pivot, Ltd.	13,901	31,546
Nufarm, Ltd.	1,630	7,370
Orica, Ltd.	3,103	65,498
		104,414
Commercial Banks (1.7%)
Australia & New Zealand Banking Group, Ltd.§	21,593	389,177
Bendigo and Adelaide Bank, Ltd.	3,018	20,641
Commonwealth Bank of Australia§	13,226	536,536
National Australia Bank, Ltd.	18,065	350,476
Westpac Banking Corp.§	25,365	448,636
		1,745,466
Commercial Services & Supplies (0.1%)
Brambles, Ltd.	12,173	55,628
Construction & Engineering (0.0%)
Leighton Holdings, Ltd.§	1,285	31,012
Construction Materials (0.0%)
Boral, Ltd.§	5,132	20,628
Containers & Packaging (0.1%)
Amcor, Ltd.	10,524	56,282
Diversified Financial Services (0.2%)
ASX, Ltd.	1,484	36,326
iShares MSCI Australia Index Fund§	9,968	189,192
		225,518

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Diversified Telecommunication Services (0.1%)
Telstra Corp., Ltd.§	37,543	$102,685
Electric Utilities (0.0%)
SP AusNet	11,478	7,395
Energy Equipment & Services (0.0%)
WorleyParsons, Ltd.	1,426	26,327
Food & Staples Retailing (0.5%)
Metcash, Ltd.§	6,596	23,263
Wesfarmers, Ltd.	1,309	31,497
Wesfarmers, Ltd.	8,665	207,819
Woolworths, Ltd.	10,684	242,665
		505,244
Food Products (0.0%)
Goodman Fielder, Ltd.	11,304	12,788
Health Care Equipment & Supplies (0.0%)
Cochlear, Ltd.§	485	30,314
Health Care Providers & Services (0.0%)
Sonic Healthcare, Ltd.	3,181	27,776
Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure, Ltd.§	3,448	10,544
Crown, Ltd.§	4,340	28,233
TABCORP Holdings, Ltd.	5,239	27,861
Tatts Group, Ltd.	10,447	19,656
		86,294
Industrial Conglomerates (0.0%)
CSR, Ltd.§	12,406	17,434
Insurance (0.4%)
AMP, Ltd.§	17,660	76,909
AXA Asia Pacific Holdings, Ltd.	8,909	40,899
Insurance Australia Group, Ltd.	17,922	51,156
QBE Insurance Group, Ltd.	8,831	134,464
Suncorp-Metway, Ltd.	10,956	73,550
		376,978
IT Services (0.0%)
Computershare, Ltd.	3,832	34,006
Media (0.0%)
Fairfax Media, Ltd.§	18,247	20,006

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Metals & Mining (1.3%)
Alumina, Ltd.	21,036	$26,714
BHP Billiton, Ltd.§	28,931	903,132
BlueScope Steel, Ltd.*	15,718	27,419
Fortescue Metals Group, Ltd.*	10,669	36,308
Newcrest Mining, Ltd.	4,169	122,056
OneSteel, Ltd.	11,451	28,429
OZ Minerals, Ltd.*	26,908	21,384
Rio Tinto, Ltd.§	3,756	207,271
Sims Metal Management, Ltd.§	1,389	19,804
		1,392,517
Multi-Utilities (0.1%)
AGL Energy, Ltd.§	3,869	47,750
Multiline Retail (0.0%)
Harvey Norman Holdings, Ltd.§	4,704	13,038
Oil, Gas & Consumable Fuels (0.4%)
Arrow Energy, Ltd.*	5,050	20,510
Caltex Australia, Ltd.§	1,163	9,157
Energy Resources of Australia, Ltd.§	575	6,372
Origin Energy, Ltd.	7,570	94,766
Paladin Energy, Ltd.*§	5,564	16,625
Santos, Ltd.	7,170	75,188
Woodside Petroleum, Ltd.	4,689	163,548
		386,166
Real Estate Investment Trusts (0.4%)
CFS Retail Property Trust§	14,987	23,771
Dexus Property Group§	41,087	26,455
Goodman Group	52,342	27,780
GPT Group	15,995	37,475
Mirvac Group§	23,177	25,399
Stockland§	20,543	63,977
Westfield Group	17,905	182,573
		387,430
Real Estate Management & Development (0.0%)
Lend Lease Corp., Ltd.	5,378	32,863
Road & Rail (0.0%)
Asciano Group*	23,963	32,291
Textiles, Apparel & Luxury Goods (0.0%)
Billabong International, Ltd.§	1,743	12,701

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Australia
Transportation Infrastructure (0.1%)
Macquarie Airports	6,208	$13,961
Macquarie Atlas Roads Group*§	4,636	3,717
Macquarie Infrastructure Group§	19,497	17,047
Transurban Group§	10,009	35,651
		70,376
TOTAL AUSTRALIA		6,254,203
Austria (0.5%)
Building Products (0.0%)
Wienerberger AG*	16	195
Construction & Engineering (0.3%)
Strabag SE BR§	12,913	278,433
Metals & Mining (0.2%)
Voestalpine AG§	8,494	231,719
Real Estate Management & Development (0.0%)
Immofinanz AG*	2,201	5,661
Immofinanz Anspr Nachb*§^	2,201	0
		5,661
TOTAL AUSTRIA		516,008
Belgium (2.4%)
Beverages (0.2%)
Anheuser-Busch InBev NV	4,501	216,776
Chemicals (0.5%)
Umicore	18,269	527,966
Diversified Telecommunication Services (0.5%)
Belgacom SA§	18,213	573,609
Electrical Equipment (0.5%)
Bekaert SA	2,985	498,481
Food & Staples Retailing (0.3%)
Delhaize Group SA	5,085	369,614
Insurance (0.4%)
Fortis§	187,867	418,765
TOTAL BELGIUM		2,605,211
Bermuda (0.2%)
Insurance (0.2%)
Catlin Group, Ltd.	42,468	222,609
Metals & Mining (0.0%)
Aquarius Platinum, Ltd.	645	3,126
TOTAL BERMUDA		225,735

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Denmark (2.2%)
Beverages (0.6%)
Carlsberg AS Class B§	7,859	$599,931
Construction & Engineering (0.3%)
FLSmidth & Co. AS§	4,409	285,013
Food Products (0.2%)
Danisco AS	3,386	228,233
Health Care Equipment & Supplies (0.4%)
Coloplast AS Class B	4,306	428,127
Marine (0.1%)
A P Moller - Maersk AS Class B	9	71,001
Pharmaceuticals (0.6%)
Novo Nordisk AS Class B	8,513	688,942
TOTAL DENMARK		2,301,247
Finland (3.1%)
Auto Components (0.0%)
Nokian Renkaat Oyj	10	245
Communications Equipment (0.4%)
Nokia Oyj	53,463	436,497
Diversified Financial Services (0.0%)
Pohjola Bank PLC	4,202	42,739
Electric Utilities (0.6%)
Fortum Oyj§	27,332	600,962
Food & Staples Retailing (0.4%)
Kesko Oyj B Shares	13,750	445,507
Insurance (0.4%)
Sampo Oyj A Shares	19,649	414,967
Machinery (0.5%)
Kone Oyj Class B	1,544	61,578
Wartsila Oyj§	11,121	506,539
		568,117
Paper & Forest Products (0.4%)
Stora Enso Oyj R Shares	23,266	168,396
UPM-Kymmene Oyj	17,984	238,495
		406,891
Pharmaceuticals (0.4%)
Orion Oyj Class B	19,612	367,413
TOTAL FINLAND		3,283,338

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France (9.4%)
Aerospace & Defense (0.1%)
Zodiac Aerospace	1,395	$67,665
Auto Components (0.3%)
Valeo SA*§	11,593	315,817
Automobiles (0.0%)
PSA Peugeot Citroen*	505	12,857
Building Products (0.5%)
Cie de Saint-Gobain§	16,085	600,405
Chemicals (0.1%)
Arkema SA	4,409	153,707
Commercial Banks (1.7%)
BNP Paribas§	21,764	1,172,883
Credit Agricole SA	41,670	433,057
Natixis*	16,959	73,767
Societe Generale	3,281	135,236
		1,814,943
Construction & Engineering (1.2%)
Bouygues SA	14,876	575,198
Vinci SA§	16,370	680,849
		1,256,047
Diversified Telecommunication Services (0.7%)
France Telecom SA	44,049	765,307
Electrical Equipment (0.3%)
Nexans SA	22	1,284
Schneider Electric SA§	2,823	285,601
		286,885
Household Durables (0.0%)
Thomson SA*	1,888	1,047
Industrial Conglomerates (0.1%)
Wendel§	2,505	126,341
Insurance (1.0%)
AXA SA§	35,224	539,022
CNP Assurances	7,728	526,642
		1,065,664
IT Services (0.1%)
Atos Origin SA*	1,629	65,519
Machinery (0.3%)
Vallourec SA§	1,820	314,316

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
France
Media (0.2%)
Vivendi SA	9,001	$183,226
Oil, Gas & Consumable Fuels (1.5%)
Total SA	35,723	1,597,305
Pharmaceuticals (1.2%)
Sanofi-Aventis SA	21,405	1,291,326
Real Estate Investment Trusts (0.1%)
Fonciere Des Regions§	936	77,288
Mercialys SA	1	29
		77,317
TOTAL FRANCE		9,995,694
Germany (10.5%)
Automobiles (0.9%)
Bayerische Motoren Werke AG	14,538	707,390
Daimler AG*	2,327	117,910
Volkswagen AG§	1,519	129,082
		954,382
Capital Markets (0.3%)
Deutsche Bank AG	5,889	331,335
Chemicals (0.7%)
BASF SE	9,130	499,703
Lanxess AG	5,700	240,323
		740,026
Commercial Banks (0.0%)
Commerzbank AG*§	7,412	51,828
Computers & Peripherals (0.4%)
Wincor Nixdorf AG	8,137	455,604
Construction & Engineering (0.7%)
Bilfinger Berger AG	4,097	227,429
Hochtief AG	8,604	514,567
		741,996
Electric Utilities (1.0%)
E.ON AG	37,819	1,018,590
Food Products (0.2%)
Suedzucker AG	9,989	180,778
Health Care Equipment & Supplies (0.3%)
Fresenius SE	4,845	321,722
Hotels, Restaurants & Leisure (0.3%)
TUI AG*	35,097	308,931

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Germany
Industrial Conglomerates (1.3%)
Siemens AG	15,869	$1,421,698
Insurance (2.3%)
Allianz SE	10,694	1,060,196
Hannover Rueckversicherung AG	12,464	535,046
Muenchener Rueckversicherungs AG	6,441	810,106
		2,405,348
Machinery (0.4%)
GEA Group AG	23,458	467,666
Metals & Mining (0.5%)
Aurubis AG§	11,414	496,723
Pharmaceuticals (0.9%)
Bayer AG	16,336	914,409
Stada Arzneimittel AG	922	30,694
		945,103
Semiconductors & Semiconductor Equipment (0.3%)
Infineon Technologies AG*	52,595	305,426
Q-Cells SE*§	479	3,057
		308,483
TOTAL GERMANY		11,150,213
Greece (0.1%)
Commercial Banks (0.0%)
Alpha Bank AE*	3	15
Bank of Greece	788	29,272
		29,287
Construction Materials (0.0%)
Titan Cement Co. SA	114	2,147
Diversified Financial Services (0.0%)
Marfin Investment Group SA*	285	350
Electric Utilities (0.1%)
Public Power Corp. SA*	7,529	108,134
Hotels, Restaurants & Leisure (0.0%)
OPAP SA	1,665	20,751
TOTAL GREECE		160,669
Hong Kong (1.8%)
Diversified Financial Services (1.8%)
iShares MSCI Hong Kong Index Fund§	127,378	1,881,373
TOTAL HONG KONG		1,881,373

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Ireland (0.0%)
Commercial Banks (0.0%)
Allied Irish Banks PLC*	5,853	$6,186
The Governor & Co. of the Bank of Ireland*	16,790	13,473
		19,659
Food Products (0.0%)
Kerry Group PLC Class A	3	83
TOTAL IRELAND		19,742
Israel (0.7%)
Chemicals (0.0%)
Israel Chemicals, Ltd.	1,555	16,225
Commercial Banks (0.1%)
Bank Hapoalim BM*	12,051	43,474
Bank Leumi Le-Israel BM*	7,305	26,071
		69,545
Diversified Telecommunication Services (0.0%)
Bezeq Israeli Telecommunication Corp., Ltd.	21,142	46,287
IT Services (0.0%)
Emblaze Ltd.*	13,069	6,110
Pharmaceuticals (0.6%)
Teva Pharmaceutical Industries, Ltd. ADR	11,700	608,283
TOTAL ISRAEL		746,450
Italy (3.7%)
Auto Components (0.3%)
Pirelli & C. SpA	473,960	261,444
Commercial Banks (0.1%)
Banca Popolare dell'Etruria e del Lazio*	721	2,880
Banco di Desio e della Brianza SpA	2,647	11,891
UniCredit SpA	19,094	42,308
		57,079
Construction & Engineering (0.0%)
Impregilo SpA*	48	110
Construction Materials (0.1%)
Cementir Holding SpA	2,428	6,397
Italcementi SpA§	16,656	126,755
		133,152
Diversified Telecommunication Services (0.6%)
Telecom Italia SpA	564,240	624,164
Electric Utilities (0.5%)
Enel SpA	110,919	470,437

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Italy
Energy Equipment & Services (0.1%)
Saipem SpA	4,682	$142,844
Food Products (0.5%)
Parmalat SpA§	230,963	537,733
Insurance (0.2%)
Premafin Finanziaria SpA*	4,768	5,145
Societa Cattolica di Assicurazioni S.c.r.l	8,986	224,336
		229,481
Media (0.3%)
Gruppo Editoriale L'Espresso SpA*	1,833	3,536
Mediaset SpA	62,903	358,306
		361,842
Multi-Utilities (0.0%)
Iride SpA	5,128	7,672
Oil, Gas & Consumable Fuels (1.0%)
ENI SpA	58,664	1,078,645
Real Estate Management & Development (0.0%)
Beni Stabili SpA*	5,616	4,265
TOTAL ITALY		3,908,868
Japan (28.6%)
Air Freight & Logistics (0.0%)
VANTEC Corp.	18	23,037
Airlines (0.0%)
All Nippon Airways Co., Ltd.*	3,000	9,501
Auto Components (0.7%)
Aisan Industry Co., Ltd.	657	4,765
Aisin Seiki Co., Ltd.§	2,489	66,953
Alpha Corp.	1,500	13,915
Asahi TEC Corp.*	306	119
Ashimori Industry Co., Ltd.*	667	980
Bridgestone Corp.§	6,400	101,112
Daido Metal Co., Ltd.*	1,000	3,598
Denso Corp.§	4,722	130,400
Fujikura Rubber Ltd.	1,000	3,658
FuKoKu Co., Ltd.	500	3,800
Imasen Electric Industrial	19	230
Kanto Auto Works Ltd.	4,989	36,647
Kasai Kogyo Co., Ltd.	2,000	6,419
Koito Manufacturing Co., Ltd.	1,000	14,713
NHK Spring Co., Ltd.§	5,000	45,696
Nihon Tokushu Toryo Co., Ltd.	2,100	7,401
NOK Corp.	900	14,280

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Auto Components
Pacific Industrial Co., Ltd.	200	$890
Sanden Corp.	6,000	16,233
Sanoh Industrial Co., Ltd.	50	358
Shiroki Corp.	3,000	7,187
SNT Corp.	1,239	3,185
Stanley Electric Co., Ltd.§	1,800	29,783
Sumitomo Rubber Industries, Ltd.§	2,100	18,506
The Yokohama Rubber Co., Ltd	10,809	48,670
Tigers Polymer Corp.	33	119
Tokai Rika Co., Ltd.	500	8,642
Tokai Rubber Industries, Inc.	500	5,911
Topre Corp.	700	5,019
Toyo Tire & Rubber Co., Ltd.§	4,725	9,989
Toyota Auto Body Co., Ltd.	2,200	27,482
Toyota Boshoku Corp.§	800	11,671
Toyota Industries Corp.	1,200	30,426
Unipres Corp.§	3,224	50,356
Yorozu Corp.	456	6,623
		735,736
Automobiles (2.0%)
Fuji Heavy Industries, Ltd.*	3,103	16,609
Honda Motor Co., Ltd.§	20,092	589,659
Isuzu Motors, Ltd.	12,921	38,795
Mazda Motor Corp.§	12,508	29,204
Mitsubishi Motors Corp.*§	18,000	22,750
Nissan Motor Co., Ltd.*	32,600	226,980
Suzuki Motor Corp.	4,731	92,769
Toyota Motor Corp.	33,545	1,151,584
Yamaha Motor Co., Ltd.*	1,061	14,015
		2,182,365
Beverages (0.3%)
Asahi Breweries, Ltd.§	2,598	43,976
Coca-Cola Central Japan Co., Ltd.	23	294
Coca-Cola West Co., Ltd.	400	6,604
Japan Foods Co., Ltd.	200	1,809
Kirin Holdings Co., Ltd.§	10,823	136,142
Mercian Corp.§	16,222	27,262
Mikuni Coca-Cola Bottling Co., Ltd.	8,089	64,511
Oenon Holdings, Inc.§	8,000	16,077
Sapporo Holdings, Ltd.§	2,000	8,590
Takara Holdings, Inc.	10,000	50,375
		355,640

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Building Products (0.3%)
Aica Kogyo Co., Ltd.	1,168	$12,357
Asahi Glass Co., Ltd.§	13,000	121,964
Bunka Shutter Co., Ltd.	5,174	14,866
Daikin Industries, Ltd.	2,854	86,946
JS Group Corp.§	2,000	38,143
Komatsu Wall Industry Co., Ltd.	1,200	12,131
Nichias Corp.	273	1,091
Nippon Sheet Glass Co., Ltd.	10,626	25,974
Nitto Boseki Co., Ltd.	2,272	4,993
Shin Nippon Air Technologies Co., Ltd.	66	431
Toli Corp.	7,000	11,960
Toyo Shutter Co., Ltd.*	600	3,074
		333,930
Capital Markets (0.4%)
Daiwa Securities Group, Inc.§	26,981	113,816
Ichiyoshi Securities Co., Ltd.	2	13
Iwai Securities Co., Ltd.	66	494
Jafco Co., Ltd.	12	265
Mizuho Securities Co., Ltd.	23,000	51,236
Nomura Holdings, Inc.§	34,757	189,733
Risa Partners, Inc.§	50	20,869
SBI Holdings, Inc.	7	869
Tokai Tokyo Financial Holdings, Inc.	8,573	33,662
		410,957
Chemicals (1.3%)
Achilles Corp.	3,912	5,377
Air Water, Inc.§	2,000	21,818
Arakawa Chemical Industries Ltd.	2,300	24,092
Asahi Kasei Corp.	16,996	88,718
Chugoku Marine Paints, Ltd.	5,759	39,571
Daicel Chemical Industries, Ltd.§	6,000	40,445
Daiso Co., Ltd.	5,000	12,486
Denki Kagaku Kogyo Kabushiki Kaisha§	5,000	23,253
DIC Corp.	9,000	13,857
Ebara-Udylite Co., Ltd.	800	14,165
Fujikura Kasei Co., Ltd.	300	1,725
Hitachi Chemical Co., Ltd.§	1,500	27,844
Ihara Chemical Industry Co., Ltd.	3,000	8,055
JSP Corp.	2,725	25,632
JSR Corp.	600	10,070
Kaneka Corp.	2,000	11,593
Kansai Paint Co., Ltd.§	2,000	17,153
Katakura Chikkarin Co., Ltd.	1,000	3,040
Konishi Co., Ltd.	1,700	18,483

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals
Kuraray Co., Ltd.	3,500	$41,026
KUREHA Corp.	1,000	4,814
Mitsubishi Chemical Holdings Corp.§	19,047	86,865
Mitsubishi Gas Chemical Co., Inc.	5,124	24,824
Mitsui Chemicals, Inc.§	13,000	36,301
Nihon Parkerizing Co., Ltd.	2,000	26,081
Nippon Shokubai Co., Ltd.	105	995
Nippon Soda Co., Ltd.	9,554	31,378
Nippon Valqua Industries Ltd.	10,000	22,342
Nissan Chemical Industries Ltd.	1,000	11,166
Nitto Denko Corp.	2,000	65,551
Okura Industrial Co., Ltd.*	3,666	10,649
Sakata INX Corp.	4,000	17,273
Sanyo Chemical Industries, Ltd.	5,643	36,282
Shikoku Chemicals Corp.	3,393	17,697
Shin-Etsu Chemical Co., Ltd.	5,100	236,925
Showa Denko KK	10,000	18,045
Sumitomo Bakelite Co., Ltd.	6,466	31,619
Sumitomo Chemical Co., Ltd.	23,184	89,650
Sumitomo Seika Chemicals Co., Ltd.	14,000	50,816
Taiyo Nippon Sanso Corp.	4,000	31,737
Takasago International Corp.	2,000	8,636
Toagosei Co., Ltd.	343	1,518
Tokai Carbon Co., Ltd.§	4,000	18,707
Toray Industries, Inc.§	9,000	43,101
Tosoh Corp.	5,261	13,607
Toyo Ink Manufacturing Co., Ltd.	3,000	11,486
Ube Industries, Ltd.	11,000	25,987
Zeon Corp.	3,000	17,563
		1,440,018
Commercial Banks (3.1%)
Aozora Bank, Ltd.§	15,000	19,409
Fukuoka Financial Group, Inc.	15,000	62,387
Hokuhoku Financial Group, Inc.	59,193	108,646
Kiyo Holdings, Inc.	11,649	15,828
Mitsubishi UFJ Financial Group, Inc.	177,131	803,618
Mizuho Financial Group, Inc.§	259,754	425,846
Resona Holdings, Inc.§	6,803	82,953
Sapporo Hokuyo Holdings, Inc.	3,600	15,866
Senshu Ikeda Holdings, Inc.§	5,000	7,275
Shinsei Bank, Ltd.*§	19,000	16,049
Sumitomo Mitsui Financial Group, Inc.	16,996	480,619
Suruga Bank, Ltd.	1,000	9,068
The Bank of Kyoto, Ltd.	1,000	8,225
The Bank of Saga, Ltd.	3,000	9,203

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Banks
The Bank of Yokohama, Ltd.	19,000	$86,841
The Chiba Bank, Ltd.	9,992	60,272
The Chiba Kogyo Bank, Ltd.*	1,063	7,545
The Daishi Bank, Ltd.	40,039	131,259
The Ehime Bank, Ltd.	7,000	20,182
The Eighteenth Bank, Ltd.	2,000	5,546
The Gunma Bank, Ltd.	17,992	95,329
The Hachijuni Bank, Ltd.	3,807	21,353
The Higashi-Nippon Bank, Ltd.	4,000	7,697
The Higo Bank, Ltd.	2,319	12,809
The Hiroshima Bank, Ltd§	38,885	155,285
The Hokuetsu Bank, Ltd.	19,000	31,752
The Hyakugo Bank, Ltd.	10,000	42,977
The Hyakujushi Bank, Ltd.	18,000	66,343
The Joyo Bank, Ltd.	21,000	83,191
The Keiyo Bank, Ltd.	17,968	93,686
The Mie Bank, Ltd.	13,211	37,615
The Nishi-Nippon City Bank, Ltd.	12,997	37,190
The Shikoku Bank, Ltd	417	1,348
The Shizuoka Bank, Ltd§	13,000	113,200
The Sumitomo Trust & Banking Co., Ltd.	12,720	64,705
The Tohoku Bank, Ltd.	6,418	10,025
The Tokyo Tomin Bank, Ltd.	1,454	16,504
The Yachiyo Bank, Ltd.	1,400	28,345
Yamaguchi Financial Group, Inc.	1,000	9,549
		3,305,540
Commercial Services & Supplies (0.7%)
Central Security Patrols Co., Ltd.	600	5,410
Dai Nippon Printing Co., Ltd.§	14,000	161,441
Itoki Corp.	3,037	9,440
Kosaido Co., Ltd.*	2,600	4,279
Kyodo Printing Co., Ltd.	9,000	21,752
Kyoritsu Printing Co., Ltd.§	3,600	5,348
NAC Co., Ltd.	300	3,100
Nichiban Co., Ltd.	3,000	10,003
Nippon Kanzai Co., Ltd.	550	9,009
Nippon Kucho Service Co., Ltd.	800	6,387
Nissha Printing Co., Ltd.§	500	13,348
Okamura Corp.	3,139	18,074
Oyo Corp.	2,156	17,735
Pronexus, Inc.	1,800	9,396
Secom Co., Ltd.	3,153	139,894
Sohgo Security Services Co., Ltd.	3,976	40,241
Takano Co., Ltd.	146	795
Tokyu Community Corp.§	1,200	31,891

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Commercial Services & Supplies
Toppan Forms Co., Ltd.	6,100	$58,429
Toppan Printing Co., Ltd.§	19,746	156,010
Tosho Printing Co., Ltd.*	5,499	9,811
Uchida Yoko Co., Ltd.§	1,383	4,344
		736,137
Communications Equipment (0.1%)
Denki Kogyo Co., Ltd.	10,009	42,924
Iwatsu Electric Co., Ltd.*	666	557
Nakayo Telecommunications, Inc.	2,000	3,890
NEC Mobiling Ltd.	700	18,566
Saxa Holdings, Inc.*	3,333	5,582
		71,519
Computers & Peripherals (0.4%)
Eizo Nanao Corp.	745	16,188
Fujitsu, Ltd.§	28,000	174,874
Mutoh Holdings Co., Ltd.*	5,000	7,343
NEC Corp.§	30,260	78,484
Roland DG Corp.	342	4,690
Toshiba Corp.*§	40,871	202,286
		483,865
Construction & Engineering (0.6%)
Ando Corp.	13,500	16,306
Asahi Kogyosha Co., Ltd.	1,000	3,898
Asunaro Aoki Construction Co., Ltd.	2,500	10,701
Chugai Ro Co., Ltd.	18,000	46,258
Commuture Corp.	3,000	18,075
CTI Engineering Co., Ltd.	2,071	9,283
Dai-Dan Co., Ltd.	1,000	5,088
Daimei Telecom Engineering Corp.	3,000	23,704
Fukuda Corp.	3,000	4,878
Hazama Corp.*	11,866	9,821
Ichiken Co., Ltd.	5,800	7,026
JGC Corp.	3,000	45,484
Kajima Corp.§	25,000	56,629
Kokusai Kogyo Holdings Co., Ltd.*	3,000	6,556
Kyudenko Corp.	286	1,578
Nakano Corp.	3,500	8,167
Nichireki Co., Ltd.	334	1,507
Nippo Corp.	3,312	24,616
Nippon Koei Co., Ltd.	8,000	23,289
Nishimatsu Construction Co., Ltd.	12,000	14,131
Obayashi Corp.§	14,992	59,385
Obayashi Road Corp.	10,000	20,619

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Construction & Engineering
Okumura Corp.	4,000	$14,621
Raito Kogyo Co., Ltd.	2,050	4,287
Seibu Electric Industry Co., Ltd.	1,998	7,267
Shimizu Corp.	4,000	13,659
Shinnihon Corp.	2,308	5,830
Sumitomo Densetsu Co., Ltd.	7,258	31,075
Taihei Kogyo Co., Ltd.	10,129	32,526
Taisei Corp.	18,379	36,727
Tekken Corp.*	30,000	24,791
The Nippon Road Co., Ltd.	11,000	23,148
Toa Corp.	19,000	18,426
TOA ROAD Corp.§	2,333	3,413
Tokyu Construction Co., Ltd.	2,516	6,571
Totetsu Kogyo Co., Ltd.	57	351
Toyo Engineering Corp.	4,922	14,205
Yahagi Construction Co., Ltd.	2,000	12,047
Yondenko Corp.	3,000	13,003
		678,946
Construction Materials (0.0%)
Okabe Co., Ltd.	20	79
Shinagawa Refractories Co., Ltd.	641	1,684
Sumitomo Osaka Cement Co., Ltd.§	3,515	6,675
Taiheiyo Cement Corp.*	13,000	16,401
		24,839
Consumer Finance (0.1%)
Credit Saison Co., Ltd.§	700	7,320
Jaccs Co., Ltd.	6,000	9,877
ORIX Corp.§	1,135	82,155
Pocket Card Co., Ltd.	5,600	15,196
Takefuji Corp.§	3,066	8,964
		123,512
Containers & Packaging (0.1%)
Hokkan Holdings, Ltd.	6,333	16,951
Tomoku Co., Ltd.	7,000	18,270
Toyo Seikan Kaisha, Ltd.	2,760	40,241
		75,462
Distributors (0.1%)
Happinet Corp.	800	9,236
Naigai Co., Ltd.*	579	296
Nice Holdings, Inc.	7,000	13,625
Ohashi Technica, Inc.	666	4,585
Rasa Corp.	1,100	3,816
Sankyo Seiko Co., Ltd.	7,412	20,313
Yokohama Reito Co., Ltd.	2,000	14,159
		66,030

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Diversified Consumer Services (0.1%)
Benesse Corp.	300	$13,645
San Holdings, Inc.	300	4,879
Studio Alice Co., Ltd.§	3,200	28,017
Tac Co., Ltd.	3,400	13,495
Take and Give Needs Co., Ltd.*	18	1,283
Watabe Wedding Corp.	1,040	12,348
		73,667
Diversified Financial Services (0.0%)
Century Tokyo Leasing Corp.	1,100	13,288
Daiko Clearing Services Corp.§	2,066	7,722
Fuyo General Lease Co., Ltd.	700	16,033
		37,043
Diversified Telecommunication Services (0.3%)
Nippon Telegraph & Telephone Corp.	7,900	321,541
Electric Utilities (0.5%)
Chubu Electric Power Co., Inc.	5,097	126,382
The Kansai Electric Power Co., Inc.§	4,200	102,344
The Tokyo Electric Power Co., Inc.	9,700	263,649
		492,375
Electrical Equipment (0.4%)
Denyo Co., Ltd.	2,600	17,674
Fuji Electric Holdings Co., Ltd.§	10,000	28,769
Helios Techno Holdings Co., Ltd.	2,743	8,190
Hirakawa Hewtech Corp.	400	3,283
Idec Corp.	1,100	9,216
Mitsubishi Electric Corp.	13,654	106,478
Nidec Corp.§	866	72,438
Panasonic Electric Works Co., Ltd.	3,998	39,265
Sumitomo Electric Industries, Ltd.	11,800	137,400
Toko Electric Corp.	594	3,140
Ushio, Inc.§	1,485	22,858
		448,711
Electronic Equipment, Instruments & Components (1.6%)
Ai Holdings Corp.	17,200	57,156
Alps Electric Co., Ltd.*§	1,000	8,555
CMK Corp.	40	186
Elematec Corp.§	1,100	13,099
Excel Co., Ltd.	1,300	14,846
Fuji Electronics Co., Ltd.	1,200	12,656
FUJIFILM Holdings Corp.	5,892	170,131
Hakuto Co., Ltd.	2,000	17,781
Hitachi, Ltd.*§	56,874	206,409

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Electronic Equipment, Instruments & Components
Hochiki Corp.	3,000	$15,594
Hosiden Corp.§	3,980	42,052
HOYA Corp.§	9,500	201,966
Ibiden Co., Ltd.§	897	24,143
Ikegami Tsushinki Co., Ltd.*	8,166	6,283
ITC Networks Corp.	5,937	32,173
JBCC Holdings, Inc.	3,234	18,548
Kaga Electronics Co., Ltd.	4,200	42,036
Kanematsu Electronics Ltd.	2,700	24,524
Keyence Corp.§	182	42,050
Kyocera Corp.	2,186	176,821
Mitachi Co., Ltd.	500	2,462
Mitsumi Electric Co., Ltd.	100	1,695
Murata Manufacturing Co., Ltd.§	2,218	105,682
Nippon Chemi-Con Corp.*	2,000	8,696
Nippon Electric Glass Co., Ltd.§	6,000	68,669
Nohmi Bosai Ltd.	4,000	22,818
Oki Electric Industry Co., Ltd.*	23,152	19,897
Omron Corp.§	1,400	30,493
ONO Sokki Co., Ltd.	6,000	20,899
Optex Co., Ltd.	1,100	11,462
Osaki Electric Co., Ltd.	1,000	8,011
Ryoyo Electro Corp.	4,000	40,920
Sanshin Electronics Co., Ltd.	3,000	25,188
Shimadzu Corp.§	1,825	13,745
Shinko Shoji Co., Ltd.	2,296	19,540
Siix Corp.§	1,100	12,183
SMK Corp.	516	2,251
Sumida Corp.	725	7,191
Sun-Wa Technos Corp.	800	4,174
Tachibana Eletech Co., Ltd.	1,965	14,174
TDK Corp.	1,882	102,900
Tomen Devices Corp.	600	10,472
Tomen Electronics Corp.	1,500	16,193
Yaskawa Electric Corp.	1,000	7,412
		1,704,136
Energy Equipment & Services (0.0%)
Modec, Inc.	300	4,122
Shinko Plantech Co., Ltd.	1,600	14,155
Toyo Kanetsu KK	14,000	21,221
		39,498

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Food & Staples Retailing (0.7%)
Aeon Co., Ltd.§	9,798	$103,588
Aeon Hokkaido Corp.*	1,500	4,580
Belc Co., Ltd.	2,200	21,110
Cawachi, Ltd.	900	16,858
Cocokara fine Holdings, Inc.	314	5,646
CVS Bay Area, Inc.	1,000	1,325
Echo Trading Co., Ltd.	1,234	12,955
Heiwado Co., Ltd.	713	8,652
Itochu-Shokuhin Co., Ltd.	1,154	38,632
Kasumi Co., Ltd.	7,033	35,746
Kato Sangyo Co., Ltd.	3,400	52,832
Kirindo Co., Ltd.	3,154	13,671
Ministop Co., Ltd.	800	11,042
Okuwa Co., Ltd.	5,000	50,710
S Foods, Inc.	1,000	8,145
Seven & I Holdings Co., Ltd.	8,700	199,159
Sogo Medical Co., Ltd.	500	13,643
Tohto Suisan Co., Ltd.	305	487
Universe Co., Ltd.	1,000	13,833
UNY Co., Ltd.	6,000	45,553
Valor Co., Ltd.	9,500	73,296
		731,463
Food Products (0.7%)
Ajinomoto Co., Inc.	10,089	91,200
Chubu Shiryo Co., Ltd	2,333	16,507
J-Oil Mills, Inc.	13,457	39,839
Kyodo Shiryo Co., Ltd.	23,000	25,282
Kyokuyo Co., Ltd.	13,000	26,476
Maruha Nichiro Holdings, Inc.§	28,000	42,767
MEIJI Holdings Co., Ltd.	2,600	106,283
Mitsui Sugar Co., Ltd.	468	1,601
Morinaga & Co., Ltd.	13,428	30,516
Morinaga Milk Industry Co., Ltd.	3,532	13,653
Nichimo Co., Ltd.	5,000	7,721
Nichirei Corp.	13,000	54,581
Nippon Flour Mills Co. Ltd.	8,261	41,149
Nippon Meat Packers, Inc.§	2,000	24,667
Nippon Suisan Kaisha, Ltd.	13,359	42,944
Nisshin Seifun Group, Inc.§	3,000	33,845
Prima Meat Packers, Ltd.	27,882	30,625
Showa Sangyo Co., Ltd.	13,000	39,156
Starzen Co., Ltd.	8,000	21,029
The Nisshin Oillio Group, Ltd.	1,000	4,885
Warabeya Nichiyo Co., Ltd.	4,425	54,236
Yaizu Suisankagaku Industry Co., Ltd.	21	240
Yonekyu Corp.	6,136	53,851
		803,053

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Gas Utilities (0.2%)
Osaka Gas Co., Ltd.	21,000	$75,682
Toho Gas Co., Ltd.	3,000	15,989
Tokai Corp.	334	1,506
Tokyo Gas Co., Ltd.§	25,000	114,032
		207,209
Health Care Equipment & Supplies (0.2%)
Aloka Co., Ltd.	1,210	9,291
Nihon Kohden Corp.	100	1,856
Nikkiso Co., Ltd.	2,000	15,899
Nipro Corp.§	4,000	76,164
Olympus Corp.§	2,822	66,794
Terumo Corp.	1,100	52,634
		222,638
Health Care Providers & Services (0.1%)
Alfresa Holdings Corp.§	798	38,536
As One Corp.	733	12,544
Iwaki & Co., Ltd.	500	1,161
Mediceo Paltac Holdings Co., Ltd.	5,224	61,994
Ship Healthcare Holdings, Inc.	27	19,180
Suzuken Co., Ltd.	100	3,344
Toho Holdings Co., Ltd.	129	2,043
Yamashita Medical Instruments Co., Ltd.	100	1,313
		140,115
Hotels, Restaurants & Leisure (0.2%)
Central Sports Co., Ltd.	400	3,906
HIS Co., Ltd.§	600	12,014
Hurxley Corp.	1,850	12,345
Kyoritsu Maintenance Co., Ltd.	2,193	29,526
McDonald's Holdings Co. Japan, Ltd.§	760	17,004
Pacific Golf Group International Holdings KK	54	32,937
Resort Solution Co., Ltd.	4,000	7,331
Resorttrust, Inc.	591	8,319
Round One Corp.§	1,315	7,224
Tokyo Dome Corp.	13,796	35,658
		166,264
Household Durables (1.0%)
Casio Computer Co., Ltd.§	8,242	49,461
Corona Corp.	720	6,628
Foster Electric Co., Ltd.	11	284
Fuji Corp.	3,600	12,199
Hitachi Koki Co., Ltd.§	10,090	85,853
Hoosiers Corp.*	64	11,048
Mitsui Home Co., Ltd.	3,000	14,349

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Household Durables
Nihon Eslead Corp.	500	$3,676
Panasonic Corp.	24,480	305,419
Pioneer Corp.*§	1,700	5,645
Sanyo Housing Nagoya Co., Ltd.	22	20,033
Sekisui Chemical Co., Ltd.	1,000	6,233
Sekisui House, Ltd.	5,000	42,726
Sharp Corp.	12,983	136,837
Sony Corp.§	12,638	336,808
Sumitomo Forestry Co., Ltd.	2,500	19,944
Tact Home Co., Ltd.	9	7,625
Toa Corp.	1,000	5,274
Token Corp.	690	18,815
		1,088,857
Independent Power Producers & Energy Traders (0.1%)
Electric Power Development Co., Ltd.	2,000	63,383
Insurance (0.6%)
Mitsui Sumitomo Insurance Group Holdings, Inc.	5,981	127,905
NKSJ Holdings, Inc.*§	15,273	91,303
Sony Financial Holdings, Inc.	3	9,999
T&D Holdings, Inc.	2,839	60,653
The Dai-ichi Life Insurance Co., Ltd	82	113,608
Tokio Marine Holdings, Inc.	8,648	227,162
		630,630
Internet & Catalog Retail (0.1%)
ASKUL Corp.§	112	1,894
Belluna Co., Ltd.	396	1,867
Dena Co., Ltd.	900	23,744
Felissimo Corp.	200	2,894
Image Holdings Co., Ltd.*§	2,818	8,796
Nissen Holdings Co., Ltd.	3,397	11,465
Rakuten, Inc.	56	40,427
Scroll Corp.§	2,883	10,561
Senshukai Co., Ltd.	1,825	9,950
		111,598
Internet Software & Services (0.1%)
Asahi Net, Inc.	2,000	6,242
eAccess, Ltd.§	12	8,167
Faith, Inc.	41	3,524
So-net Entertainment Corp.	4	9,554
Yahoo! Japan Corp.§	160	63,718
		91,205

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
IT Services (0.1%)
Argo Graphics, Inc.	800	$8,680
CAC Corp.	5,700	40,874
Future Architect, Inc.	9	3,074
I-Net Corp.	1,000	5,265
IT Holdings Corp.	1	12
JBIS Holdings, Inc.	2,368	9,713
NTT Data Corp.	12	44,257
Obic Co., Ltd.	40	7,715
Panasonic Electric Works Information systems Co., Ltd.	400	9,070
TDC Software Engineering, Inc.	200	1,674
TKC	1,564	27,471
		157,805
Leisure Equipment & Products (0.5%)
Daikoku Denki Co., Ltd.	1,100	14,746
GLOBERIDE, Inc.	16,666	17,945
Heiwa Corp.§	5,681	61,143
Kimoto Co., Ltd.	1,500	7,858
Mizuno Corp.	8,607	38,152
Namco Bandai Holdings, Inc.	1,200	10,543
Nikon Corp.	2,885	49,677
Noritsu Koki Co., Ltd.	444	3,350
Roland Corp.	600	7,137
Sankyo Co., Ltd.	1,154	52,118
Sega Sammy Holdings, Inc.§	300	4,306
Shimano, Inc.§	546	23,407
SK Japan Co., Ltd.	2,860	8,744
SRI Sports Ltd.	45	45,138
Tamron Co., Ltd.	23	327
Tomy Co., Ltd.§	7,712	58,608
Yamaha Corp.	7,976	81,374
		484,573
Life Sciences Tools & Services (0.0%)
CMIC Co., Ltd.	3	798
Machinery (1.4%)
Amada Co., Ltd.	8,279	54,374
Amano Corp.§	1,700	13,636
Bando Chemical Industries Ltd.	8,857	28,024
CKD Corp.§	600	4,469
Daido Kogyo Co., Ltd.	4,000	6,832
Daifuku Co., Ltd.	6,500	39,861
Ebara Corp.*§	8,000	33,973
Fanuc, Ltd.	2,058	232,198
Fukushima Industries Corp.	300	2,358
Hitachi Construction Machinery Co., Ltd.§	300	5,519

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Machinery
Hitachi Zosen Corp.§	8,658	$11,621
Hosokawa Micron Corp.	2,250	8,109
IHI Corp.	17,000	27,030
JTEKT Corp.	3,692	34,115
Kato Works Co., Ltd.	12,067	23,345
Kawasaki Heavy Industries, Ltd.§	7,000	16,958
Kito Corp.§	6	6,361
Komatsu, Ltd.§	8,248	148,389
Kubota Corp.	8,000	61,310
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,914	16,274
Maezawa Kyuso Industries Co., Ltd.	632	7,609
Makita Corp.§	3,189	85,265
Max Co., Ltd.	2,000	22,451
Minebea Co., Ltd.	6,878	38,069
Mitsubishi Heavy Industries, Ltd.§	26,000	89,617
Mitsubishi Kakoki Kaisha Ltd.	2,538	5,212
Mitsuboshi Belting Co., Ltd.	4,000	17,427
Mitsui Engineering & Shipbuilding Co., Ltd.§	26,072	52,615
Mori Seiki Co., Ltd.§	1,500	15,078
NGK Insulators, Ltd.	1,009	15,702
Nippon Yusoki Co., Ltd.	3,666	8,695
NSK, Ltd.§	2,580	17,903
NTN Corp.	10,796	44,158
O-M Ltd.	8,000	23,237
Obara Corp.	539	6,172
Oiles Corp.	1,300	19,194
Pegasus Sewing Machine Manufacturing Co., Ltd.*	870	2,568
Ryobi, Ltd.*	1,000	3,366
Sasebo Heavy Industries Co., Ltd.	35,857	66,566
Shinmaywa Industries, Ltd.	1,000	3,650
SMC Corp.§	293	39,162
Sumitomo Heavy Industries, Ltd.	8,908	52,224
Tadano Ltd.	1,286	6,293
The Japan Steel Works, Ltd.	1,000	8,782
THK Co., Ltd.§	389	8,041
TOKYO KEIKI, Inc.	8,058	10,720
Tokyo Kikai Seisakusho, Ltd.	6,000	7,119
Tsudakoma Corp.*	345	555
Tsurumi Manufacturing Co., Ltd.	1,000	6,667
		1,458,873
Marine (0.3%)
Azuma Shipping Co., Ltd.	1,300	2,883
Iino Kaiun Kaisha Ltd.§	2,400	12,043
Inui Steamship Co., Ltd.	800	4,967
Japan Transcity Corp.	5,500	16,556

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Marine
Kawasaki Kisen Kaisha, Ltd.*§	10,000	$40,629
Mitsui OSK Lines, Ltd.	17,000	112,303
Nippon Yusen KK	27,706	100,883
Shinwa Kaiun Kaisha Ltd.§	3,840	9,943
		300,207
Media (0.2%)
Amuse, Inc.	800	8,343
Avex Group Holdings, Inc.	2,459	30,702
Dentsu, Inc.§	1,800	47,499
Fuji Media Holdings, Inc.	4	5,738
Horipro, Inc.	1,635	12,427
Jupiter Telecommunications Co., Ltd.	29	27,741
SKY Perfect JSAT Holdings, Inc.§	120	42,856
Toei Co., Ltd.	250	1,093
Tow Co., Ltd.	2,666	14,571
TV Asahi Corp.	5	7,222
Zenrin Co., Ltd.§	2,100	22,739
		220,931
Metals & Mining (0.7%)
Araya Industrial Co., Ltd.	6,000	8,317
Dowa Holdings Co., Ltd.§	4,000	19,148
JFE Holdings, Inc.	6,000	185,465
Kobe Steel, Ltd.	16,621	31,634
Maruichi Steel Tube, Ltd.	500	9,556
Mitsubishi Materials Corp.*§	10,262	27,254
Mitsubishi Steel Manufacturing Co., Ltd.	500	978
Mitsui Mining & Smelting Co., Ltd.§	8,000	21,094
Mory Industries, Inc.	500	1,801
Nakayama Steel Works, Ltd.*	849	1,403
Nichia Steel Works Ltd.	9,000	20,520
Nippon Steel Corp.	60,977	201,385
Nittetsu Mining Co., Ltd.	799	2,711
Pacific Metals Co., Ltd.§	4,000	26,792
Sumitomo Metal Industries, Ltd.§	37,263	84,182
Sumitomo Metal Mining Co., Ltd.	8,000	99,716
Toho Zinc Co., Ltd.§	8,000	27,970
Tokyo Tekko Co., Ltd.	9,039	20,726
Topy Industries, Ltd.	1,905	3,905
Yamato Kogyo Co., Ltd.	300	7,471
		802,028
Multiline Retail (0.0%)
Isetan Mitsukoshi Holdings, Ltd.	58	565
J Front Retailing Co., Ltd.	5,000	24,044
Mr Max Corp.	33	144
		24,753

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Office Electronics (0.8%)
Brother Industries, Ltd.§	5,700	$59,123
Canon, Inc.§	15,114	562,813
Konica Minolta Holdings, Inc.	6,673	64,142
Ricoh Co., Ltd.§	12,985	165,438
Riso Kagaku Corp.	1,106	11,239
Toshiba TEC Corp.	5,000	16,134
		878,889
Oil, Gas & Consumable Fuels (0.3%)
AOC Holdings, Inc.*	1,751	8,807
Cosmo Oil Co., Ltd.§	11,802	28,157
INPEX Corp.§	10	55,418
Itochu Enex Co., Ltd.	10,583	54,380
JX Holdings, Inc.*	23,700	117,040
Sala Corp.	333	2,080
San-Ai Oil Co., Ltd.	3,600	13,541
Showa Shell Sekiyu KK§	6,200	42,713
		322,136
Paper & Forest Products (0.0%)
Chuetsu Pulp & Paper Co., Ltd.	7,000	13,233
Mitsubishi Paper Mills, Ltd.*	839	968
Nakabayashi Co., Ltd.	3,428	7,009
Nippon Paper Group, Inc.	200	5,531
OJI Paper Co., Ltd.§	5,034	24,660
		51,401
Personal Products (0.2%)
Kao Corp.	6,000	141,053
Shiseido Co., Ltd.§	2,000	44,045
		185,098
Pharmaceuticals (1.4%)
ASKA Pharmaceutical Co., Ltd.	3,500	24,425
Astellas Pharma, Inc.	9,100	304,643
Daiichi Sankyo Co., Ltd.	7,591	135,505
Dainippon Sumitomo Pharma Co., Ltd.§	200	1,530
Eisai Co., Ltd.§	5,900	195,601
Kaken Pharmaceutical Co., Ltd.	11,000	109,190
Kyorin Co., Ltd.	2,000	28,867
Mitsubishi Tanabe Pharma Corp.	1,000	15,223
Mochida Pharmaceutical Co., Ltd.	2,000	19,049
Ono Pharmaceutical Co., Ltd.§	3,100	125,561
Shionogi & Co., Ltd.	100	2,071
Takeda Pharmaceutical Co., Ltd.	11,800	506,412
		1,468,077

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Professional Services (0.0%)
Arrk Corp.*	5	$5
Gakujo Co., Ltd.	300	1,039
J-COM Holdings Co., Ltd.	2	1,932
Link & Motivation, Inc.	10	4,732
Nomura Co., Ltd.	1,000	3,395
Pasona Group, Inc.*	23	14,841
		25,944
Real Estate Investment Trusts (0.3%)
Japan Prime Realty Investment Corp.§	16	33,675
Japan Real Estate Investment Corp.§	9	73,248
Japan Retail Fund Investment Corp.	34	41,375
Nippon Building Fund, Inc.§	3	23,783
Nomura Real Estate Office Fund, Inc.	21	104,456
		276,537
Real Estate Management & Development (0.6%)
Airport Facilities Co., Ltd.	7,200	25,146
Daito Trust Construction Co., Ltd.	1,393	78,817
Daiwa House Industry Co., Ltd.	2,814	25,294
Daiwasystem Co., Ltd.*	2,400	2,570
Heiwa Real Estate Co., Ltd.	13,000	29,336
Kenedix, Inc.*	43	7,076
Leopalace21 Corp.*§	2,350	7,306
Mitsubishi Estate Co., Ltd.	12,559	174,694
Mitsui Fudosan Co., Ltd.	7,910	110,002
Sumitomo Realty & Development Co., Ltd.§	2,863	48,606
Suncity Co., Ltd.*	123	4,633
TOC Co., Ltd.	2,972	11,829
Tokyo Tatemono Co., Ltd.§	6,000	18,474
Tokyu Land Corp.§	18,811	65,701
		609,484
Road & Rail (0.7%)
Central Japan Railway Co.	16	131,998
East Japan Railway Co.	3,500	232,852
ICHINEN HOLDINGS Co., Ltd.	6,050	25,455
Kintetsu Corp.§	5,000	15,244
KRS Corp.	960	9,151
Maruwn Corp.	2,300	5,616
Nippon Express Co., Ltd.	16,000	72,036
Senko Co., Ltd.§	2,800	8,572
Tokyu Corp.	13,000	52,868
Tonami Holdings Co., Ltd.	6,332	12,585
Utoc Corp.	1,900	4,965
West Japan Railway Co.	39	142,497
		713,839

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Semiconductors & Semiconductor Equipment (0.3%)
Dainippon Screen Manufacturing Co., Ltd.*§	2,000	$9,088
Elpida Memory, Inc.*§	1,900	29,166
Japan Electronic Materials Corp.	666	4,359
Mimasu Semiconductor Industry Co., Ltd.	2,900	33,793
NEC Electronics Corp.*	42	360
Rohm Co., Ltd.	900	53,999
Shinko Electric Industries Co., Ltd.§	1,000	12,984
Sumco Corp.*§	700	11,592
Tokyo Electron, Ltd.	2,166	116,577
		271,918
Software (0.5%)
Computer Engineering & Consulting Ltd.	1,900	9,499
Computer Institute of Japan, Ltd.	2,504	8,043
DTS Corp.	900	10,964
Jastec Co., Ltd.	1,088	6,345
Konami Corp.	2,523	38,879
Nintendo Co., Ltd.	1,200	352,032
SRA Holdings	2,884	25,933
Tose Co., Ltd.	400	2,697
Trend Micro, Inc.	1,500	40,503
		494,895
Specialty Retail (0.5%)
Alpen Co., Ltd.	941	14,803
AOKI Holdings, Inc.	800	12,360
Aoyama Trading Co., Ltd.	1,118	19,961
Arc Land Sakamoto Co., Ltd.	752	10,928
Best Denki Co., Ltd.*	225	612
BIC CAMERA, Inc.	176	67,503
Chiyoda Co., Ltd.	1,504	17,948
DCM Holdings Co., Ltd.§	9,300	50,872
EDION Corp.	1,900	14,436
Fast Retailing Co., Ltd.	472	71,360
G-7 Holdings, Inc.	300	1,749
Geo Corp.	12	14,546
Hard Off Corp. Co., Ltd.	5,315	23,167
Hikari Tsushin, Inc.§	1,287	23,005
Jeans Mate Corp.	1,600	5,083
Keiyo Co., Ltd.§	6,073	29,700
Kohnan Shoji Co., Ltd.§	2,993	30,549
Konaka Co., Ltd.	1,215	3,723
Right On Co., Ltd.§	3,307	21,801
Sagami Co., Ltd.*	2,000	3,040
Shimachu Co., Ltd.	300	5,455
T-Gaia Corp.	17	27,510

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Specialty Retail
Taka-Q Ltd.	4,000	$6,368
Top Culture Co., Ltd.	1,433	5,652
Warehouse Co., Ltd.§	1,733	7,177
Yamada Denki Co., Ltd.§	878	57,320
		546,628
Textiles, Apparel & Luxury Goods (0.3%)
Atsugi Co., Ltd.§	40,926	48,591
Daidoh Ltd.	1,036	8,329
Gunze, Ltd.	4,000	12,527
Komatsu Seiren Co., Ltd.	1,000	3,727
Kurabo Industries, Ltd.	9,418	14,438
Kyowa Leather Cloth Co., Ltd.	166	616
Nisshinbo Holdings, Inc.	6,969	66,745
Renown, Inc.*	34	107
Sanei-International Co., Ltd.	29	335
Sanyo Shokai Ltd.§	8,485	31,127
Seiko Holdings Corp.*	807	2,856
Seiren Co., Ltd.	5,867	30,839
Tasaki Shinju Co., Ltd.*	7,679	7,665
The Japan Wool Textile Co., Ltd.	3,000	20,274
Toyobo Co., Ltd.	10,000	16,675
Unitika, Ltd.*	656	550
Yamato International, Inc.	1,600	6,013
		271,414
Thrifts & Mortgage Finance (0.0%)
Asax Co., Ltd.	7	7,665
Tobacco (0.2%)
Japan Tobacco, Inc.	57	177,182
Trading Companies & Distributors (1.5%)
Daiichi Jitsugyo Co., Ltd.§	3,334	10,336
Emori & Co., Ltd.	400	3,372
Furusato Industries Ltd.	1,416	8,063
Gecoss Corp.	1,200	4,427
Hanwa Co., Ltd.§	9,000	35,698
Inaba Denki Sangyo Co., Ltd	3,713	86,770
Inabata & Co., Ltd.	566	2,554
ITOCHU Corp.	20,621	161,067
Iwatani Corp.	6,000	16,530
Jalux, Inc.*	1,900	13,279
Japan Pulp & Paper Co., Ltd.§	6,273	21,490
JFE Shoji Holdings, Inc.	3,000	11,692
JK Holdings Co., Ltd.	1,400	4,722
Kamei Corp.	5,000	22,540

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Japan
Trading Companies & Distributors
Kanaden Corp.	1,000	$5,012
Kanamoto Co., Ltd.	125	583
Kanematsu Corp.*	9,000	7,124
Kuroda Electric Co., Ltd.	1,337	17,356
Kyokuto Boeki Kaisha, Ltd.	4,666	6,877
Marubeni Corp.§	32,827	168,142
Maruka Machinery Co., Ltd.	700	4,844
Mitsubishi Corp.	14,315	295,904
Mitsui & Co., Ltd.§	23,183	270,218
NEC Capital Solutions Ltd.	3,655	43,078
Onoken Co., Ltd.	3,200	27,938
Sato Shoji Corp.	1,500	8,633
Seika Corp.	10,759	22,317
Shinwa Co., Ltd.	800	9,068
Sojitz Corp.§	13,581	21,207
Sumikin Bussan Corp.	18,000	38,552
Sumitomo Corp.§	16,579	165,434
Tanaka Co., Ltd	800	3,085
Tokyo Sangyo Co., Ltd.	2,500	6,834
Toyota Tsusho Corp.§	6,600	93,994
Tsubakimoto Kogyo Co., Ltd.	4,000	9,596
Yuasa Trading Co., Ltd.*	17,255	15,964
		1,644,300
Transportation Infrastructure (0.1%)
Nissin Corp.	14,500	32,796
The Sumitomo Warehouse Co., Ltd.	2,400	11,151
The Yasuda Warehouse Co., Ltd.	3,000	17,693
		61,640
Wireless Telecommunication Services (0.6%)
KDDI Corp.	45	214,319
NTT DoCoMo, Inc.	150	226,951
Softbank Corp.	7,700	204,056
		645,326
TOTAL JAPAN		30,532,761
Luxembourg (0.0%)
Energy Equipment & Services (0.0%)
Tenaris SA	1,928	33,310
TOTAL LUXEMBOURG		33,310
Netherlands (4.8%)
Beverages (0.5%)
Heineken Holding NV	14,493	530,349
Heineken NV§	922	39,146
		569,495

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Netherlands
Chemicals (0.2%)
Koninklijke DSM NV	4,558	$181,493
Construction & Engineering (0.4%)
Imtech NV	18,376	473,763
Construction Materials (0.0%)
James Hardie Industries NV*	3,734	19,403
Diversified Financial Services (0.0%)
ING Groep NV*	3,572	26,479
SNS Reaal*	1,973	8,518
		34,997
Diversified Telecommunication Services (0.1%)
Koninklijke KPN NV	4,042	51,608
Food & Staples Retailing (0.6%)
Koninklijke Ahold NV	49,253	610,275
Food Products (1.5%)
CSM	3,361	99,984
Nutreco Holding NV	9,775	525,774
Unilever NV§	36,926	1,010,111
		1,635,869
Industrial Conglomerates (0.8%)
Koninklijke Philips Electronics NV§	28,713	858,867
Insurance (0.2%)
Aegon NV*	38,582	205,284
Semiconductors & Semiconductor Equipment (0.5%)
ASML Holding NV	19,093	526,318
TOTAL NETHERLANDS		5,167,372
Norway (0.5%)
Energy Equipment & Services (0.4%)
Aker Solutions ASA§	36,963	422,926
Metals & Mining (0.1%)
Norsk Hydro ASA§	32,219	145,599
Oil, Gas & Consumable Fuels (0.0%)
StatoilHydro ASA	25	482
Semiconductors & Semiconductor Equipment (0.0%)
Renewable Energy Corp. AS*§	7	16
TOTAL NORWAY		569,023
Portugal (0.6%)
Commercial Banks (0.0%)
Banco BPI SA	2,123	3,958

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Portugal
Electric Utilities (0.5%)
EDP - Energias de Portugal SA	184,445	$549,836
Food & Staples Retailing (0.1%)
Jeronimo Martins SGPS SA	13,495	123,851
Multi-Utilities (0.0%)
REN - Redes Energeticas Nacionais SA	488	1,585
TOTAL PORTUGAL		679,230
Singapore (1.2%)
Diversified Financial Services (1.2%)
iShares MSCI Singapore Index Fund§	113,181	1,272,154
TOTAL SINGAPORE		1,272,154
Spain (2.8%)
Commercial Banks (0.7%)
Banco Santander SA	69,158	726,419
Construction & Engineering (0.6%)
ACS Actividades de Construccion y Servicios SA§	15,656	576,309
Fomento de Construcciones y Contratas SA§	3,179	68,168
		644,477
Diversified Financial Services (0.2%)
Corp. Financiera Alba	5,904	217,865
Criteria Caixacorp SA	2,694	11,035
		228,900
Diversified Telecommunication Services (0.4%)
Telefonica SA	23,288	432,126
Electric Utilities (0.2%)
Endesa SA	10,711	228,064
Insurance (0.2%)
Mapfre SA§	87,612	238,637
Media (0.1%)
Gestevision Telecinco SA§	3,485	31,022
Oil, Gas & Consumable Fuels (0.4%)
Repsol YPF SA	22,093	446,586
Real Estate Management & Development (0.0%)
Inmobiliaria Colonial SA*§	13,571	2,068
TOTAL SPAIN		2,978,299
Sweden (5.5%)
Commercial Services & Supplies (0.5%)
Securitas AB B Shares§	61,824	561,508

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Sweden
Communications Equipment (0.5%)
Telefonaktiebolaget LM Ericsson B Shares§	43,517	$483,652
Construction & Engineering (0.6%)
Skanska AB B Shares§	40,143	581,918
Diversified Financial Services (0.7%)
Industrivarden AB A Shares	15,025	167,639
Investor AB B Shares§	36,776	596,072
		763,711
Machinery (1.7%)
Atlas Copco AB A Shares§	43,759	641,048
Scania AB B Shares§	38,702	591,906
SKF AB B Shares§	30,375	546,221
		1,779,175
Metals & Mining (0.1%)
Boliden AB	6,949	76,956
Paper & Forest Products (0.5%)
Holmen AB B Shares§	22,592	537,388
Specialty Retail (0.6%)
Hennes & Mauritz AB B Shares§	24,950	687,037
Tobacco (0.3%)
Swedish Match AB§	15,883	347,765
TOTAL SWEDEN		5,819,110
Switzerland (5.6%)
Biotechnology (0.1%)
BB Biotech AG	1,860	100,639
Capital Markets (0.1%)
UBS AG*	10,687	141,514
Chemicals (0.0%)
Sika AG	16	28,349
Electrical Equipment (0.1%)
ABB, Ltd.*	5,586	97,210
Food Products (2.4%)
Nestle SA	52,057	2,508,964
Insurance (0.1%)
Helvetia Holding AG	366	96,014
Machinery (0.7%)
Schindler Holding AG	7,144	601,862
Sulzer AG	1,219	113,649
		715,511

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
Switzerland
Pharmaceuticals (2.1%)
Novartis AG	17,621	$853,573
Roche Holding AG	10,201	1,403,431
		2,257,004
TOTAL SWITZERLAND		5,945,205
United Kingdom (24.5%)
Aerospace & Defense (0.3%)
BAE Systems PLC	51,584	240,404
Meggitt PLC	1,220	5,693
Rolls-Royce Group PLC*	5,323	44,489
		290,586
Airlines (0.0%)
British Airways PLC*§	415	1,207
Auto Components (0.1%)
GKN PLC*	86,747	149,453
Biotechnology (0.1%)
Antisoma PLC*	315,732	27,397
Genus PLC	5,812	64,198
		91,595
Capital Markets (1.3%)
3i Group PLC	133,437	526,995
Aberdeen Asset Management PLC	709	1,359
Brewin Dolphin Holdings PLC	2,580	4,966
Collins Stewart PLC	22,253	25,148
Evolution Group PLC	17,468	22,802
F&C Asset Management PLC§	73,231	56,758
Man Group PLC	79,206	262,912
Schroders PLC	23,753	428,076
Tullett Prebon PLC	3,423	16,083
		1,345,099
Chemicals (0.4%)
Croda International PLC§	15,111	226,755
Elementis PLC	17,360	16,166
Filtrona PLC	23,480	75,668
Yule Catto & Co. PLC*	34,576	92,299
		410,888
Commercial Banks (3.5%)
Barclays PLC	268,371	1,072,637
HSBC Holdings PLC	172,331	1,576,470
Lloyds Banking Group PLC*	24,569	19,422
Royal Bank of Scotland Group PLC*	191,475	116,768
Standard Chartered PLC§	37,817	922,091
		3,707,388

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Commercial Services & Supplies (0.0%)
Babcock International Group PLC§	78	$694
Communications Equipment (0.1%)
Spirent Communications PLC	49,379	80,558
Construction & Engineering (0.5%)
Carillion PLC	87,555	402,618
Costain Group PLC	5,988	17,930
Galliford Try PLC	1,355	6,318
Interserve PLC	49,053	145,326
Morgan Sindall Group PLC	803	6,132
T Clarke PLC	1,674	3,220
		581,544
Construction Materials (0.0%)
Marshalls PLC	461	555
Consumer Finance (0.0%)
International Personal Finance PLC	12,131	34,359
Provident Financial PLC§	242	3,023
		37,382
Containers & Packaging (0.1%)
British Polythene Industries PLC	2,601	7,777
DS Smith PLC	50,627	91,201
RPC Group PLC	4,228	16,181
		115,159
Distributors (0.1%)
Inchcape PLC*	11,753	43,003
John Menzies PLC	9,689	55,712
		98,715
Diversified Financial Services (0.0%)
Blackrock Latin American Investment Trust PLC	481	4,406
The Eastern European Trust PLC*	1,871	7,051
The Throgmorton Trust PLC	7,095	14,008
		25,465
Diversified Telecommunication Services (0.6%)
BT Group PLC	336,640	650,684
Kcom Group PLC	3,931	2,648
		653,332
Electric Utilities (0.0%)
Scottish & Southern Energy PLC	91	1,518

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Electronic Equipment, Instruments & Components (0.4%)
Diploma PLC	25,363	$86,128
Domino Printing Sciences	4,080	27,768
Electrocomponents PLC	16,786	54,125
Premier Farnell PLC	79,149	258,839
TT electronics PLC*	23,115	33,110
		459,970
Food & Staples Retailing (0.5%)
J Sainsbury PLC	94,814	452,988
Majestic Wine PLC	935	4,124
Tesco PLC	14,405	81,373
		538,485
Food Products (0.4%)
Anglo-Eastern Plantations	1,335	10,456
Cranswick PLC	626	8,013
Dairy Crest Group PLC	1,115	6,142
Hilton Food Group, Ltd.	2,993	10,456
Thorntons PLC	4,931	6,003
Unilever PLC	12,690	339,683
		380,753
Health Care Providers & Services (0.0%)
Synergy Health PLC	2,704	26,298
Hotels, Restaurants & Leisure (0.2%)
Compass Group PLC	4,761	36,268
Enterprise Inns PLC*	1,669	2,170
Holidaybreak PLC Class A	1,232	5,408
J.D. Wetherspoon PLC	322	1,870
Luminar Group Holdings PLC*	5,332	997
Millennium & Copthorne Hotels PLC	9,956	60,149
Mitchells & Butlers PLC*	669	2,723
Rank Group PLC	60,261	89,258
TUI Travel PLC	411	1,280
William Hill PLC	1,215	3,095
		203,218
Household Durables (0.0%)
Aga Rangemaster Group PLC*	2,730	3,584
Barratt Developments PLC*	2,674	3,759
Persimmon PLC*	7,958	41,360
		48,703
Household Products (0.0%)
McBride PLC	12,202	23,732

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Independent Power Producers & Energy Traders (0.5%)
International Power PLC§	108,070	$483,392
Industrial Conglomerates (0.2%)
Cookson Group PLC*	14,567	83,847
Smiths Group PLC	5,492	87,554
		171,401
Insurance (1.0%)
Aviva PLC	10,414	48,461
Charles Taylor Consulting PLC	982	3,254
Chaucer Holdings PLC	6,658	4,127
Hardy Underwriting Bermuda Ltd.	1,786	6,433
Legal & General Group PLC	221,562	258,585
Novae Group PLC	1,050	4,862
Old Mutual PLC	382,902	587,025
RSA Insurance Group PLC	66,965	118,955
		1,031,702
Internet & Catalog Retail (0.0%)
Findel PLC*	13,899	3,621
N Brown Group PLC	1,460	5,438
		9,059
IT Services (0.3%)
Anite PLC	9,567	5,043
Computacenter PLC	12,316	52,096
Dimension Data Holdings PLC	199,956	280,869
Phoenix IT Group, Ltd.	2,574	9,541
		347,549
Machinery (1.0%)
Fenner PLC	28,820	85,237
IMI PLC	14,043	143,272
Melrose PLC	40,514	126,507
Senior PLC	97,578	179,167
The Weir Group PLC§	35,485	545,875
		1,080,058
Marine (0.0%)
Clarkson PLC	549	7,310
Media (0.3%)
Chime Communications PLC	5,281	13,906
Cineworld Group PLC	2,426	7,186
Euromoney Institutional Investor PLC§	5,536	49,459
ITV PLC*	5,131	3,840
Johnston Press PLC*	40,163	8,800
Pearson PLC	13,527	178,142

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Media
Trinity Mirror PLC*	89,766	$86,226
UTV Media PLC	3,025	5,386
Yell Group PLC*	296	107
		353,052
Metals & Mining (2.2%)
Anglo American PLC*	3,460	120,726
BHP Billiton PLC	48,463	1,258,256
Ferrexpo PLC	499	1,836
Hill & Smith Holdings PLC	8,340	37,120
Rio Tinto PLC	17,392	764,781
Vedanta Resources PLC§	213	6,701
Xstrata PLC	12,091	158,539
		2,347,959
Multi-Utilities (0.6%)
Centrica PLC	142,459	629,515
Multiline Retail (0.5%)
Debenhams PLC*	6,179	4,864
Next PLC	18,957	565,949
		570,813
Oil, Gas & Consumable Fuels (4.3%)
BG Group PLC	9,050	134,779
BP PLC	200,691	962,026
JKX Oil & Gas PLC	811	2,941
Melrose Resources PLC	998	4,178
Royal Dutch Shell PLC A Shares	85,577	2,160,832
Royal Dutch Shell PLC B Shares	53,464	1,293,991
		4,558,747
Paper & Forest Products (0.5%)
Mondi PLC	87,701	499,758
Pharmaceuticals (2.7%)
AstraZeneca PLC§	23,355	1,102,563
GlaxoSmithKline PLC§	92,271	1,568,936
Shire PLC	9,599	197,180
		2,868,679
Professional Services (0.0%)
Hays PLC	548	748
Hogg Robinson Group PLC	2,158	931
Hyder Consulting PLC	2,080	9,284
ITE Group PLC	2,172	4,666
Robert Walters PLC	478	1,357
Tribal Group PLC	5,102	4,526
		21,512

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Real Estate Investment Trusts (0.0%)
Liberty International PLC	987	$4,566
Real Estate Management & Development (0.0%)
CLS Holdings PLC*	1,528	10,399
MWB Group Holdings PLC*	5,000	2,973
Quintain Estates & Development PLC*	3,358	2,138
		15,510
Road & Rail (0.1%)
Arriva PLC	7,283	83,181
Avis Europe PLC*	17,339	7,652
		90,833
Semiconductors & Semiconductor Equipment (0.0%)
CSR PLC*	718	4,025
Wolfson Microelectronics PLC*	2,841	7,438
		11,463
Specialty Retail (0.3%)
HMV Group PLC§	11,138	10,498
JD Sports Fashion PLC	723	8,318
Kingfisher PLC	41,374	129,780
WH Smith PLC	26,079	159,218
		307,814
Textiles, Apparel & Luxury Goods (0.0%)
Ted Baker PLC	1,305	10,588
Thrifts & Mortgage Finance (0.1%)
Paragon Group of Cos. PLC	45,025	80,596
Tobacco (0.4%)
British American Tobacco PLC	14,789	469,969
Trading Companies & Distributors (0.1%)
Ashtead Group PLC	3,875	5,176
BSS Group PLC	520	3,245
Bunzl PLC	4,102	41,132
Speedy Hire PLC	3,803	1,368
		50,921
Transportation Infrastructure (0.0%)
Braemar Shipping Services PLC	973	7,253
Water Utilities (0.0%)
Pennon Group PLC	526	4,338

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS
COMMON STOCKS
United Kingdom
Wireless Telecommunication Services (0.8%)
Vodafone Group PLC	395,688	$816,402
TOTAL UNITED KINGDOM		26,123,056
TOTAL COMMON STOCKS (Cost $132,310,205)		125,628,010
PREFERRED STOCKS (0.8%)
Germany (0.8%)
Automobiles (0.1%)
Porsche Automobil Holding SE	2,009	86,034
Health Care Equipment & Supplies (0.1%)
Fresenius SE	1,893	125,247
Household Products (0.6%)
Henkel AG & Co. KGaA	12,227	598,054
TOTAL GERMANY		809,335
TOTAL PREFERRED STOCKS (Cost $868,249)		809,335
TOTAL LONG STOCK POSITIONS (Cost $133,178,454)		126,437,345
RIGHTS (0.0%)
Norway (0.0%)
Metals & Mining (0.0%)
Norsk Hydro ASA, strike price 26.30 NOK, expires 07/09/10*§ (Cost $0)	9,805	5,066
TOTAL NORWAY		5,066
WARRANTS (0.0%)
Italy (0.0%)
Capital Markets (0.0%)
Mediobanca SpA, strike price 0.04 EUR, expires 03/18/11*	4,093	166
Commercial Banks (0.0%)
Unione di Banche Italiane ScpA, strike price 12.30 EUR, expires 06/30/11*	1,496	30
TOTAL ITALY		196
TOTAL WARRANTS (Cost $0)		196
SHORT-TERM INVESTMENT (7.4%)
State Street Navigator Prime Portfolio§§ (Cost $7,940,455)	7,940,455	7,940,455
TOTAL INVESTMENTS AT VALUE (126.0%) (Cost $141,118,909)		134,383,062
TOTAL SECURITIES SOLD SHORT (-19.0%) (Proceeds $22,604,195)		(20,283,526)
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.0%)		(7,465,108)
NET ASSETS (100.0%)		$106,634,428

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS (-19.0%)
COMMON STOCKS (-18.9%)
Austria (-0.3%)
Air Freight & Logistics (-0.0%)
Oesterreichische Post AG	(1,788)	$(43,942)
Diversified Telecommunication Services (-0.1%)
Telekom Austria AG	(5,107)	(56,884)
Insurance (-0.0%)
Vienna Insurance Group	(1,216)	(50,560)
Metals & Mining (-0.1%)
Randgold Resources Ltd.	(851)	(81,011)
Oil, Gas & Consumable Fuels (-0.1%)
OMV AG	(1,944)	(58,477)
TOTAL AUSTRIA		(290,874)
Belgium (-0.5%)
Chemicals (-0.1%)
Solvay SA	(714)	(61,072)
Commercial Banks (-0.1%)
Dexia SA*	(1,149)	(4,016)
KBC Groep NV*	(1,854)	(71,184)
		(75,200)
Diversified Financial Services (-0.1%)
Ackermans & van Haaren NV	(682)	(42,210)
Groupe Bruxelles Lambert SA	(909)	(63,138)
Nationale A Portefeuille	(1,046)	(44,573)
		(149,921)
Food & Staples Retailing (-0.1%)
Colruyt SA	(239)	(56,317)
Pharmaceuticals (-0.1%)
UCB SA	(1,639)	(51,557)
Real Estate Investment Trusts (-0.0%)
Cofinimmo	(355)	(40,070)
Wireless Telecommunication Services (-0.0%)
Mobistar SA	(914)	(48,644)
TOTAL BELGIUM		(482,781)
Bermuda (-0.1%)
Energy Equipment & Services (-0.1%)
Seadrill, Ltd.	(3,135)	(56,589)
TOTAL BERMUDA		(56,589)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Cyprus (0.0%)
Energy Equipment & Services (-0.0%)
ProSafe SE	(9,594)	$(38,245)
TOTAL CYPRUS		(38,245)
Denmark (-0.4%)
Chemicals (-0.1%)
Novozymes AS B Shares	(574)	(61,351)
Commercial Banks (-0.1%)
Danske Bank AS*	(3,846)	(74,131)
Electrical Equipment (-0.1%)
Vestas Wind Systems AS*	(1,804)	(75,201)
Health Care Equipment & Supplies (-0.0%)
William Demant Holding*	(657)	(48,135)
Insurance (-0.0%)
Tryg AS	(879)	(46,388)
Marine (-0.1%)
A P Moller - Maersk AS Class A	(8)	(60,945)
Pharmaceuticals (-0.0%)
H Lundbeck AS	(2,823)	(38,572)
Road & Rail (-0.0%)
DSV AS	(3,688)	(53,187)
TOTAL DENMARK		(457,910)
Finland (-0.2%)
Construction & Engineering (-0.0%)
YIT Oyj	(2,238)	(40,141)
Diversified Telecommunication Services (-0.0%)
Elisa Oyj*	(2,889)	(50,052)
Machinery (-0.1%)
Metso Oyj	(1,807)	(58,005)
Metals & Mining (-0.1%)
Outokumpu Oyj	(3,228)	(48,584)
Rautaruukki Oyj	(3,026)	(44,177)
		(92,761)
TOTAL FINLAND		(240,959)
France (-2.8%)
Aerospace & Defense (-0.1%)
Safran SA	(2,188)	(61,137)
Thales SA	(1,564)	(50,577)
		(111,714)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
France
Auto Components (-0.1%)
Compagnie Generale des Etablissements Michelin Class B	(1,214)	$(84,724)
Automobiles (-0.1%)
Renault SA*	(1,950)	(72,403)
Beverages (-0.1%)
Pernod-Ricard SA	(1,377)	(106,986)
Commercial Services & Supplies (-0.0%)
Societe BIC SA	(670)	(47,665)
Communications Equipment (-0.1%)
Alcatel-Lucent*	(25,700)	(65,558)
Construction & Engineering (-0.0%)
Eiffage SA	(1,158)	(50,355)
Construction Materials (-0.1%)
Imerys SA	(976)	(49,747)
Lafarge SA	(1,574)	(85,970)
		(135,717)
Diversified Financial Services (-0.0%)
Eurazeo	(793)	(45,585)
Electric Utilities (-0.1%)
Electricite de France	(2,056)	(78,355)
Electrical Equipment (-0.1%)
Alstom SA	(1,794)	(81,364)
Legrand SA	(1,952)	(57,956)
		(139,320)
Energy Equipment & Services (-0.1%)
Cie Generale de Geophysique-Veritas*	(2,660)	(47,400)
Technip SA	(1,110)	(63,772)
		(111,172)
Food & Staples Retailing (-0.2%)
Carrefour SA	(3,496)	(138,910)
Casino Guichard Perrachon SA	(749)	(56,933)
		(195,843)
Food Products (-0.1%)
Danone	(2,717)	(145,903)
Health Care Equipment & Supplies (-0.1%)
BioMerieux	(441)	(45,353)
Cie Generale d'Optique Essilor International SA	(1,542)	(91,787)
		(137,140)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
France
Hotels, Restaurants & Leisure (-0.1%)
Sodexo	(1,095)	$(60,871)
IT Services (-0.1%)
Cap Gemini SA	(1,188)	(52,300)
Media (-0.3%)
Eutelsat Communications	(1,604)	(53,788)
JC Decaux SA*	(1,983)	(46,281)
Lagardere SCA	(1,776)	(55,485)
M6-Metropole Television	(2,279)	(46,161)
Publicis Groupe	(1,539)	(61,493)
Societe Television Francaise 1	(3,002)	(39,178)
		(302,386)
Multi-Utilities (-0.1%)
Suez Environnement SA	(3,503)	(57,904)
Veolia Environnement	(3,078)	(72,433)
		(130,337)
Multiline Retail (-0.1%)
PPR	(656)	(81,627)
Personal Products (-0.1%)
L'Oreal SA	(1,447)	(141,913)
Pharmaceuticals (-0.0%)
Ipsen SA	(1,107)	(33,760)
Professional Services (-0.1%)
Bureau Veritas SA	(950)	(51,539)
Teleperformance	(1,528)	(38,232)
		(89,771)
Real Estate Investment Trusts (-0.2%)
ICADE	(605)	(51,147)
Klepierre	(1,689)	(46,744)
Unibail-Rodamco SE	(649)	(105,953)
		(203,844)
Textiles, Apparel & Luxury Goods (-0.3%)
Christian Dior SA	(682)	(65,570)
Hermes International	(525)	(69,714)
LVMH Moet Hennessy Louis Vuitton SA	(1,395)	(152,090)
		(287,374)
Transportation Infrastructure (-0.1%)
Aeroports de Paris	(762)	(48,967)
Groupe Eurotunnel SA	(7,601)	(51,455)
		(100,422)
TOTAL FRANCE		(3,013,045)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Germany (-1.2%)
Aerospace & Defense (-0.0%)
MTU Aero Engines Holding AG	(713)	$(39,649)
Air Freight & Logistics (-0.1%)
Deutsche Post AG	(6,434)	(93,966)
Chemicals (-0.2%)
K+S AG	(1,484)	(68,313)
Linde AG	(1,083)	(114,068)
Symrise AG	(1,987)	(41,096)
		(223,477)
Diversified Telecommunication Services (-0.0%)
Deutsche Telekom AG	(3,319)	(39,248)
Electrical Equipment (-0.1%)
SGL Carbon SE*	(1,414)	(40,649)
Tognum AG	(2,203)	(41,157)
		(81,806)
Food & Staples Retailing (-0.0%)
Metro AG	(770)	(39,352)
Health Care Providers & Services (-0.1%)
Celesio AG	(2,060)	(44,995)
Fresenius Medical Care AG & Co., KGaA	(1,368)	(73,933)
		(118,928)
Household Products (-0.1%)
Henkel AG & Co. KGaA	(1,543)	(63,258)
Industrial Conglomerates (-0.0%)
Rheinmetall AG	(753)	(43,081)
Internet Software & Services (-0.0%)
United Internet AG	(3,938)	(43,194)
Machinery (-0.1%)
MAN SE	(935)	(77,212)
Metals & Mining (-0.1%)
ThyssenKrupp AG	(3,069)	(75,757)
Multi-Utilities (-0.1%)
RWE AG	(1,984)	(130,043)
Personal Products (-0.1%)
Beiersdorf AG	(1,146)	(63,400)
Textiles, Apparel & Luxury Goods (-0.1%)
Adidas AG	(1,643)	(79,679)
Puma AG Rudolf Dassler Sport	(160)	(42,596)
		(122,275)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Germany
Transportation Infrastructure (-0.1%)
Fraport AG Frankfurt Airport Services Worldwide	(1,107)	$(47,158)
TOTAL GERMANY		(1,301,804)
Italy (-1.2%)
Aerospace & Defense (-0.1%)
Finmeccanica SpA	(6,266)	(65,065)
Automobiles (-0.1%)
Fiat SpA	(7,166)	(73,730)
Capital Markets (-0.1%)
Mediobanca SpA*	(7,776)	(58,020)
Commercial Banks (-0.3%)
Banca Monte dei Paschi di Siena SpA*	(49,999)	(56,668)
Banca Popolare di Milano Scarl	(11,957)	(49,307)
Banco Popolare SC	(10,844)	(59,552)
Intesa Sanpaolo SpA	(50,000)	(131,906)
Unione di Banche Italiane SCPA	(7,682)	(66,254)
		(363,687)
Construction Materials (-0.0%)
Buzzi Unicem SpA	(4,024)	(40,422)
Diversified Financial Services (-0.0%)
Exor SpA	(2,870)	(48,332)
Diversified Telecommunication Services (-0.0%)
Telecom Italia SpA	(49,999)	(45,749)
Electric Utilities (-0.1%)
Terna Rete Elettrica Nazionale SpA	(16,252)	(58,593)
Electrical Equipment (-0.1%)
Prysmian SpA	(3,549)	(51,021)
Gas Utilities (-0.1%)
Snam Rete Gas SpA	(15,929)	(63,676)
Hotels, Restaurants & Leisure (-0.0%)
Autogrill SpA*	(4,028)	(48,241)
Insurance (-0.1%)
Assicurazioni Generali SpA	(7,473)	(130,527)
Oil, Gas & Consumable Fuels (-0.0%)
Saras SpA*	(19,734)	(41,060)
Textiles, Apparel & Luxury Goods (-0.1%)
Luxottica Group SpA	(2,068)	(50,154)
Transportation Infrastructure (-0.1%)
Atlantia SpA	(7,023)	(124,676)
TOTAL ITALY		(1,262,953)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan (-5.2%)
Air Freight & Logistics (-0.1%)
Kintetsu World Express, Inc.	(1,200)	$(30,020)
Yusen Air & Sea Service Co., Ltd.	(1,400)	(21,686)
		(51,706)
Auto Components (-0.2%)
Exedy Corp.	(500)	(12,808)
Furukawa Battery Co., Ltd.	(3,000)	(19,693)
Futaba Industrial Co., Ltd.*	(600)	(4,505)
Kayaba Industry Co., Ltd.	(2,000)	(7,170)
Keihin Corp.	(700)	(12,077)
Mitsuba Corp.*	(3,000)	(15,419)
Musashi Seimitsu Industry Co., Ltd.	(300)	(6,296)
NGK Spark Plug Co., Ltd.	(2,000)	(24,808)
Nifco Inc.	(500)	(10,301)
Nissan Shatai Co., Ltd.	(1,000)	(6,546)
Nissin Kogyo Co., Ltd.	(1,800)	(26,292)
T RAD Co. Ltd.	(3,000)	(8,548)
Takata Corp.	(800)	(16,183)
Toyoda Gosei Co., Ltd.	(900)	(22,302)
		(192,948)
Beverages (-0.0%)
Ito En Ltd.	(1,900)	(29,037)
Building Products (-0.1%)
Central Glass Co., Ltd.	(5,000)	(19,685)
Sankyo-Tateyama Holdings, Inc.*	(1,000)	(1,137)
Sanwa Holdings Corp.	(5,000)	(15,064)
Sekisui Jushi Corp.	(2,000)	(17,964)
Takasago Thermal Engineering Co. Ltd.	(2,000)	(16,866)
TOTO, Ltd.	(5,000)	(33,184)
		(103,900)
Capital Markets (-0.1%)
kabu.com Securities Co. Ltd.	(5,800)	(27,184)
Marusan Securities Co., Ltd.	(5,000)	(28,576)
Matsui Securities Co., Ltd.	(5,000)	(30,503)
Mito Securities Co., Ltd.	(2,000)	(4,218)
Mizuho Investors Securities Co., Ltd.*	(25,000)	(23,655)
		(114,136)
Chemicals (-0.1%)
Lintec Corp.	(700)	(12,635)
Mitsubishi Rayon Co., Ltd.*	(6,923)	(24,979)
Shin-Etsu Polymer Co., Ltd.	(1,300)	(7,680)
T Hasegawa Co., Ltd.	(1,500)	(23,010)
Takiron Co., Ltd.	(2,000)	(5,890)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Chemicals
Teijin, Ltd.	(12,000)	$(35,597)
Tenma Corp.	(2,100)	(22,829)
Tokyo Ohka Kogyo Co., Ltd.	(1,100)	(18,522)
		(151,142)
Commercial Banks (-0.5%)
Bank of the Ryukyus, Ltd.	(2,100)	(24,423)
Chuo Mitsui Trust Holdings, Inc.	(7,000)	(24,664)
Mizuho Trust & Banking Co., Ltd.*	(8,700)	(7,475)
The 77 Bank, Ltd.	(5,000)	(26,835)
The Aichi Bank, Ltd.	(400)	(27,184)
The Akita Bank, Ltd.	(5,000)	(17,315)
The Awa Bank, Ltd.	(5,000)	(30,835)
The Bank of Iwate, Ltd.	(500)	(28,133)
The Bank of Okinawa, Ltd.	(700)	(24,606)
The Chugoku Bank, Ltd.	(3,000)	(35,320)
The Chukyo Bank, Ltd.	(5,000)	(15,259)
The Fukui Bank, Ltd.	(7,000)	(23,387)
The Fukushima Bank, Ltd.	(33,000)	(18,820)
The Hokkoku Bank, Ltd.	(7,000)	(25,981)
The Iyo Bank, Ltd.	(1,000)	(9,292)
The Juroku Bank, Ltd	(6,000)	(21,253)
The Michinoku Bank, Ltd.	(2,000)	(4,352)
The Musashino Bank, Ltd.	(200)	(5,738)
The Nanto Bank, Ltd.	(6,000)	(30,846)
The Oita Bank, Ltd.	(7,000)	(23,686)
The San-In Godo Bank, Ltd.	(3,000)	(23,049)
The Shiga Bank, Ltd.	(5,000)	(29,017)
The Tochigi Bank, Ltd.	(5,000)	(21,627)
The Toho Bank, Ltd.	(6,000)	(19,583)
The Tsukuba Bank, Ltd.*	(7,600)	(20,594)
The Yamagata Bank, Ltd.	(5,000)	(23,579)
		(562,853)
Commercial Services & Supplies (-0.1%)
Kokuyo Co., Ltd.	(3,200)	(26,331)
Moshi Moshi Hotline, Inc.	(1,100)	(24,121)
Park24 Co., Ltd.	(2,700)	(28,937)
Pilot Corp.	(15)	(24,059)
Sato Corp.	(100)	(1,199)
		(104,647)
Communications Equipment (-0.0%)
Hitachi Kokusai Electric, Inc.	(1,000)	(7,962)
Icom, Inc.	(800)	(18,190)
Japan Radio Co., Ltd.	(5,000)	(11,255)
		(37,407)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Computers & Peripherals (-0.0%)
Japan Digital Laboratory Co., Ltd.	(2,200)	$(24,290)
Melco Holdings, Inc.	(300)	(9,483)
Seiko Epson Corp.	(200)	(2,583)
		(36,356)
Construction & Engineering (-0.2%)
Chiyoda Corp.	(2,000)	(14,512)
Chudenko Corp.	(2,100)	(24,366)
Kandenko Co., Ltd.	(5,000)	(29,563)
Kinden Corp.	(4,166)	(35,445)
Maeda Corp.	(3,000)	(7,801)
Maeda Road Construction Co. Ltd.	(1,000)	(8,150)
Nippon Densetsu Kogyo Co., Ltd.	(3,000)	(28,728)
SHO-BOND Holdings Co., Ltd.	(1,500)	(30,089)
Taihei Dengyo Kaisha Ltd.	(3,000)	(21,567)
Taikisha Ltd.	(1,700)	(26,659)
Toshiba Plant Systems & Services Corp.	(2,000)	(24,945)
		(251,825)
Consumer Finance (-0.0%)
Hitachi Capital Corp.	(2,000)	(26,574)
Containers & Packaging (-0.1%)
FP Corp.	(100)	(5,201)
Fuji Seal International, Inc.	(400)	(8,724)
Nihon Yamamura Glass Co., Ltd.	(7,000)	(18,715)
Rengo Co., Ltd.	(4,000)	(25,220)
		(57,860)
Distributors (-0.1%)
Canon Marketing Japan, Inc.	(1,300)	(18,281)
Doshisha Co., Ltd.	(1,200)	(27,810)
Shimojima Co., Ltd.	(300)	(4,183)
		(50,274)
Diversified Financial Services (-0.0%)
IBJ Leasing Co., Ltd.	(300)	(5,296)
Japan Securities Finance Co., Ltd.	(4,200)	(23,578)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(251)	(8,460)
		(37,334)
Electric Utilities (-0.2%)
Hokkaido Electric Power Co., Inc.	(2,000)	(43,047)
Hokuriku Electric Power Co.	(2,099)	(45,991)
Kyushu Electric Power Co., Inc.	(500)	(11,204)
The Chugoku Electric Power Co., Inc	(2,900)	(59,679)
The Okinawa Electric Power Co., Inc.	(200)	(10,127)
Tohoku Electric Power Co., Inc.	(200)	(4,290)
		(174,338)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Electrical Equipment (-0.1%)
Cosel Co., Ltd.	(400)	$(6,105)
Daihen Corp.	(2,000)	(8,123)
Fujikura Ltd.	(6,000)	(26,114)
Furukawa Electric Co., Ltd.	(3,000)	(13,078)
Futaba Corp.	(1,600)	(26,686)
Hitachi Cable, Ltd.	(8,000)	(21,108)
Mabuchi Motor Co., Ltd.	(600)	(27,372)
Nippon Signal Co., Ltd.	(200)	(1,379)
Nitto Kogyo Corp.	(1,700)	(15,754)
		(145,719)
Electronic Equipment, Instruments & Components (-0.1%)
Anritsu Corp.*	(5,000)	(22,109)
Citizen Holdings Co., Ltd.	(700)	(4,273)
Hirose Electric Co., Ltd.	(141)	(12,902)
Hitachi High-Technologies Corp.	(600)	(11,013)
Horiba Ltd.	(100)	(2,673)
Koa Corp.	(700)	(6,234)
Nippon Ceramic Co., Ltd.	(700)	(9,792)
Tamura Corp.	(6,000)	(17,129)
Yokogawa Electric Corp.	(4,000)	(24,739)
		(110,864)
Food & Staples Retailing (-0.2%)
Circle K Sunkus Co. Ltd.	(1,300)	(16,655)
Cosmos Pharmaceutical Corp.	(800)	(17,199)
FamilyMart Co., Ltd.	(600)	(19,797)
Lawson, Inc.	(600)	(26,220)
Matsumotokiyoshi Holdings Co., Ltd.	(800)	(17,102)
Sugi Holdings Co. Ltd.	(1,300)	(26,391)
Sundrug Co., Ltd.	(500)	(12,120)
Tsuruha Holdings, Inc.	(800)	(28,332)
Yaoko Co., Ltd.	(800)	(22,446)
		(186,262)
Food Products (-0.2%)
Dydo Drinco, Inc.	(600)	(21,818)
Hokuto Corp.	(1,400)	(27,598)
Itoham Foods, Inc.	(8,000)	(30,119)
Marudai Food Co., Ltd.	(9,000)	(26,472)
Nissin Foods Holdings Co., Ltd.	(296)	(10,856)
QP Corp.	(2,600)	(29,903)
Sakata Seed Corp.	(2,000)	(25,922)
Yamazaki Baking Co., Ltd.	(1,224)	(16,493)
		(189,181)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Gas Utilities (-0.0%)
Shizuoka Gas Co., Ltd.	(3,500)	$(23,774)
Health Care Equipment & Supplies (-0.1%)
Hitachi Medical Corp.	(2,000)	(15,633)
Hogy Medical Co., Ltd.	(600)	(29,110)
Jeol Ltd.	(3,000)	(10,330)
Paramount Bed Co., Ltd.	(1,100)	(25,089)
		(80,162)
Health Care Providers & Services (-0.0%)
BML, Inc.	(500)	(11,297)
Miraca Holdings, Inc.	(500)	(14,953)
Nichii Gakkan Co.	(1,600)	(14,367)
		(40,617)
Hotels, Restaurants & Leisure (-0.1%)
Kisoji Co., Ltd.	(1,200)	(25,306)
Kura Corp.	(1,400)	(22,792)
Oriental Land Co. Japan, Ltd.	(600)	(50,101)
Saizeriya Co., Ltd.	(1,500)	(29,788)
		(127,987)
Household Durables (-0.0%)
Alpine Electronics, Inc.*	(1,600)	(19,502)
Cleanup Corp.	(1,100)	(6,047)
PanaHome Corp.	(2,000)	(11,794)
Sanyo Electric Co., Ltd.*	(9,000)	(11,570)
		(48,913)
Household Products (-0.1%)
Lion Corp.	(6,000)	(30,929)
Pigeon Corp.	(800)	(29,489)
Unicharm Corp.	(200)	(22,534)
		(82,952)
Industrial Conglomerates (-0.1%)
Hankyu Hanshin Holdings, Inc.	(14,000)	(61,728)
Insurance (-0.0%)
The Fuji Fire & Marine Insurance Co., Ltd.*	(3,000)	(3,780)
Internet Software & Services (-0.0%)
Kakaku.com, Inc.	(5)	(20,638)
IT Services (-0.1%)
Ines Corp.	(2,200)	(14,752)
Information Services International-Dentsu, Ltd.	(3,500)	(22,394)
Itochu Techno-Science Corp.	(300)	(10,954)
NET One Systems Co., Ltd.	(14)	(18,052)
		(66,152)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Life Sciences Tools & Services (-0.0%)
EPS Co., Ltd.	(8)	$(20,210)
Machinery (-0.2%)
Aichi Corp.	(6,700)	(26,980)
Daiwa Industries, Ltd.	(3,000)	(14,267)
Fujitec Co., Ltd.	(2,000)	(10,252)
Furukawa Co., Ltd.*	(14,000)	(14,333)
Glory Ltd.	(1,200)	(26,165)
Hino Motors, Ltd.	(2,000)	(9,853)
Kurita Water Industries, Ltd.	(1,300)	(35,494)
Makino Milling Machine Co., Ltd.*	(3,000)	(19,001)
Nabtesco Corp.	(1,000)	(15,402)
Nippon Thompson Co., Ltd.	(3,000)	(20,310)
Noritake Co., Ltd.	(7,000)	(23,537)
Tsubakimoto Chain Co.	(5,000)	(20,099)
Tsukishima Kikai Co. Ltd.	(2,000)	(13,985)
		(249,678)
Media (-0.1%)
Asatsu-DK, Inc.	(1,000)	(25,439)
Gakken Co., Ltd.	(10,000)	(20,539)
Hakuhodo DY Holdings, Inc.	(679)	(33,989)
Toho Co., Ltd.	(2,100)	(34,786)
		(114,753)
Metals & Mining (-0.2%)
Aichi Steel Corp.	(2,000)	(7,800)
Godo Steel, Ltd.	(5,000)	(12,043)
Neturen Co. Ltd.	(1,400)	(10,495)
Nippon Denko Co., Ltd.	(3,000)	(18,143)
Nippon Yakin Kogyo Co., Ltd.*	(2,500)	(7,994)
Nisshin Steel Co., Ltd.	(10,000)	(15,886)
Osaka Steel Co. Ltd.	(1,800)	(24,730)
Sanyo Special Steel Co., Ltd.*	(3,000)	(13,512)
Tokyo Rope Manufacturing Co., Ltd.	(8,000)	(18,172)
Tokyo Steel Manufacturing Co., Ltd.	(1,900)	(21,946)
Toyo Kohan Co., Ltd.	(4,000)	(18,962)
		(169,683)
Multiline Retail (-0.1%)
Fuji Co., Ltd.	(1,600)	(28,943)
Izumi Co., Ltd.	(2,100)	(28,140)
Marui Group Co., Ltd.	(5,104)	(34,351)
		(91,434)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Oil, Gas & Consumable Fuels (-0.1%)
Idemitsu Kosan Co., Ltd.	(100)	$(7,523)
Japan Petroleum Exploration Co.	(800)	(32,611)
Kanto Natural Gas Development, Ltd.	(5,000)	(25,372)
Nippon Gas Co., Ltd.	(1,500)	(23,284)
TonenGeneral Sekiyu KK	(386)	(3,337)
		(92,127)
Paper & Forest Products (-0.1%)
Daio Paper Corp.	(3,000)	(22,981)
Hokuetsu Kishu Paper Co., Ltd.	(4,500)	(22,467)
Tokushu Tokai Holdings Co., Ltd.	(2,000)	(5,121)
		(50,569)
Personal Products (-0.1%)
Aderans Holdings Co., Ltd.*	(2,000)	(24,098)
Fancl Corp.	(900)	(12,717)
Kobayashi Pharmaceutical Co., Ltd.	(600)	(25,482)
Mandom Corp.	(1,100)	(29,870)
Milbon Co., Ltd.	(1,200)	(28,678)
		(120,845)
Pharmaceuticals (-0.3%)
Chugai Pharmaceutical Co., Ltd.	(2,700)	(48,018)
Hisamitsu Pharmaceutical Co., Inc.	(900)	(35,669)
Kissei Pharmaceutical Co., Ltd.	(1,000)	(21,022)
Kyowa Hakko Kirin Co., Ltd.	(4,000)	(37,903)
Nippon Shinyaku Co. Ltd.	(1,000)	(11,363)
Rohto Pharmaceutical Co., Ltd.	(2,000)	(24,445)
Santen Pharmaceutical Co., Ltd.	(1,019)	(36,685)
Sawai Pharmaceutical Co., Ltd.	(200)	(19,121)
Taisho Pharmaceutical Co., Ltd.	(2,339)	(46,102)
Towa Pharmaceutical Co., Ltd.	(400)	(25,993)
Tsumura & Co.	(1,100)	(33,651)
		(339,972)
Professional Services (-0.0%)
Meitec Corp.	(1,300)	(23,406)
Real Estate Management & Development (-0.1%)
Aeon Mall Co., Ltd.	(668)	(13,222)
Daibiru Corp.	(2,700)	(20,324)
Daikyo, Inc.*	(11,000)	(17,977)
Goldcrest Co., Ltd.	(1,140)	(19,686)
Iida Home Max	(1,200)	(9,455)
Nomura Real Estate Holdings, Inc.	(1,700)	(21,258)
NTT Urban Development Corp.	(7)	(5,556)
Shoei Co., Ltd/Chiyoda-ku	(3,500)	(23,424)
		(130,902)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Road & Rail (-0.4%)
Fukuyama Transporting Co., Ltd.	(6,000)	$(27,710)
Hitachi Transport System Ltd.	(2,000)	(29,159)
Keihin Electric Express Railway Co., Ltd.	(5,983)	(52,833)
Keio Corp.	(7,000)	(45,157)
Keisei Electric Railway Co., Ltd.	(7,000)	(39,103)
Nippon Konpo Unyu Soko Co., Ltd.	(2,000)	(23,208)
Nishi-Nippon Railroad Co., Ltd.	(7,000)	(28,246)
Odakyu Electric Railway Co., Ltd.	(7,000)	(60,039)
Sankyu, Inc.	(2,000)	(7,975)
Seino Holdings Corp.	(1,000)	(6,876)
Sotetsu Holdings, Inc.	(6,000)	(26,613)
Tobu Railway Co., Ltd.	(9,000)	(48,435)
		(395,354)
Semiconductors & Semiconductor Equipment (-0.1%)
Advantest Corp.	(400)	(8,352)
Disco Corp.	(400)	(25,284)
Mitsui High-Tec, Inc.*	(1,900)	(12,866)
Shinkawa Ltd.	(1,800)	(25,333)
		(71,835)
Software (-0.1%)
Fuji Soft, Inc.	(800)	(13,204)
NSD Co., Ltd.	(1,600)	(18,132)
Oracle Corp.	(700)	(34,369)
Square Enix Co., Ltd.	(1,200)	(22,085)
		(87,790)
Specialty Retail (-0.2%)
ABC-Mart, Inc.	(800)	(31,356)
Autobacs Seven Co., Ltd.	(800)	(28,989)
Komeri Co., Ltd.	(1,000)	(22,385)
Nitori Co., Ltd.	(494)	(42,546)
Point, Inc.	(460)	(25,209)
Shimamura Co., Ltd.	(400)	(36,136)
Tsutsumi Jewelry Co., Ltd.	(1,000)	(21,255)
USS Co., Ltd.	(29)	(2,070)
		(209,946)
Textiles, Apparel & Luxury Goods (-0.0%)
Asics Corp.	(51)	(467)
Japan Vilene Co. Ltd.	(1,000)	(4,225)
Wacoal Holdings Corp.	(2,000)	(24,262)
		(28,954)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Japan
Trading Companies & Distributors (-0.1%)
MISUMI Corp.	(1,500)	$(27,676)
Nagase & Co., Ltd.	(1,000)	(10,390)
Shinsho Corp.	(4,000)	(7,846)
Trusco Nakayama Corp.	(1,400)	(21,640)
Yamazen Corp.	(1,900)	(8,504)
		(76,056)
Transportation Infrastructure (-0.1%)
Japan Airport Terminal Co., Ltd.	(1,600)	(23,569)
Kamigumi Co., Ltd.	(4,964)	(38,058)
Mitsubishi Logistics Corp.	(2,000)	(22,270)
		(83,897)
TOTAL JAPAN		(5,528,477)
Luxembourg (-0.2%)
Energy Equipment & Services (-0.0%)
Acergy SA	(2,905)	(43,042)
Media (-0.1%)
SES SA	(3,098)	(64,536)
Metals & Mining (-0.0%)
ArcelorMittal	(1,429)	(38,392)
Wireless Telecommunication Services (-0.1%)
Millicom International Cellular SA	(816)	(66,342)
TOTAL LUXEMBOURG		(212,312)
Netherlands (-0.8%)
Aerospace & Defense (-0.1%)
European Aeronautic Defence & Space Co. NV*	(3,756)	(76,780)
Air Freight & Logistics (-0.1%)
TNT NV	(3,171)	(80,002)
Chemicals (-0.1%)
Akzo Nobel NV	(1,740)	(90,588)
Computers & Peripherals (-0.0%)
Gemalto NV	(1,091)	(41,127)
Construction & Engineering (-0.0%)
Koninklijke Boskalis Westminster NV	(166)	(6,461)
Energy Equipment & Services (-0.1%)
Fugro NV	(1,144)	(52,939)
SBM Offshore NV	(3,325)	(47,648)
		(100,587)
Life Sciences Tools & Services (-0.0%)
QIAGEN NV*	(2,835)	(55,247)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Netherlands
Media (-0.1%)
Reed Elsevier NV	(6,582)	$(72,986)
Wolters Kluwer NV	(3,393)	(65,177)
		(138,163)
Professional Services (-0.1%)
Randstad Holding NV*	(1,526)	(60,065)
Real Estate Investment Trusts (-0.0%)
Corio NV	(1,107)	(53,847)
Semiconductors & Semiconductor Equipment (-0.1%)
STMicroelectronics NV	(12,663)	(100,791)
		(100,791)
Transportation Infrastructure (-0.1%)
Koninklijke Vopak NV	(2,611)	(95,843)
TOTAL NETHERLANDS		(899,501)
Norway (-0.3%)
Commercial Banks (-0.1%)
DnB NOR ASA	(8,398)	(80,831)
Diversified Telecommunication Services (-0.1%)
Telenor ASA	(6,937)	(87,449)
Energy Equipment & Services (-0.0%)
Petroleum Geo-Services ASA*	(4,301)	(35,876)
Industrial Conglomerates (-0.1%)
Orkla ASA	(9,252)	(59,210)
Insurance (-0.0%)
Storebrand ASA*	(7,695)	(39,591)
TOTAL NORWAY		(302,957)
Portugal (0.0%)
Construction Materials (-0.0%)
Cimpor Cimentos de Portugal SGPS SA	(9,086)	(51,141)
TOTAL PORTUGAL		(51,141)
Spain (-0.5%)
Commercial Banks (-0.0%)
Banco Bilbao Vizcaya Argentaria SA	(670)	(6,915)
Construction & Engineering (-0.1%)
Ferrovial SA	(8,439)	(54,674)
Electric Utilities (-0.1%)
Red Electrica Corp. SA	(1,494)	(53,582)
Electrical Equipment (-0.0%)
Gamesa Corp. Tecnologica SA*	(5,453)	(46,903)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Spain
Gas Utilities (-0.0%)
Enagas	(3,242)	$(48,917)
Independent Power Producers & Energy Traders (-0.1%)
Iberdrola Renovables SA	(16,949)	(53,281)
Machinery (-0.0%)
Zardoya Otis SA	(3,764)	(48,438)
Pharmaceuticals (-0.0%)
Faes Farma SA	(14,398)	(49,463)
Specialty Retail (-0.1%)
Inditex SA	(1,650)	(94,243)
Transportation Infrastructure (-0.1%)
Abertis Infraestructuras SA	(4,206)	(60,558)
TOTAL SPAIN		(516,974)
Sweden (-1.0%)
Building Products (-0.1%)
Assa Abloy AB Class B	(3,373)	(67,552)
Capital Markets (-0.0%)
Ratos AB B Shares	(2,122)	(53,269)
Commercial Banks (-0.3%)
Nordea Bank AB	(19,080)	(157,647)
Svenska Handelsbanken AB A Shares	(3,875)	(94,984)
Swedbank AB A Shares*	(8,027)	(73,807)
		(326,438)
Diversified Financial Services (-0.1%)
Kinnevik Investment AB	(3,549)	(56,932)
Diversified Telecommunication Services (-0.1%)
TeliaSonera AB	(16,202)	(104,314)
Health Care Equipment & Supplies (-0.1%)
Elekta AB B Shares	(1,680)	(42,597)
Getinge AB B Shares	(2,963)	(57,456)
		(100,053)
Household Durables (-0.1%)
Electrolux AB Series B	(2,879)	(65,946)
Husqvarna AB B Shares	(8,495)	(51,185)
		(117,131)
Machinery (-0.1%)
Alfa Laval AB	(4,709)	(61,273)
Sandvik AB	(1,799)	(21,988)
Volvo AB*	(4,078)	(43,047)
		(126,308)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Sweden
Media (-0.1%)
Modern Times Group AB B Shares	(1,023)	$(56,113)
Metals & Mining (-0.0%)
SSAB AB A Shares	(3,772)	(50,743)
Pharmaceuticals (-0.0%)
Meda AB	(909)	(6,602)
Real Estate Management & Development (-0.0%)
Castellum AB	(4,786)	(43,453)
TOTAL SWEDEN		(1,108,908)
Switzerland (-1.9%)
Biotechnology (-0.1%)
Actelion, Ltd.*	(1,569)	(58,719)
Basilea Pharmaceutica AG*	(663)	(36,797)
		(95,516)
Building Products (-0.1%)
Geberit AG	(436)	(67,808)
Capital Markets (-0.1%)
EFG International AG	(3,094)	(36,914)
Julius Baer Group Ltd.	(2,340)	(66,689)
		(103,603)
Chemicals (-0.2%)
Clariant AG*	(3,555)	(44,994)
Givaudan SA	(82)	(69,613)
Syngenta AG	(581)	(134,158)
		(248,765)
Construction Materials (-0.1%)
Holcim, Ltd.	(1,699)	(113,681)
Diversified Telecommunication Services (-0.1%)
Swisscom AG	(226)	(76,583)
Electric Utilities (-0.0%)
BKW FMB Energie AG	(659)	(41,460)
Food Products (-0.1%)
Aryzta AG	(1,600)	(61,531)
Health Care Equipment & Supplies (-0.2%)
Nobel Biocare Holding AG	(2,818)	(48,487)
Sonova Holding AG	(565)	(69,303)
Straumann Holding AG	(231)	(49,936)
Synthes, Inc.	(650)	(74,703)
		(242,429)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
Switzerland
Insurance (-0.3%)
Baloise Holding AG	(794)	$(55,242)
Swiss Life Holding AG*	(540)	(51,585)
Swiss Reinsurance Co., Ltd.	(2,530)	(103,905)
Zurich Financial Services AG	(636)	(140,118)
		(350,850)
Life Sciences Tools & Services (-0.0%)
Lonza Group AG	(548)	(36,469)
Machinery (-0.0%)
Georg Fischer AG*	(133)	(43,314)
Marine (-0.1%)
Kuehne + Nagel International AG	(665)	(68,422)
Oil, Gas & Consumable Fuels (-0.0%)
Petroplus Holdings AG*	(2,803)	(41,191)
Professional Services (-0.1%)
Adecco SA	(1,433)	(68,332)
Real Estate Management & Development (-0.1%)
PSP Swiss Property AG*	(727)	(43,466)
Swiss Prime Site AG*	(722)	(43,693)
		(87,159)
Textiles, Apparel & Luxury Goods (-0.3%)
Compagnie Financiere Richemont SA Class A	(3,391)	(118,333)
The Swatch Group AG	(1,278)	(65,280)
The Swatch Group AG BR	(281)	(79,212)
		(262,825)
TOTAL SWITZERLAND		(2,009,938)
United Kingdom (-2.3%)
Aerospace & Defense (-0.1%)
Cobham PLC	(16,984)	(53,876)
Beverages (-0.2%)
Diageo PLC	(1,878)	(29,539)
SABMiller PLC	(5,641)	(158,388)
		(187,927)
Chemicals (-0.1%)
Johnson Matthey PLC	(2,756)	(61,312)
Commercial Services & Supplies (-0.1%)
G4S PLC	(16,317)	(64,779)
Serco Group PLC	(6,678)	(58,397)
		(123,176)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Construction & Engineering (-0.0%)
Balfour Beatty PLC	(13,826)	$(49,240)
Containers & Packaging (-0.0%)
Rexam PLC	(8,272)	(37,262)
Energy Equipment & Services (-0.1%)
AMEC PLC	(4,817)	(59,094)
Food & Staples Retailing (-0.1%)
WM Morrison Supermarkets PLC	(19,683)	(77,882)
Food Products (-0.1%)
Associated British Foods PLC	(4,367)	(63,326)
Health Care Equipment & Supplies (-0.1%)
Smith & Nephew PLC	(9,314)	(88,112)
Hotels, Restaurants & Leisure (-0.2%)
Carnival PLC	(1,808)	(58,642)
Intercontinental Hotels Group PLC	(3,656)	(57,696)
Ladbrokes PLC	(20,238)	(38,295)
Thomas Cook Group PLC	(17,959)	(47,599)
Whitbread PLC	(2,782)	(58,174)
		(260,406)
Household Durables (-0.0%)
Berkeley Group Holdings PLC*	(3,590)	(40,787)
Independent Power Producers & Energy Traders (-0.0%)
Drax Group PLC	(8,303)	(46,526)
Industrial Conglomerates (-0.0%)
Tomkins PLC	(15,308)	(51,483)
Insurance (-0.1%)
Admiral Group PLC	(2,922)	(61,275)
Prudential PLC	(4,835)	(36,517)
		(97,792)
Internet & Catalog Retail (-0.0%)
Home Retail Group PLC	(15,455)	(49,143)
Machinery (-0.0%)
Invensys PLC	(13,872)	(49,728)
Media (-0.2%)
British Sky Broadcasting Group PLC	(9,774)	(102,194)
Reed Elsevier PLC	(11,155)	(82,823)
		(185,017)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Schedule of Investments (continued)
June 30, 2010 (unaudited)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS
United Kingdom
Metals & Mining (-0.2%)
Antofagasta PLC	(5,116)	$(59,602)
Eurasian Natural Resources Corp.	(2,961)	(37,729)
Fresnillo PLC	(1,892)	(27,505)
Kazakhmys PLC	(3,583)	(52,665)
Lonmin PLC*	(2,512)	(52,522)
		(230,023)
Multi-Utilities (-0.1%)
United Utilities Group PLC	(7,847)	(61,488)
Multiline Retail (-0.1%)
Marks & Spencer Group PLC	(15,274)	(75,347)
Professional Services (-0.1%)
The Capita Group PLC	(6,290)	(69,391)
Real Estate Management & Development (-0.0%)
Atrium European Real Estate Ltd.	(8,880)	(38,266)
Road & Rail (-0.0%)
Firstgroup PLC	(9,292)	(50,506)
Software (-0.1%)
The Sage Group PLC	(16,996)	(58,555)
Textiles, Apparel & Luxury Goods (-0.1%)
Burberry Group PLC	(5,585)	(63,159)
Tobacco (-0.1%)
Imperial Tobacco Group PLC	(5,562)	(155,614)
Water Utilities (-0.1%)
Severn Trent PLC	(3,231)	(59,379)
TOTAL UNITED KINGDOM		(2,443,817)
TOTAL COMMON STOCKS (Proceeds $22,539,367)		(20,219,185)
PREFERRED STOCKS (-0.1%)
Germany (-0.1%)
Automobiles (-0.1%)
Volkswagen AG (Proceeds $64,828)	(732)	(64,341)
TOTAL GERMANY		(64,341)
TOTAL SECURITIES SOLD SHORT (Proceeds $22,604,195)		$(20,283,526)

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Assets and Liabilities
June 30, 2010 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,940,455 (Cost $141,118,909) (Note 2)	$134,383,062[1]
Foreign currency at value (cost $427,493)	429,996
Cash segregated at brokers for short sales	21,273,284
Receivable for investments sold	1,806,871
Dividend receivable	318,951
Receivable for portfolio shares sold	58,328
Prepaid expenses and other assets	13,367
Total Assets	158,283,859
Liabilities
Advisory fee payable (Note 3)	45,690
Administrative services fee payable (Note 3)	30,317
Payable upon return of securities loaned (Note 2)	29,213,739
Securities sold short, at value (Proceeds $22,604,195)	20,283,526
Payable for investments purchased	1,769,557
Payable for portfolio shares redeemed	145,958
Dividend expense payable on securities sold short	84,754
Due to custodian	8,878
Trustees' fee payable	5,249
Other accrued expenses payable	61,763
Total Liabilities	51,649,431
Net Assets
Capital stock, $.001 par value (Note 6)	20,852
Paid-in capital (Note 6)	125,408,082
Undistributed net investment income	1,991,580
Accumulated net realized loss on investments, short sales and foreign currency transactions	(16,375,626)
Net unrealized depreciation from investments, short sales and foreign currency translations	(4,410,460)
Net Assets	$106,634,428
Shares outstanding	20,852,368
Net asset value, offering price and redemption price per share	$5.11

1  Including $28,406,500 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income (Note 2)
Dividends	$3,512,331
Securities lending	139,829
Foreign taxes withheld	(363,282)
Total investment income	3,288,878
Expenses
Investment advisory fees (Note 3)	610,549
Administrative services fees (Note 3)	130,487
Dividend expense for securities sold short	590,358
Custodian fees	90,689
Short sales expense	88,317
Printing fees (Note 3)	35,908
Legal fees	29,127
Audit and tax fees	21,612
Trustees' fees	12,547
Transfer agent fees	12,402
Insurance expense	3,846
Commitment fees (Note 4)	1,599
Miscellaneous expense	6,549
Total expenses	1,633,990
Less: fees waived (Note 3)	(217,862)
Net expenses	1,416,128
Net investment income	1,872,750
Net Realized and Unrealized Gain (Loss) from Investments, Short Sales and Foreign Currency Related Items
Net realized gain from investments	4,248,127
Net realized gain from short sales	1,816,139
Net realized loss from foreign currency transactions	(48,027)
Net change in unrealized appreciation (depreciation) from investments	(26,431,454)
Net change in unrealized appreciation (depreciation) from short sales	2,679,060
Net change in unrealized appreciation (depreciation) from foreign currency translations	5,195
Net realized and unrealized loss from investments, short sales and foreign currency related items	(17,730,960)
Net decrease in net assets resulting from operations	$(15,858,210)

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
From Operations
Net investment income	$1,872,750	$999,305
Net realized gain from investments, short sales and foreign currency transactions	6,016,239	2,408,103
Net change in unrealized appreciation (depreciation) from investments, short sales and foreign currency translations	(23,747,199)	21,660,958
Net increase (decrease) in net assets resulting from operations	(15,858,210)	25,068,366
From Dividends and Distributions
Dividends from net investment income	—	(1,577,832)
Distributions from net realized gains	—	(2,147,844)
Net decrease in net assets resulting from dividends and distributions	—	(3,725,676)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	8,546,729	17,093,006
Exchange value of shares due to merger	—	59,791,876
Reinvestment of dividends and distributions	—	3,725,676
Net asset value of shares redeemed	(16,573,959)	(24,678,017)
Net increase (decrease) in net assets from capital share transactions	(8,027,230)	55,932,541
Net increase (decrease) in net assets	(23,885,440)	77,275,231
Net Assets
Beginning of period	130,519,868	53,244,637
End of period	$106,634,428	$130,519,868
Undistributed net investment income	$1,991,580	$118,830

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Statement of Cash Flows
For the Six Months Ended June 30, 2010 (unaudited)

Cash Flows from Operating Activities
Dividends, interest and securities lending income received	$3,128,865
Gain received from litigation	68,084
Operating expenses paid	(950,704)
Dividend expense paid on securities sold short	(518,337)
Purchases of long-term securities	(195,385,113)
Proceeds from sales of long-term securities	201,074,408
Purchases to cover securities sold short	(106,540,981)
Proceeds from securities sold short	105,454,357
Proceeds from short-term securities, net	1,893,000
Net cash provided by operating activities		$8,223,579
Cash Flows from Financing Activities
Proceeds from sale of shares	8,700,422
Cost of shares redeemed	(16,614,918)
Net cash used by financing activities		(7,914,496)
Effect of exchange rate on cash		(42,833)
Net increase in cash		266,250
Cash — beginning of period		154,868
Cash — end of period		$421,118
RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net decrease in net assets resulting from operations		$(15,858,210)
Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash Provided by Operating Activities
Change in dividends and interest receivable	$(160,013)
Change in accrued expenses	(126,153)
Change in prepaid expenses and other assets	(2,199)
Change in advisory fee payable	3,418
Change in dividend expense payable on securities sold short	72,021
Purchases of long-term securities	(195,385,113)
Proceeds from sales of long-term securities	201,074,408
Purchases to cover securities sold short	(106,540,981)
Proceeds from securities sold short	105,454,357
Proceeds from short-term securities, net	1,893,000
Net change in unrealized depreciation from investments, short sales and foreign currency translations	23,747,199
Net realized gain from investments, short sales and foreign currency transactions	(5,948,155)
Total adjustments		24,081,789
Net cash provided by operating activities		$8,223,579
Non-Cash Activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31,
	(unaudited)	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of period	$5.86	$4.08	$23.58	$21.85	$16.82	$13.25
INVESTMENT OPERATIONS
Net investment income	0.09	0.08	0.25	0.37	0.21	0.14
Net gain (loss) on investments, short sales and foreign currency related items (both realized and unrealized)	(0.84)	2.01	(10.11)[1]	5.58	5.19	3.53
Total from investment operations	(0.75)	2.09	(9.86)	5.95	5.40	3.67
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.13)	(0.34)	(0.37)	(0.11)	(0.10)
Distributions from net realized gains	—	(0.18)	(9.30)	(3.85)	(0.26)	—
Total dividends and distributions	—	(0.31)	(9.64)	(4.22)	(0.37)	(0.10)
Net asset value, end of period	$5.11	$5.86	$4.08	$23.58	$21.85	$16.82
Total return[2]	(12.80)%	51.62%	(54.80)%	29.44%	32.51%	27.84%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$106,634	$130,520	$53,245	$179,817	$242,319	$186,190
Ratio of expenses to average net assets	2.32%[3]	1.14%	1.04%	1.30%	1.36%	1.40%
Ratio of expenses to average net assets excluding short sales dividend expense	1.35%[3]	1.08%	—	—	—	—
Ratio of net investment income to average net assets	3.07%[3]	1.57%	1.40%	0.94%	1.11%	1.11%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.36%[3]	0.40%	0.25%	0.15%	0.23%	0.25%
Portfolio turnover rate	163%	196%	61%	62%	80%	77%

1  The investment adviser fully reimbursed the Portfolio for a loss on a transaction not meeting the Portfolio's investment guidelines, which otherwise would have reduced the amount by $0.01.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements
June 30, 2010 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and currently offers three managed investment portfolios of which one, the International Equity Flex III Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995. Effective May 1, 2009, the name of the Portfolio was changed from Emerging Markets Portfolio.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of June 30, 2010 in valuing the Portfolio's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Asia	$3,459,739	$—	$—	$3,459,739
Australia	189,192	6,065,011	—	6,254,203
Austria	—	516,008	—	516,008
Belgium	—	2,605,211	—	2,605,211
Bermuda	—	225,735	—	225,735
Denmark	—	2,301,247	—	2,301,247
Finland	—	3,283,338	—	3,283,338
France	—	9,995,694	—	9,995,694
Germany	—	11,150,213	—	11,150,213
Greece	—	160,669	—	160,669
Hong Kong	1,881,373	—	—	1,881,373
Ireland	83	19,659	—	19,742
Israel	614,393	132,057	—	746,450
Italy	4,265	3,904,603	—	3,908,868
Japan	939,112	29,593,649	—	30,532,761
Luxembourg	—	33,310	—	33,310
Netherlands	—	5,167,372	—	5,167,372
Norway	—	569,023	—	569,023
Portugal	—	679,230	—	679,230
Singapore	1,272,154	—	—	1,272,154
Spain	—	2,978,299	—	2,978,299
Sweden	—	5,819,110	—	5,819,110
Switzerland	—	5,945,205	—	5,945,205
United Kingdom	200,452	25,922,604	—	26,123,056
Preferred Stocks
Germany	—	809,335	—	809,335
Rights
Norway	5,066	—	—	5,066
Warrants
Italy	196	—	—	196
Short-Term Investment	7,940,455	—	—	7,940,455
Securities Sold Short
Common Stocks
Austria	—	(290,874)	—	(290,874)
Belgium	—	(482,781)	—	(482,781)
Bermuda	—	(56,589)	—	(56,589)
Cyprus	—	(38,245)	—	(38,245)
Denmark	—	(457,910)	—	(457,910)
Finland	—	(240,959)	—	(240,959)
France	—	(3,013,045)	—	(3,013,045)
Germany	(63,400)	(1,238,404)	—	(1,301,804)
Italy	—	(1,262,953)	—	(1,262,953)
Japan	—	(5,528,477)	—	(5,528,477)
Luxembourg	—	(212,312)	—	(212,312)
Netherlands	—	(899,501)	—	(899,501)
Norway	—	(302,957)	—	(302,957)

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

	Level 1	Level 2	Level 3	Total
Portugal	$—	$(51,141)	$—	$(51,141)
Spain	—	(516,974)	—	(516,974)
Sweden	—	(1,108,908)	—	(1,108,908)
Switzerland	—	(2,009,938)	—	(2,009,938)
United Kingdom	—	(2,443,817)	—	(2,443,817)
Preferred Stocks
Germany	—	(64,341)	—	(64,341)
Other Financial Instruments*	—	—	—	—
	$16,443,080	$97,656,456	$—	$114,099,536

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2010, as a result of the fair value pricing procedures for international investments utilized by the Portfolio, certain securities may have transferred in and out of Level 1 and Level 2 measurements during the period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective January 1, 2009, the Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance, and cash flows. The Portfolio has not entered into any derivative or hedging activities during the period covered by this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends and dividend expense on short sales are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to, or hedge against changes in equities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2010, the Portfolio had no open futures contracts.

I) SHORT SALES — The Portfolio enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities (see note J) and securities. Cash deposits are shown as cash segregated at brokers on the Statement of Assets and Liabilities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. The Portfolio's loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Portfolio. In addition, the Portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

lending activity is either in the form of cash segregated at brokers or pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2010, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $187,161, of which $9,160 was rebated to borrowers (brokers). The Portfolio retained $139,829 in income from the cash collateral investment, and SSB, as lending agent, was paid $38,172. Securities lending income is accrued as earned.

K) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

L) FORWARD FOREIGN CURRENCY CONTRACTS — The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 2. Significant Accounting Policies

contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2010, the Portfolio had no open forward foreign currency contracts.

M) OTHER — The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended June 30, 2010, investment advisory fees earned and voluntarily waived were $610,549 and $217,862, respectively. Fee waivers and

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Portfolio's average daily net assets. For the six months ended June 30, 2010, co-administrative services fees earned by CSAMSI were $54,950.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2010, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $75,537.

In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2010, Merrill was paid $15,165 for its services by the Portfolio.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2010, and during the six months ended June 30, 2010, the Portfolio had no borrowings under the Credit Facility.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2010, purchases and sales of investment securities (excluding short sales and short-term investments) were $196,235,844 and $202,062,684, respectively. Securities sold short and purchases to cover securities sold short were $105,994,999 and $106,839,181, respectively.

At June 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $141,118,909, $4,811,724, $(11,547,571) and $(6,735,847), respectively.

At June 30, 2010, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized appreciation from securities sold short were $(22,604,195), $2,580,796, $(260,127) and $2,320,669, respectively.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2010 (unaudited)	For the Year Ended December 31, 2009
Shares sold	1,486,743	3,357,893
Shares exchanged due to merger	—	10,314,385
Shares issued in reinvestment of dividends and distributions	—	643,468
Shares redeemed	(2,919,993)	(5,091,113)
Net increase (decrease)	(1,433,250)	9,224,633

On June 30, 2010, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
5	82%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 7. Acquisition of Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio

On December 11, 2009, Credit Suisse Trust — International Equity Flex III Portfolio acquired all of the net assets of Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio, both open-end investment companies, pursuant to a plan of reorganization approved by the Board of Trustees on August 18, 2009. The purpose of the transaction was to combine three funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 2,140,708 shares of Credit Suisse Trust — International Equity Flex I Portfolio valued at $21,716,138 and 4,055,155 shares of Credit Suisse Trust — International Equity Flex II Portfolio valued at $38,075,738 for 10,314,385 shares of Credit Suisse Trust — International Equity Flex III Portfolio. The investment portfolios of Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio had a fair value at December 11, 2009 of $21,695,471 and $38,080,582 and identified costs of $18,350,197 and $32,684,366, respectively, which were the principal assets acquired by Credit Suisse Trust — International Equity Flex III Portfolio. For financial reporting purposes, assets received and shares issued by Credit Suisse Trust — International Equity Flex III Portfolio were recorded at fair value; however the cost basis of the investments received from Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio were carried forward to align ongoing reporting of Credit Suisse Trust — International Equity Flex III Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse Trust — International Equity Flex III Portfolio were $69,332,521.

Credit Suisse Trust — International Equity Flex III Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (unaudited)

Note 7. Acquisition of Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio

Credit Suisse Trust — International Equity Flex III Portfolio pro forma results of operations for the year ended December 31, 2009 are as follows:

Net investment income	$2,421,259[1]
Net gain from investments, short sales and foreign currency related items	38,720,089[2]
Net increase in net assets resulting from operations	$41,141,348

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio that have been included in Credit Suisse Trust — International Equity Flex III Portfolio's statement of operations since December 11, 2009.

1  $999,305 as reported, plus $784,313 and $475,788 for Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio, respectively, premerger, plus $161,853 of pro-forma gross expenses eliminated.

2  $24,069,061 as reported, plus $6,002,603 and $8,648,425 for Credit Suisse Trust — International Equity Flex I Portfolio and Credit Suisse Trust — International Equity Flex II Portfolio, respectively, premerger.

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective June 30, 2009, the Portfolio adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Portfolio's financial statements through August 25, 2010. Management has determined that there are no material events that would require disclosure in the Portfolio's financial statements through this date.

Credit Suisse Trust — International Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — International Equity Flex III Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 3, 2010.

Credit Suisse Trust — International Equity Flex III Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolio's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-SAR-0610

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 1, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2010